AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 11, 2000

                                                       REGISTRATION NOS. 33-6931
                                                                        811-4727
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                ----------------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933                          |X|
                           PRE-EFFECTIVE AMENDMENT NO.

                         POST-EFFECTIVE AMENDMENT NO. 39                     |X|
                                     AND/OR

                             REGISTRATION STATEMENT
                                    UNDER THE

                          INVESTMENT COMPANY ACT OF 1940                     |X|
                                AMENDMENT NO. 40                             |X|

                        (CHECK APPROPRIATE BOX OR BOXES)

                                -----------------

                      PHOENIX STRATEGIC EQUITY SERIES FUND
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                -----------------

               101 MUNSON STREET, GREENFIELD, MASSACHUSETTS 01301
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                C/O PHOENIX EQUITY PLANNING--SHAREHOLDER SERVICES
                                 (800) 243-1574
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                               ------------------

                               PAMELA S. SINOFSKY
                            ASSISTANT VICE PRESIDENT
                              AND ASSISTANT COUNSEL
                        PHOENIX INVESTMENT PARTNERS, LTD.
                               56 PROSPECT STREET
                        HARTFORD, CONNECTICUT 06115-0479
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                               -------------------

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:


It is proposed that this filing will become effective (check appropriate box) [ ] immediately upon filing pursuant to paragraph (b)
[ ] on             pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(i)
|X| on May 12, 2000 pursuant to paragraph (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)

[ ] on             pursuant to paragraph (a)(ii) of Rule 485.
If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                      PHOENIX STRATEGIC EQUITY SERIES FUND

                  CROSS REFERENCE SHEET PURSUANT TO RULE 495(A)
                        UNDER THE SECURITIES ACT OF 1993

                                     PART A
                       INFORMATION REQUIRED IN PROSPECTUS

ITEM NUMBER FORM N-1A, PART A                                           PROSPECTUS CAPTION
-----------------------------                                           ------------------


1.     Front and Back Cover Pages................................       Cover Page, Back Cover Page
2.     Risk/Return Summary: Investments, Risks, Performance......       Investment Risk and Return Summary
3.     Risk/Return Summary: Fee Table............................       Fund Expenses
4.     Investment Objectives, Principal Investment Strategies,

         and Related Risks.......................................       Investment Risk and Return Summary; Additional
                                                                        Investment Techniques

5.     Management's Discussion of Fund Performance...............       Performance Tables
6.     Management, Organization, and Capital Structure...........       Management of the Fund
7.     Shareholder Information...................................       Pricing of Fund Shares; Sales Charges; Your
                                                                        Account; How to Buy Shares; How to Sell Shares;
                                                                        Things to Know When Selling Shares; Account
                                                                        Policies; Investor Services; Tax Status of Distributions
8.     Distribution Arrangements.................................       Sales Charges
9.     Financial Highlights Information..........................       Financial Highlights


                                                               PART B
                                     INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

ITEM NUMBER FORM N-1A, PART B                                           STATEMENT OF ADDITIONAL INFORMATION CAPTION
-----------------------------                                           -------------------------------------------

10.    Cover Page and Table of Contents.........................        Cover Page, Table of Contents
11.    Fund History.............................................        The Fund
12.    Description of the Fund and Its Investment Risks.........        Investment Objectives and Policies; Investment
                                                                        Restrictions
13.    Management of the Fund...................................        Management of the Fund
14.    Control Persons and Principal Holders of Securities......        Management of the Fund
15.    Investment Advisory and Other Services...................        Services of the Adviser; The Distributor;
                                                                        Distribution Plans; Other Information
16.    Brokerage Allocation and Other Practices.................        Portfolio Transactions and Brokerage
17.    Capital Stock and Other Securities......................         Other Information
18.    Purchase, Redemption, and Pricing of Shares..............        Net Asset Value; How to Buy Shares; Investor
                                                                        Account Services; Redemption of Shares; Tax
                                                                        Sheltered Retirement Plans
19.    Taxation of the Fund.....................................        Dividends, Distributions and Taxes
20.    Underwriters.............................................        The Distributor
21.    Calculation of Performance Data..........................        Performance Information
22.    Financial Statements.....................................        Financial Statements

                                                               PART C
                 INFORMATION REQUIRED TO BE INCLUDED IN PART C IS SET FORTH UNDER THE APPROPRIATE ITEM, SO NUMBERED,
                                              IN PART C OF THIS REGISTRATION STATEMENT.

                      TABLE OF CONTENTS
---------------------------------------------------------------------------

                      Phoenix-Engemann Small Cap Fund
                         Investment Risk and Return Summary.............  1
                         Fund Expenses..................................  4
                         Management of the Fund.........................  5

                      Phoenix-Seneca Growth Fund

                         Investment Risk and Return Summary.............  7
                         Fund Expenses.................................. 10
                         Management of the Fund......................... 11
                      Phoenix-Seneca Strategic Theme Fund

                         Investment Risk and Return Summary............. 13
                         Fund Expenses.................................. 16
                         Management of the Fund......................... 17
                      Additional Investment Techniques.................. 19
                      Pricing of Fund Shares............................ 19
                      Sales Charges..................................... 20
                      Your Account...................................... 23
                      How to Buy Shares................................. 24
                      How to Sell Shares................................ 24
                      Things You Should Know When Selling Shares........ 25
                      Account Policies.................................. 26
                      Investor Services................................. 27
                      Tax Status of Distributions....................... 28
                      Financial Highlights.............................. 29
                      Additional Information............................ 36



[triangle] Phoenix
           Strategic
           Equity
           Series
           Fund

PHOENIX-ENGEMANN SMALL CAP FUND
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
Phoenix-Engemann Small Cap Fund has an investment objective of long-term capital growth. There is no guarantee that the fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGIES
[arrow] The fund invests primarily in stocks of companies with total market capitalizations of $1.5 billion or less at the time of investment. The fund may invest in both U.S. and foreign (non-U.S.) issuers.

[arrow] The subadviser selects companies that it believes have the potential for long-term, rapid growth. Companies are selected on the basis of their:

         o ability to expand existing product lines, introduce new products and expand geographically,

         o  market share gains,

         o  improved operating efficiency,  and

         o  unexploited themes or acquisitions.

         Additionally, the fund seeks companies with strong financial structures and strong fundamental prospects.

[arrow]  Any income derived from investments will be incidental.

[arrow] The subadviser's investment strategy may result in a higher portfolio turnover rate for the fund. High portfolio turnover rates may increase costs to the fund, may negatively affect fund performance, and may increase capital gains distributions, resulting in greater tax liability to you.

[arrow] Securities are evaluated for sale when they fail to meet the subadviser's expectations.

Temporary Defensive Strategy: When, in the subadviser's opinion, adverse market or economic conditions warrant, any part of the fund's assets may be held in cash or money market instruments, including U.S. Treasury obligations maturing within one year from the date of purchase. In such instances, the fund may not achieve its stated objective.


Please see "Additional Investment Techniques" for other investment techniques of the fund.



                                               Phoenix-Engemann Small Cap Fund 1

PRINCIPAL RISKS
If you invest in this fund, you risk that you may lose your investment.

GENERAL

The value of the fund's investments that supports your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease.


SMALL CAPITALIZATIONS
Given the limited operating history and rapidly changing fundamental prospects, investment returns from smaller capitalization companies can be highly volatile. Small capitalization companies may be affected to a greater extent to changes in economic conditions and conditions in particular industries, are subject to varying patterns of trading volume and may, at times, be more difficult to sell. Focusing fund investments in small companies may also subject the fund to greater risks than a fund that invests in a broad range of securities that do not have the potential to appreciate, and companies with small capitalizations may find it more difficult to raise capital.

GROWTH STOCKS

Because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock's capital appreciation, making return more dependent on market increases and decreases. Growth stocks are therefore more volatile than non-growth stocks to market changes, tending to rise faster when markets rise and drop more sharply when markets fall.


FOREIGN INVESTING
Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than U.S. dollars that will fluctuate in value as a result of changes in the currency exchange rate.



2 Phoenix-Engemann Small Cap Fund

PERFORMANCE TABLES

The bar chart and table below provide some indication of the risks of investing in the Phoenix-Engemann Small Cap Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year.(1) The table shows how the fund's average annual returns for one year and for the life of the fund compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.


     CALENDAR       ANNUAL
       YEAR       RETURN (%)

      1996          29.96
      1997           9.51
      1998          11.40
      1999          83.61


(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the period shown in the chart above, the highest return for a quarter was 71.44% (quarter ending December 31, 1999) and the lowest return for a quarter was (26.01)% (quarter ending September 30, 1998). Year-to-date performance (through March 31, 2000) is 14.32%.

--------------------------------------------------------------------------------
 Average Annual Total Returns
 (for the periods ending 12/31/99)(1)       One Year       Life of the Fund(2)
--------------------------------------------------------------------------------
 Class A Shares(3)                           73.05%              36.07%
--------------------------------------------------------------------------------
 Class B Shares                              78.32%              36.81%
--------------------------------------------------------------------------------
 Russell 2000 Growth Index (4)               43.09%              16.74%

--------------------------------------------------------------------------------

(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B Shares.

(2) Since October 16, 1995.


(3) Class A Share performance has been restated to reflect the deduction of the current maximum sales charge.

(4) The Russell 2000 Growth Index is an unmanaged, commonly used measure of total return performance of small-capitalization growth-orientated stocks. The Index does not reflect sales charges.



                                               Phoenix-Engemann Small Cap Fund 3

FUND EXPENSES
--------------------------------------------------------------------------------

This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                             CLASS A    CLASS B
                                                             SHARES      SHARES
                                                             -------    -------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                 5.75%       None

Maximum Deferred Sales Charge (load) (as a percentage of
the lesser of the value redeemed or the amount invested)      None       5%(a)

Maximum Sales Charge (load) Imposed on Reinvested
Dividends                                                     None        None

Redemption Fee                                                None        None

Exchange Fee                                                  None        None

                                                            --------------------

                                                             CLASS A    CLASS B
                                                             SHARES      SHARES
                                                             -------    -------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)

Management Fees                                               0.75%      0.75%

Distribution and Service (12b-1) Fees (b)                     0.25%      1.00%

Other Expenses                                                0.46%      0.46%
                                                              -----      -----

TOTAL ANNUAL FUND OPERATING EXPENSES                          1.46%      2.21%
                                                              =====      =====


(a) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year.

(b) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


4 Phoenix-Engemann Small Cap Fund

--------------------------------------------------------------------------------
   CLASS            1 YEAR         3 YEARS         5 YEARS          10 YEARS
--------------------------------------------------------------------------------
   Class A           $715          $1,010           $1,327           $2,221

--------------------------------------------------------------------------------
   Class B           $624           $891            $1,185           $2,355
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
   CLASS            1 YEAR         3 YEARS         5 YEARS          10 YEARS
--------------------------------------------------------------------------------
   Class B           $224           $691            $1,185           $2,355
--------------------------------------------------------------------------------



MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------


THE ADVISERS

Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix also acts as the investment adviser for 14 fund companies totaling 38 mutual funds, as subadviser to two fund companies totaling three mutual funds and as adviser to institutional clients. As of December 31, 1999, Phoenix had $25.7 billion in assets under management. Phoenix has acted as an investment adviser for over sixty years.

Roger Engemann & Associates, Inc. ("Engemann") is the investment subadviser to the fund and is located at 600 North Rosemead Boulevard, Pasadena, California 91107. Engemann acts as adviser to six mutual funds, as subadviser to four other mutual funds and acts as investment adviser to institutions and individuals. As of December 31, 1999, Engemann had $10.9 billion in assets under management. Engemann has been an investment adviser since 1969.


Subject to the direction of the fund's Board of Trustees, Phoenix is responsible for managing the fund's investment program and the general operations of the funds. Engemann, as subadviser, is responsible for day-to-day management of the fund's portfolio. Engemann manages the fund's assets to conform with the investment policies as described in this prospectus. The fund pays Phoenix a monthly investment management fee that is accrued daily against the value of the fund's net assets at the following rates:

--------------------------------------------------------------------------------

                                        $1+ billion
                    1st billion      through $2 billion       $2+ billion
--------------------------------------------------------------------------------
 Management Fee       0.75%                0.70%                 0.65%
--------------------------------------------------------------------------------

                                               Phoenix-Engemann Small Cap Fund 5

Phoenix pays Engemann a subadvisory fee at the following rates:

--------------------------------------------------------------------------------

                  Up to         $323 million        $1+ billion
              $323 million  through $1 billion  through $2 billion   2+ billion
--------------------------------------------------------------------------------
 Subadvisory Fee   0.20%          0.375%              0.35%             0.325%
--------------------------------------------------------------------------------

During the fund's last fiscal year, the fund paid total management fees of $1,885,586. The ratio of management fees to average net assets for the fiscal year ended April 30, 1999 was 0.75%.


PORTFOLIO MANAGEMENT
Roger Engemann, Jim Mair and John Tilson oversee the research and portfolio management function at Engemann. Each is a Managing Director, Equities of Phoenix. The portfolio managers named below are responsible for the day-to-day management of the fund's portfolio. Mr. Engemann has been President of Engemann since its inception. Messrs. Mair and Tilson are both Executive Vice Presidents of Portfolio Management of Engemann and both have been with Engemann since 1983. Messrs. Engemann and Mair earned the right to use the Chartered Financial Analyst designation in 1972, and Mr. Tilson earned the right to use the Chartered Financial Analyst designation in 1974.

Lou Abel and Yossi Lipsker serve as co-portfolio managers of the fund and as such are responsible for the day-to-day management of the fund's portfolio. Messrs. Abel and Lipsker are both Vice Presidents of Engemann and have been with Engemann since 1991 and 1995, respectively. Messrs. Abel and Lipsker also serve as co-portfolio managers of the Phoenix-Engemann Small & Mid-Cap Growth Fund of the Phoenix-Engemann Funds, and Mr. Lipsker serves as co-portfolio manager of the Phoenix-Engemann Nifty Fifty Fund of the Phoenix-Engemann Funds. Mr. Abel earned the right to use the Chartered Financial Analyst designation in 1993.


6 Phoenix-Engemann Small Cap Fund

PHOENIX-SENECA GROWTH FUND
INVESTMENT RISK AND RETURN SUMMARY


INVESTMENT OBJECTIVE

Phoenix-Seneca Growth Fund has an investment objective of long-term capital growth. There is no guarantee that the fund will achieve its objective.


PRINCIPAL INVESTMENT STRATEGIES
[arrow] Under normal circumstances, the fund will invest at least 65% of its total assets in common stocks.

[arrow] The subadviser uses a screening process to select stocks of companies that it believes are:

         o  growing at the fastest rates;

         o  producing quality, sustainable earnings;

         o  well managed; and

         o  reasonably valued relative to their growth rate and to the market.

[arrow]  Stocks are reviewed for sale if:

         o  earnings reports disappoint;

         o  valuation levels reach the top of their historic levels; or

         o  earnings momentum peaks.

[arrow] The fund may invest in both U.S. and foreign (non-U.S.) stocks of any type, with any capitalization and from any industry.

[arrow]  Any income derived from investments will be incidental.

[arrow] The subadviser's investment strategy may result in a higher portfolio turnover rate for the fund. High portfolio turnover rates may increase costs to the fund, may negatively affect fund performance, and may increase capital gains distributions, resulting in greater tax liability to you.

Temporary Defensive Strategy: When, in the subadviser's opinion, adverse market or economic conditions warrant, any part of the fund's assets may be held in cash or money market instruments, including U.S. Treasury obligations maturing within one year from the date of purchase. In such instances, the fund may not achieve its stated objective.


Please see "Additional Investment Techniques" for other investment techniques of the fund.


                                                    Phoenix-Seneca Growth Fund 7

PRINCIPAL RISKS
If you invest in this fund, you risk that you may lose your investment.

GENERAL

The value of the fund's investments that supports your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease.


GROWTH STOCKS

Because growth stocks typically make little or no dividend payments to shareholders, investment return is based on a stock's capital appreciation, making return more dependent on market increases and decreases. Growth stocks are therefore more volatile than non-growth stocks to market changes, tending to rise faster when markets rise and drop more sharply when markets fall.


SMALL CAPITALIZATIONS

Companies with small capitalizations are often companies with a limited operating history or companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant impact or negative effect on small capitalization companies and their stock performance and can make investment returns highly volatile. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.


FOREIGN INVESTING
Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than U.S. dollars that will fluctuate in value as a result of changes in the currency exchange rate.


8 Phoenix-Seneca Growth Fund

PERFORMANCE TABLES

The bar chart and table below provide some indication of the risks of investing in the Phoenix-Seneca Growth Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year.(1) The table shows how the fund's average annual returns compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.

     CALENDAR       ANNUAL
      YEAR        RETURN (%)
      1997          27.87
      1998          28.80
      1999          38.91

(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the period shown in the chart above, the highest return for a quarter was 27.55% (quarter ending December 31, 1999) and the lowest return for a quarter was (12.35)% (quarter ending September 30, 1998). Year-to-date performance (through March 31, 2000) is 3.68%.

-----------------------------------------------------------------------------------------------------------------

                                                                          Life of the Fund(2)
 Average Annual Total Returns                            --------------------------------------------------------
 (for the periods ending 12/31/99)(1)       One Year       Class A       Class B       Class C       Class X
-----------------------------------------------------------------------------------------------------------------
 Class A Shares(3)                           30.92%        32.78%          --            --            --
-----------------------------------------------------------------------------------------------------------------
 Class B Shares                              33.28%          --           24.81%         --            --
-----------------------------------------------------------------------------------------------------------------
 Class C Shares                              37.20%          --            --           27.09%         --
-----------------------------------------------------------------------------------------------------------------
 Class X Shares                              39.26%          --            --            --           35.66%
-----------------------------------------------------------------------------------------------------------------
 S&P 500 Composite Stock Price Index(4)      21.14%        26.86%         19.57%        19.57%        26.86%
-----------------------------------------------------------------------------------------------------------------

(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption of the fund's Class B and Class C Shares.

(2) Class X and Class A Shares since March 8, 1996; Class B and Class C Shares since July 1, 1998.

(3) Class A Share performance has been restated to reflect the deduction of the current maximum sales charge.

(4) The S&P 500 Composite Stock Price Index is an unmanaged but commonly used measure of common stock total return performance. The S&P's performance does not reflect sales charges.



                                                    Phoenix-Seneca Growth Fund 9

FUND EXPENSES
--------------------------------------------------------------------------------

This table illustrates all fees and expenses that you may pay if you buy and hold shares of the fund.

                                                             CLASS A      CLASS B       CLASS C       CLASS X
                                                             SHARES        SHARES        SHARES        SHARES
                                                             -------      -------       -------       -------

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                 5.75%         None          None          None

Maximum Deferred Sales Charge (load) (as a percentage of
the lesser of the value redeemed or the amount invested)      None         5%(a)         1%(b)          None

Maximum Sales Charge (load) Imposed on Reinvested                           None          None          None
Dividends                                                     None

Redemption Fee                                                None          None          None          None

Exchange Fee                                                  None          None          None          None

                                                          --------------------------------------------------------

                                                             CLASS A      CLASS B       CLASS C       CLASS X
                                                             SHARES        SHARES        SHARES        SHARES
                                                             -------      -------       -------       -------

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)

Management Fees                                               0.70%        0.70%          0.70%        0.70%

Distribution and Service (12b-1) Fees (d)                     0.25%        1.00%          1.00%         None

Other Expenses                                                0.29%        0.29%          0.29%        0.29%
                                                              -----        -----          -----        -----

TOTAL ANNUAL FUND OPERATING EXPENSES                          1.24%        1.99%          1.99%(c)     0.99%(c)
                                                              =====        =====          =====        =====

(a) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year.

(b) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.


(c) For the purposes of this table, expenses of the former Phoenix-Seneca Equity Opportunities Fund as of April 30, 1999, were used to estimate Total Annual Fund Operating Expenses; actual expenses may be more or less than the amounts shown. Effective May 12, 2000, the former Phoenix-Seneca Equity Opportunities Fund has merged with the former Phoenix-Seneca Growth Fund, and is now called Phoenix-Seneca Growth Fund.


(d) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


10 Phoenix-Seneca Growth Fund

--------------------------------------------------------------------------------
   CLASS           1 YEAR          3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------
   Class A          $694            $946             $1,217           $1,989
--------------------------------------------------------------------------------
   Class B          $602            $824             $1,073           $2,123
--------------------------------------------------------------------------------
   Class C          $302            $624             $1,073           $2,317
--------------------------------------------------------------------------------
   Class X          $101            $315              $547            $1,213

--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:


--------------------------------------------------------------------------------
   CLASS           1 YEAR          3 YEARS          5 YEARS          10 YEARS
--------------------------------------------------------------------------------
   Class B          $202            $624             $1,073           $2,123
--------------------------------------------------------------------------------

   Class C          $202            $624             $1,073           $2,317

--------------------------------------------------------------------------------



MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

THE ADVISERS

Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix also acts as the investment adviser for 14 fund companies totaling 38 mutual funds, as subadviser to two fund companies totaling three mutual funds and as adviser to institutional clients. As of December 31, 1999, Phoenix had $25.7 billion in assets under management. Phoenix has acted as an investment adviser for over sixty years.

Seneca Capital Management LLC ("Seneca") is the investment subadviser to the fund and is located at 909 Montgomery Street, San Francisco, California 94133. Seneca acts as a subadviser to nine other mutual funds and as investment adviser to institutions and individuals. As of December 31, 1999, Seneca had $9.2 billion in assets under management. Seneca has been (with its predecessor, GMG/Seneca Capital Management LP ("GMG/Seneca")) an investment adviser since 1989.


Subject to the direction of the fund's Board of Trustees, Phoenix is responsible for managing the fund's investment program and the general operations of the fund. Seneca, as subadviser, is responsible for day-to-day management of the fund's portfolio. Seneca manages the fund's assets to conform with the investment policies as described in this prospectus. The fund pays Phoenix a monthly investment management fee that is accrued daily against the value of the fund's net assets at the following rates:

                                                   Phoenix-Seneca Growth Fund 11

--------------------------------------------------------------------------------
                $1st billion     $1+ billion through $2 billion     $2+ billion
--------------------------------------------------------------------------------
 Management Fee    0.70%                     0.65%                     0.60%
--------------------------------------------------------------------------------

Phoenix pays Seneca a subadvisory fee at the following rates:

--------------------------------------------------------------------------------

                   Up to           $184 million        $1+ billion         $2+
                $184 million   through $1 billion   through $2 billion   billion
--------------------------------------------------------------------------------
 Subadvisory Fee   0.20%              0.35%               0.325%          0.30%
--------------------------------------------------------------------------------

During the fund's last fiscal year, the fund paid total management fees of $1,352,558. The ratio of management fees to average net assets for the fiscal year ended April 30, 1999 was 0.70%.

PORTFOLIO MANAGEMENT
Investment and trading decisions for the fund are made by a team of managers and analysts headed by Gail P. Seneca. The team leaders, which include Ms. Seneca, Richard D. Little and Ronald K. Jacks, are primarily responsible for the day-to-day decisions related to the fund.


Gail P. Seneca. Ms. Seneca has served as Co-Manager of the fund since January 1998. She also serves as Co-Manager of the Phoenix-Seneca Strategic Theme Fund of Phoenix Strategic Equity Series Fund and of the Phoenix Duff & Phelps Institutional Growth Stock Portfolio of Phoenix Duff & Phelps Institutional Mutual Funds. Ms. Seneca also serves as a team leader for each of the Phoenix-Seneca Funds. Ms. Seneca has been the Chief Executive and Investment Officer of Seneca or GMG/Seneca since November 1989. From October 1987 until October 1989, she was Senior Vice President of the Asset Management Division of Wells Fargo Bank, and, from October 1983 to September 1987, she was Investment Strategist and Portfolio Manager for Chase Lincoln Bank, heading the fixed income division.

Richard D. Little. Mr. Little has served as Co-Manager of the fund since January 1998. He also serves as Co-Manager of the Phoenix-Seneca Strategic Theme Fund of Phoenix Strategic Equity Series Fund and of the Phoenix Duff & Phelps Institutional Growth Stock Portfolio of Phoenix Duff & Phelps Institutional Mutual Funds. Mr. Little also serves as a Portfolio Manager for Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund of Phoenix-Seneca Funds. Mr. Little has been Director of Equities with Seneca or GMG/Seneca since December 1989. Before he joined GMG/Seneca, Mr. Little held positions as an analyst, board member, and regional manager with Smith Barney, NatWest Securities, and Montgomery Securities.

Ronald K. Jacks. Mr. Jacks has served as Co-Manager of the fund since January 1998. He also serves as Co-Manager of the Phoenix-Seneca Strategic Theme Fund of Phoenix Strategic Equity Series Fund and of the Phoenix Duff & Phelps Institutional Growth Stock Portfolio of Phoenix Duff & Phelps Institutional Mutual Funds. Mr. Jacks also serves as a Portfolio Manager for Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund of Phoenix-Seneca Funds. Mr. Jacks was Secretary of the Phoenix-Seneca Funds from February 1996 through February 1998. Mr. Jacks was a Trustee of Phoenix-Seneca Funds from February 1996 through June 1997. Mr. Jacks has been a Portfolio Manager with Seneca or GMG/Seneca since July 1990.


12 Phoenix-Seneca Growth Fund

PHOENIX-SENECA STRATEGIC THEME FUND
INVESTMENT RISK AND RETURN SUMMARY
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
Phoenix-Seneca Strategic Theme Fund has an investment objective of long-term capital growth. There is no guarantee that the fund will achieve its objective.

PRINCIPAL INVESTMENT STRATEGIES
[arrow] The fund invests primarily in stocks of U.S. and foreign (non-U.S.) companies of any capitalization that the subadviser believes are well positioned to benefit from cultural, demographic, regulatory, social, or technological changes worldwide and that offer growth potential.

[arrow] The subadviser establishes strategic (major changes affecting markets for prolonged periods) and tactical (focused, short-term) investment themes that generally reflect trends that appear likely to drive stocks with:

         o  similar technologies and products;

         o  embody social, economic, political and technological considerations;
            or

         o  present a visionary idea or creative solution.

         The themes should offer substantial appreciation potential and exhibit some independence from economic cycles.

[arrow] The subadviser seeks to identify companies which are well positioned to benefit from an investment theme and possess:

         o  satisfactory return on capital;

         o  enhanced industry position; and

         o  superior management skills.

[arrow] More than one theme may be pursued at a time and themes may change when the subadviser believes that the theme is saturated or fully exploited.

[arrow] The subadviser's investment strategy may result in a higher portfolio turnover rate for the fund. High portfolio turnover rates may increase costs to the fund, may negatively affect fund performance, and may increase capital gains distributions, resulting in greater tax liability to you.

Temporary Defensive Strategy: When, in the subadviser's opinion, adverse market conditions warrant, investments may be made in fixed income securities with or without warrants or conversion features. The fund may also pursue a policy of retaining cash or investing all or part of its assets in cash equivalents. In such instances, the fund may not achieve its stated objective.

                                          Phoenix-Seneca Strategic Theme Fund 13

Please see "Additional Investment Techniques" for other investment techniques of the fund.


PRINCIPAL RISKS
If you invest in this fund, you risk that you may lose your investment.

GENERAL

The value of the fund's investments that supports your share value can decrease as well as increase. If between the time you purchase shares and the time you sell shares the value of the fund's investments decreases, you will lose money.

Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the fund invests can be worse than expected and investments may fail to perform as the adviser expects. As a result, the value of your shares may decrease.


THEME INVESTING
Theme investing is dependent upon the subadviser's ability to anticipate emerging market trends, exploit such investment opportunities and to thereafter sell securities once the theme is saturated.

There is no assurance that the themes selected will increase as the market increases.

If a limited number of themes are selected for fund investment, adverse economic, political or regulatory developments may have a greater adverse effect on the fund than if the fund invested in a larger number of themes.

Themes not selected for investment may prove more profitable than themes selected for investment by the subadviser.

SMALL CAPITALIZATIONS
Companies with small capitalizations are often companies with a limited operating history or companies in industries that have recently emerged due to cultural, economic, regulatory or technological developments. Such developments can have a significant impact or negative effect on small capitalization companies and their stock performance and can make investment returns highly volatile. Product lines are often less diversified and subject to competitive threats. Smaller capitalization stocks are subject to varying patterns of trading volume and may, at times, be difficult to sell.

FOREIGN INVESTING
Foreign markets and currencies may not perform as well as U.S. markets. Political and economic uncertainty in foreign countries, as well as less public information about foreign investments may negatively impact the fund's portfolio. Dividends and other income payable on foreign securities may be subject to foreign taxes. Some investments may be made in currencies other than U.S. dollars that will fluctuate in value as a result of changes in the currency exchange rate.

14 Phoenix-Seneca Strategic Theme Fund

PERFORMANCE TABLES
The bar chart and table below provide some indication of the risks of investing in the Phoenix-Seneca Strategic Theme Fund. The bar chart shows changes in the fund's Class A Shares performance from year to year.(1) The table shows how the fund's average annual returns for one year and for the life of the fund compare to those of a broad-based securities market index. The fund's past performance is not necessarily an indication of how the fund will perform in the future.

   CALENDAR         ANNUAL
     YEAR         RETURN (%)
     1996           15.19
     1997           17.05
     1998           44.52
     1999           52.15

(1) The fund's average annual returns in the chart above do not reflect the deduction of any sales charges. The returns would have been less than those shown if sales charges were deducted. During the period shown in the chart above, the highest return for a quarter was 37.17% (quarter ending December 31, 1998) and the lowest return for a quarter was (7.68)% (quarter ending September 30, 1998). Year-to-date performance (through March 31, 2000) is 19.07%.

--------------------------------------------------------------------------------

                                                         Life of the Fund(2)
 Average Annual Total Returns                        ---------------------------
 (for the periods ending 12/31/99)(1)    One Year    Class A   Class B   Class C
--------------------------------------------------------------------------------
 Class A Shares(3)                        43.41%      30.46%      --       --
--------------------------------------------------------------------------------
 Class B Shares                           47.02%       --       31.14%     --
--------------------------------------------------------------------------------
 Class C Shares                           50.92%       --         --      41.22%
--------------------------------------------------------------------------------
 S&P 500 Composite Stock Price Index(4)   21.14%      26.83%    26.83%    24.91%

--------------------------------------------------------------------------------

(1) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B Shares.

(2) Class A and Class B Shares since October 16, 1995, Class C Shares since November 3, 1997.


(3) Class A Share performance has been restated to reflect the deduction of the current maximum sales charge.

(4) The S&P 500 Composite Stock Price Index is an unmanaged but commonly used measure of common stock total return performance. The S&P 500's performance does not reflect sales charges.


                                          Phoenix-Seneca Strategic Theme Fund 15

FUND EXPENSES
--------------------------------------------------------------------------------


                                                               CLASS A           CLASS B           CLASS C
                                                                SHARES            SHARES            SHARES
                                                               -------           -------           -------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (load) Imposed on Purchases (as a
percentage of offering price)                                   5.75%              None              None

Maximum Deferred Sales Charge (load) (as a percentage of
the lesser of the value redeemed or the amount invested)         None             5%(a)              1%(b)

Maximum Sales Charge (load) Imposed on Reinvested                                  None              None
Dividends                                                        None

Redemption Fee                                                   None              None              None

Exchange Fee                                                     None              None              None

                                                          -------------------------------------------------------

                                                               CLASS A           CLASS B           CLASS C
                                                                SHARES            SHARES            SHARES
                                                               -------           -------           -------
ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE
DEDUCTED FROM FUND ASSETS)

Management Fees                                                 0.75%             0.75%             0.75%

Distribution and Service (12b-1) Fees (c)                       0.25%             1.00%             1.00%

Other Expenses                                                  0.38%             0.38%             0.38%
                                                                -----             -----             -----

TOTAL ANNUAL FUND OPERATING EXPENSES                            1.38%             2.13%             2.13%
                                                                =====             =====             =====

----------------------

(a) The maximum deferred sales charge is imposed on Class B Shares redeemed during the first year; thereafter, it decreases 1% annually to 2% during the fourth and fifth years and to 0% after the fifth year.

(b) The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

(c) Distribution and Service Fees represent an asset-based sales charge that, for a long-term shareholder, may be higher than the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. ("NASD").

EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. In the case of Class B Shares, it is assumed that your shares are converted to Class A after eight years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


16 Phoenix-Seneca Strategic Theme Fund

--------------------------------------------------------------------------------
 CLASS          1 YEAR           3 YEARS           5 YEARS             10 YEARS
------------------------------------------------------------------------------

 Class A         $707             $987              $1,287              $2,137

------------------------------------------------------------------------------
 Class B         $616             $867              $1,144              $2,271
------------------------------------------------------------------------------
 Class C         $316             $667              $1,144              $2,462
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

--------------------------------------------------------------------------------
 CLASS          1 YEAR           3 YEARS           5 YEARS            10 YEARS
--------------------------------------------------------------------------------
 Class B         $216             $667              $1,144             $2,271
--------------------------------------------------------------------------------
 Class C         $216             $667              $1,144             $2,462
--------------------------------------------------------------------------------



MANAGEMENT OF THE FUND
--------------------------------------------------------------------------------

THE ADVISERS

Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix also acts as the investment adviser for 14 fund companies totaling 38 mutual funds, as subadviser to two fund companies totaling three mutual funds and as adviser to institutional clients. As of December 31, 1999, Phoenix had $25.7 billion in assets under management. Phoenix has acted as an investment adviser for over sixty years.

Seneca Capital Management LLC ("Seneca") is the investment subadviser to the fund and is located at 909 Montgomery Street, San Francisco, California
94133. Seneca acts as a subadviser to nine other mutual funds and as investment adviser to institutions and individuals. As of December 31, 1999, Seneca had $9.2 billion in assets under management. Seneca has been (with its predecessor, GMG/Seneca Capital Management LP ("GMG/Seneca")) an investment adviser since 1989.


Subject to the direction of the fund's Board of Trustees, Phoenix is responsible for managing the fund's investment program and the general operations of the fund. Seneca, as subadviser, is responsible for day-to-day management of the fund's portfolio. Seneca manages the fund's assets to conform with the investment policies as described in this prospectus. The fund pays Phoenix a monthly investment management fee that is accrued daily against the value of the fund's net assets at the following rates:

                                         Phoenix-Seneca Strategic Theme Fund  17

--------------------------------------------------------------------------------
                   $1st billion    $1+ billion through $2 billion    $2+ billion
--------------------------------------------------------------------------------
 Management Fee       0.75%                  0.70%                      0.65%
--------------------------------------------------------------------------------

Phoenix pays Seneca a subadvisory fee at the following rates:

--------------------------------------------------------------------------------
                     Up to      $201 million       $1+ billion
                  $201 million  to $1 billion  through $2 billion   $2+ billion
--------------------------------------------------------------------------------
 Subadvisory Fee     0.10%        0.375%             0.350%            0.325%
--------------------------------------------------------------------------------


During the fund's last fiscal year, the fund paid total management fees of $1,129,085. The ratio of management fees to average net assets for the fiscal year ended April 30, 1999 was 0.75%.


PORTFOLIO MANAGEMENT
Investment and trading decisions for the fund are made by a team of managers and analysts headed by Gail P. Seneca. The team leaders, which include Ms. Seneca, Richard D. Little and Ronald K. Jacks, are primarily responsible for the day-to-day decisions related to the fund.


Gail P. Seneca. Ms. Seneca has served as Co-Manager of the fund since April 1999. She also serves as Co-Manager of the Phoenix-Seneca Growth Fund of Phoenix Strategic Equity Series Fund and of the Phoenix Duff & Phelps Institutional Growth Stock Portfolio of Phoenix Duff & Phelps Institutional Mutual Funds. Ms. Seneca also serves as a team leader for each of the Phoenix-Seneca Funds. Ms. Seneca has been the Chief Executive and Investment Officer of Seneca or GMG/Seneca since November 1989. From October 1987 until October 1989, she was Senior Vice President of the Asset Management Division of Wells Fargo Bank, and, from October 1983 to September 1987, she was Investment Strategist and Portfolio Manager for Chase Lincoln Bank, heading the fixed income division.

Richard D. Little. Mr. Little has served as Co-Manager of the fund since April 1999. He also serves as Co-Manager of the Phoenix-Seneca Growth Fund of Phoenix Strategic Equity Series Fund and of the Phoenix Duff & Phelps Institutional Growth Stock Portfolio of Phoenix Duff & Phelps Institutional Mutual Funds. Mr. Little also serves as a Portfolio Manager for Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund of Phoenix-Seneca Funds. Mr. Little has been Director of Equities with Seneca or GMG/Seneca since December 1989. Before he joined GMG/Seneca, Mr. Little held positions as an analyst, board member, and regional manager with Smith Barney, NatWest Securities, and Montgomery Securities.

Ronald K. Jacks. Mr. Jacks has served as Co-Manager of the fund since April 1999. He also serves as Co-Manager of the Phoenix-Seneca Growth Fund of Phoenix Strategic Equity Series Fund and of the Phoenix Duff & Phelps Institutional Growth Stock Portfolio of Phoenix Duff & Phelps Institutional Mutual Funds. Mr. Jacks also serves as a Portfolio Manager for Phoenix-Seneca Mid-Cap "EDGE"(SM) Fund of Phoenix-Seneca Funds. Mr. Jacks was Secretary of the Phoenix-Seneca Funds from February 1996 through February 1998. Mr. Jacks was a Trustee of Phoenix-Seneca Funds from February 1996 through June 1997. Mr. Jacks has been a Portfolio Manager with Seneca or GMG/Seneca since July 1990.


18 Phoenix-Seneca Strategic Theme Fund

ADDITIONAL INVESTMENT TECHNIQUES
--------------------------------------------------------------------------------


CONVERTIBLE SECURITIES

Each of the funds may invest in convertible securities. Convertible securities have several unique investment characteristics, such as:

         o Higher yields than common stocks but lower yields than comparable nonconvertible securities;

         o Typically less fluctuation in value than the "underlying" common stock, that is, the common stock that the investor receives if he converts; and

         o The potential for capital appreciation if the market price of the underlying common stock increases.



PRICING OF FUND SHARES
--------------------------------------------------------------------------------


HOW IS THE SHARE PRICE DETERMINED?

Each fund calculates a share price for each class of its shares. The share price is based on the net assets of the fund and the number of outstanding shares. In general, each fund calculates net asset value by:


         o adding the values of all securities and other assets of the fund,

         o subtracting liabilities, and

         o dividing the result by the total number of outstanding shares of the fund.


Asset Value: The funds' investments are valued at market value. If market quotations are not available, the funds determine a "fair value" for an investment according to rules and procedures approved by the Trustees. Foreign and domestic debt securities (other than short-term investments) are valued on the basis of broker quotations or valuations provided by a pricing service approved by the Trustees when such prices are believed to reflect the fair value of such securities. Foreign and domestic equity securities are valued at the last sale price or, if there has been no sale that day, at the last bid price, generally. Short-term investments having a remaining maturity of sixty days or less are valued at amortized cost, which the Trustees have determined approximates market value.

Liabilities: Class specific expenses, distribution fees, service fees and other liabilities are deducted from the assets of each class. Expenses and liabilities that are not class specific (such as management fees) are allocated to each class in proportion to each class' net assets, except where an alternative allocation can be more fairly made.


                                         Phoenix Strategic Equity Series Fund 19

Net Asset Value: The liability allocated to a class plus any other expenses are deducted from the proportionate interest of such class in the assets of the fund. The resulting amount for each class is then divided by the number of shares outstanding of that class to produce each class' net asset value per share.


The net asset value per share of each class of each fund is determined on days when the New York Stock Exchange (the "NYSE") is open for trading as of the close of trading (normally 4:00 PM eastern time). A fund will not calculate its net asset values per share on days when the NYSE is closed for trading. If a fund holds securities that are traded on foreign exchanges that trade on weekends or other holidays when the funds do not price their shares, the net asset value of the fund's shares may change on days when shareholders will not be able to purchase or redeem the fund's shares.


AT WHAT PRICE ARE SHARES PURCHASED?

All investments received by the funds' authorized agents prior to the close of regular trading on the NYSE (normally 4:00 PM eastern time) will be executed based on that day's net asset value. Shares credited to your account from the reinvestment of fund distributions will be in full and fractional shares that are purchased at the closing net asset value on the next business day on which the fund's net asset value is calculated following the dividend record date.




SALES CHARGES
--------------------------------------------------------------------------------


WHAT ARE THE CLASSES AND HOW DO THEY DIFFER?

Presently, two classes of shares are offered of the Small Cap Fund, three classes of shares are offered of the Strategic Theme Fund and four classes of shares are offered of the Growth Fund. Each class of shares has different sales and distribution charges (see "Fund Expenses" previously in this prospectus). For certain classes of shares, the funds have adopted distribution and service plans allowed under Rule 12b-1 of the Investment Company Act of 1940 that authorize the funds to pay distribution and service fees for the sale of their shares and for services provided to shareholders.


WHAT ARRANGEMENT IS BEST FOR YOU?

The different classes permit you to choose the method of purchasing shares that is most beneficial to you. In choosing a class, consider the amount of your investment, the length of time you expect to hold the shares, whether you decide to receive distributions in cash or to reinvest them in additional shares, and any other personal circumstances. Depending upon these considerations, the accumulated distribution and service fees and contingent deferred sales charges of one class may be more or less than the initial sales charge and accumulated distribution and service fees of another class of shares bought at the same time. Because distribution and service fees are paid out of a fund's assets on an ongoing basis, over time these

20 Phoenix Strategic Equity Series Fund
fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

CLASS A SHARES. If you purchase Class A Shares, you will pay a sales charge at the time of purchase equal to 5.75% of the offering price (6.10% of the amount invested). The sales charge may be reduced or waived under certain conditions. Class A Shares are not subject to any charges by the fund when redeemed. Class A Shares have lower distribution and service fees (0.25%) and pay higher dividends than Class B and Class C Shares.


CLASS B SHARES. If you purchase Class B Shares, you will not pay a sales charge at the time of purchase. If you sell your Class B Shares within the first 5 years after they are purchased, you will pay a sales charge of up to 5% of your shares' value. See "Deferred Sales Charge Alternative--Class B and Class C Shares" below. This charge declines to 0% over a period of 5 years and may be waived under certain conditions. Class B shares have higher distribution and service fees (1.00%) and pay lower dividends than Class A Shares. Class B Shares automatically convert to Class A Shares eight years after purchase. Purchase of Class B Shares may be inappropriate for any investor who may qualify for reduced sales charges of Class A Shares and anyone who is over 85 years of age. The underwriter may decline purchases in such situations.

CLASS C SHARES. If you purchase Class C Shares, you will not pay a sales charge at the time of purchase. If you sell your Class C Shares within the first year after they are purchased, you will pay a sales charge of 1%. See "Deferred Sales Charge Alternative--Class B and Class C Shares" below. Class C Shares have the same distribution and service fees (1.00%) and pay comparable dividends as Class B Shares. Class C Shares do not convert to any other class of shares of the fund.

CLASS X SHARES. Class X Shares are offered primarily to institutional investors such as pension and profit sharing plans, other employee benefit trusts, investment advisers, endowments, foundations and corporations. If you are eligible to purchase and do purchase Class X Shares, you will pay no sales charge at any time. There are no distribution and services fees applicable to Class X Shares. For additional information about purchasing Class X Shares, please contact Customer Service by calling (800) 243-1574.

INITIAL SALES CHARGE ALTERNATIVE--CLASS A SHARES

The public offering price of Class A Shares is the net asset value plus a sales charge that varies depending on the size of your purchase (see "Class A Shares--Reduced Initial Sales Charges: Combination Purchase Privilege" in the Statement of Additional Information). Shares purchased based on the automatic reinvestment of income dividends or capital gains distributions are not subject to any sales charges. The sales charge is divided between your investment dealer and the funds' underwriter (Phoenix Equity Planning Corporation or "PEPCO").

                                        Phoenix Strategic Equity Series Fund  21

SALES CHARGE YOU MAY PAY TO PURCHASE CLASS A SHARES

                                          SALES CHARGE AS
                                          A PERCENTAGE OF
                                     -------------------------
AMOUNT OF                                               NET
TRANSACTION                          OFFERING         AMOUNT
AT OFFERING PRICE                     PRICE          INVESTED
--------------------------------------------------------------

Under $50,000                          5.75%           6.10%
$50,000 but under $100,000             4.75            4.99
$100,000 but under $250,000            3.75            3.90
$250,000 but under $500,000            2.75            2.83
$500,000 but under $1,000,000          2.00            2.04
$1,000,000 or more                     None            None


DEFERRED SALES CHARGE ALTERNATIVE--CLASS B AND CLASS C SHARES

Class B and Class C Shares are purchased without an initial sales charge; however, shares sold within a specified time period are subject to a declining contingent deferred sales charge ("CDSC") at the rates listed below. The sales charge will be multiplied by the then current market value or the initial cost of the shares being redeemed, whichever is less. No sales charge will be imposed on increases in net asset value or on shares purchased through the reinvestment of income dividends or capital gains distributions. To minimize the sales charge, shares not subject to any charge will be redeemed first, followed by shares held the longest time. To calculate the amount of shares owned and time period held, all Class B Shares purchased in any month are considered purchased on the last day of the preceding month, and all Class C Shares are considered purchased on the trade date.


DEFERRED SALES CHARGE YOU MAY PAY TO SELL CLASS B SHARES
YEAR     1       2       3       4       5       6+
--------------------------------------------------------
CDSC     5%      4%      3%      2%      2%      0%


DEFERRED SALES CHARGE YOU MAY PAY TO SELL CLASS C SHARES
(GROWTH FUND AND STRATEGIC THEME FUND ONLY)

YEAR               1                2+
--------------------------------------
CDSC               1%               0%

22 Phoenix Strategic Equity Series Fund

YOUR ACCOUNT
--------------------------------------------------------------------------------


OPENING AN ACCOUNT
Your financial advisor can assist you with your initial purchase as well as all phases of your investment program. If you are opening an account by yourself, please follow the instructions outlined below. These procedures do not apply to purchases of Class X Shares.

STEP 1.
Your first choice will be the initial amount you intend to invest.

Minimum INITIAL investments:

         o $25 for individual retirement accounts, or accounts that use the systematic exchange privilege, or accounts that use the Investo-Matic program (see below for more information on the Investo-Matic program).

         o There is no initial dollar requirement for defined contribution plans, profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into another account.

         o  $500 for all other accounts.

Minimum ADDITIONAL investments:

         o  $25 for any account.

         o There is no minimum for defined contribution plans, profit-sharing plans, or employee benefit plans. There is also no minimum for reinvesting dividends and capital gains into an existing account.

STEP 2.

Your second choice will be what class of shares to buy. The funds offer up to three classes of shares for individual investors. Each has different sales and distribution charges. Because all future investments in your account will be made in the share class you choose when you open your account, you should make your decision carefully. Your financial advisor can help you pick the share class that makes the most sense for your situation.


STEP 3.
Your next choice will be how you want to receive any dividends and capital gain distributions. Your options are:

         o Receive both dividends and capital gain distributions in additional shares;

         o Receive dividends in additional shares and capital gain distributions in cash;


                                        Phoenix Strategic Equity Series Fund  23

         o Receive dividends in cash and capital gain distributions in additional shares; or

         o Receive both dividends and capital gain distributions in cash.

No interest will be paid on uncashed distribution checks.


HOW TO BUY SHARES
--------------------------------------------------------------------------------

------------------------------------ -------------------------------------------
                                     TO OPEN AN ACCOUNT
                                     (CLASS A, CLASS B AND CLASS C SHARES ONLY)
 ----------------------------------- -------------------------------------------
 Through a financial advisor         Contact your advisor. Some advisors may
                                     charge a fee and may set different minimum
                                     investments or limitations on buying
                                     shares.
 ----------------------------------- -------------------------------------------
 Through the mail                    Complete a New Account Application and send
                                     it with a check payable to the fund. Mail
                                     them to: State Street Bank, P.O. Box 8301,
                                     Boston, MA 02266-8301.
 ----------------------------------- -------------------------------------------
 By Federal Funds wire               Call us at (800)243-1574 (press 1, then 0).
 ----------------------------------- -------------------------------------------
 Through express delivery            Complete a New Account Application and send
                                     it with a check payable to the fund. Send
                                     them to: Boston Financial Data Services,
                                     Attn: Phoenix Funds, 66 Brooks Drive,
                                     Braintree, MA 02184.
 ----------------------------------- -------------------------------------------
 By Investo-Matic                    Complete the appropriate section on the
                                     application and send it with your initial
                                     investment payable to the fund. Mail them
                                     to: State Street Bank, P.O. Box 8301,
                                     Boston, MA 02266-8301.
 ----------------------------------- -------------------------------------------
 By telephone exchange               Call us at (800)243-1574 (press 1, then 0).
 ----------------------------------- -------------------------------------------


HOW TO SELL SHARES
--------------------------------------------------------------------------------


You have the right to have the funds buy back shares at the net asset value next determined after receipt of a redemption order by the funds' Transfer Agent or an authorized agent. In the case of a Class B or Class C Share redemption, you will be subject to the applicable deferred sales charge, if any, for such shares. Subject to certain restrictions, shares may be redeemed by telephone or in writing. In addition, shares may be sold through securities dealers, brokers or agents who may charge customary commissions or fees for their services. The funds do not charge any redemption fees. Payment for shares redeemed is made within seven days; however, redemption proceeds will not be disbursed until each check used for purchases of shares has been cleared for payment by your bank, which may take up to 15 days after receipt of the check.


24 Phoenix Strategic Equity Series Fund

------------------------------------ -------------------------------------------
                                     TO SELL SHARES
                                     (CLASS A, CLASS B AND CLASS C SHARES ONLY)
------------------------------------ -------------------------------------------
Through a financial advisor          Contact your advisor. Some advisors may
                                     charge a fee and may set different minimums
                                     on redemptions of accounts.
------------------------------------ -------------------------------------------
Through the mail                     Send a letter of instruction and any share
                                     certificates (if you hold certificate
                                     shares) to: State Street Bank, P.O. Box
                                     8301, Boston, MA 02266-8301. Be sure to
                                     include the registered owner's name, fund
                                     and account number and number of shares or
                                     dollar value you wish to sell.
------------------------------------ -------------------------------------------
Through express delivery             Send a letter of instruction and any share
                                     certificates (if you hold certificate
                                     shares) to: Boston Financial Data Services,
                                     Attn: Phoenix Funds, 66 Brooks Drive,
                                     Braintree, MA 02184. Be sure to include the
                                     registered owner's name, fund and account
                                     number and number of shares or dollar value
                                     you wish to sell.
------------------------------------ -------------------------------------------
By telephone                         For sales up to $50,000, requests can be
                                     made by calling (800)243-1574.

------------------------------------ -------------------------------------------
By telephone exchange                Call us at (800)243-1574 (press 1, then 0).
------------------------------------ -------------------------------------------


THINGS YOU SHOULD KNOW WHEN SELLING SHARES
--------------------------------------------------------------------------------


You may realize a taxable gain or loss (for federal income tax purposes) if you redeem shares of the funds. Each fund reserves the right to pay large redemptions "in-kind" (in securities owned by the fund rather than in cash). Large redemptions are those over $250,000 or 1% of the fund's net assets. Additional documentation will be required for redemptions by organizations, fiduciaries, or retirement plans, or if redemption is requested by anyone but the shareholder(s) of record. Transfers between broker-dealer "street" accounts are governed by the accepting broker-dealer. Questions regarding this type of transfer should be directed to your financial advisor. Redemption requests will not be honored until all required documents in proper form have been received. To avoid delay in redemption or transfer, shareholders having questions about specific requirements should contact the funds' Transfer Agent at (800) 243-1574.


REDEMPTIONS BY MAIL
[arrow] If you are selling shares held individually, jointly, or as custodian under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act.

         Send a clear letter of instructions if all of these apply:

         o The proceeds do not exceed $50,000.

         o The proceeds are payable to the registered owner at the address on record.

                                        Phoenix Strategic Equity Series Fund  25

         Send a clear letter of instructions with a signature guarantee when any of these apply:

         o You are selling more than $50,000 worth of shares.

         o The name or address on the account has changed within the last 60 days.

         o You want the proceeds to go to a different name or address than on the account.


[arrow] If you are selling shares held in a corporate or fiduciary account, please contact the funds' Transfer Agent at (800) 243-1574.

If required, the signature guarantee on your request must be made by an eligible guarantor institution as defined by the funds' Transfer Agent in accordance with its signature guarantee procedures. Currently, such procedures generally permit guarantees by banks, broker dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations.


SELLING SHARES BY TELEPHONE
The Transfer Agent will use reasonable procedures to confirm that telephone instructions are genuine. Address and bank account information are verified, redemption instructions are taped, and all redemptions are confirmed in writing.

The individual investor bears the risk from instructions given by an unauthorized third-party that the Transfer Agent reasonably believed to be genuine.

The Transfer Agent may modify or terminate the telephone redemption privilege at any time with 60 days notice to shareholders.

During times of drastic economic or market changes, telephone redemptions may be difficult to make or temporarily suspended.



ACCOUNT POLICIES
--------------------------------------------------------------------------------

ACCOUNT REINSTATEMENT PRIVILEGE
For 180 days after you sell your Class A, Class B or Class C Shares, you can purchase Class A Shares of any fund at net asset value, with no sales charge, by reinvesting all or part of your proceeds, but not more. Send your written request to State Street Bank, P.O. Box 8301, Boston, MA 02266-8301. You can call us at (800)243-1574 for more information.

Please remember, a redemption and reinvestment are considered to be a sale and purchase for tax-reporting purposes. Class B shareholders who have had the contingent deferred sales charge waived because they are in the Systematic Withdrawal Program are not eligible for this reinstatement privilege.

26 Phoenix Strategic Equity Series Fund

REDEMPTION OF SMALL ACCOUNTS
Due to the high cost of maintaining small accounts, if your account balance is less than $200, you may receive a notice requesting you to bring the balance up to $200 within 60 days. If you do not, the shares in the account will be sold at net asset value, and a check will be mailed to the address of record.

EXCHANGE PRIVILEGES

You should carefully read the prospectus of the fund into which you want to exchange before deciding to make an exchange. You can obtain a prospectus from your financial advisor or by calling us at (800)243-4361 or accessing our Web site at www.phoenixinvestments.com.


         o You may exchange shares for another fund in the same class of shares; e.g., Class A for Class A.

         o Exchanges may be made by phone ((800)243-1574) or by mail (State Street Bank, P.O. Box 8301, Boston, MA 02266-8301).

         o The amount of the exchange must be equal to or greater than the minimum initial investment required.

         o The exchange of shares is treated as a sale and a purchase for federal income tax purposes.


         o Because excessive trading can hurt fund performance and harm other shareholders, the fund reserves the right to temporarily or permanently end exchange privileges or reject an order from anyone who appears to be attempting to time the market, including investors who request more than one exchange in any 30-day period. The fund's underwriter has entered into agreements with certain timing firms permitting them to exchange by telephone. These privileges are limited, and the funds' distributor has the right to reject or suspend them.


RETIREMENT PLANS

Shares of the funds may be used as investments under the following qualified prototype retirement plans: traditional IRA, rollover IRA, SIMPLE IRA, Roth IRA, 401(k) plans, profit-sharing, money purchase plans, and 403(b) plans. For more information, call (800)243-4361.


INVESTOR SERVICES
--------------------------------------------------------------------------------

INVESTO-MATIC is a systematic investment plan that allows you to have a specified amount automatically deducted from your checking or savings account and then deposited into your

                                         Phoenix Strategic Equity Series Fund 27
mutual fund account. Just complete the Investo-Matic Section on the application and include a voided check.

SYSTEMATIC EXCHANGE allows you to automatically move money from one Phoenix Fund to another on a monthly, quarterly, semiannual or annual basis. Shares of one Phoenix Fund will be exchanged for shares of the same class of another fund at the interval you select. To sign up, just complete the Systematic Exchange Section on the application.

TELEPHONE EXCHANGE lets you exchange shares of one fund for the same class of shares in another fund, using our customer service telephone service. See the Telephone Exchange Section on the application.

SYSTEMATIC WITHDRAWAL PROGRAM allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual, or annual basis. Sufficient shares will be redeemed on the 15th of the month at the closing net asset value so that the payment is made about the 20th of the month. The program also provides for redemptions on or about the 10th, 15th, or 25th with proceeds directed through Automated Clearing House (ACH) to your bank. The minimum withdrawal is $25, and minimum account balance requirements continue. Shareholders in the program must own fund shares worth at least $5,000.


TAX STATUS OF DISTRIBUTIONS
--------------------------------------------------------------------------------


The funds plan to make distributions from net investment income at intervals stated on the table below and to distribute net realized capital gains, if any, at least annually.


--------------------------------------------------------------------------------

   FUND                                          DIVIDEND PAID
--------------------------------------------------------------------------------
   Small Cap Fund                                Semiannually
--------------------------------------------------------------------------------

   Growth Fund                                   Annually

--------------------------------------------------------------------------------
   Strategic Theme Fund                          Semiannually
--------------------------------------------------------------------------------

Distributions of short-term capital gains and net investment income are taxable to shareholders as ordinary income. Long-term capital gains, if any, distributed to shareholders and which are designated by the fund as capital gains distributions, are taxable to shareholders as long-term capital gain distributions regardless of the length of time you have owned your shares.

Unless you elect to receive distributions in cash, dividends and capital gain distributions are paid in additional shares. All distributions, cash or additional shares, are subject to federal income tax and may be subject to state, local and other taxes.


28 Phoenix Strategic Equity Series Fund

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------



These tables are intended to help you understand the funds' financial performance for the past five years or for the life of the funds. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, except as noted. Their report, together with the funds' financial statements, are included in the funds' most recent Annual Report, which is available upon request.


PHOENIX-ENGEMANN SMALL CAP FUND

                                                                      CLASS A
                                            --------------------------------------------------------------
                                            SIX MONTHS                                              FROM
                                              ENDED                                               INCEPTION
                                             10/31/99            YEAR ENDED APRIL 30,            10/16/95 TO
                                           (UNAUDITED)      1999          1998         1997        4/30/96
                                           -----------      ----          ----         ----       ----------
Net asset value, beginning of period          $15.74       $17.37        $14.13      $16.74     $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                (0.11)(5)    (0.14)(5)     (0.08)(5)   (0.05)(5)  (0.04)(1)(5)
   Net realized and unrealized gain (loss)      4.62        (0.88)         6.80       (2.53)      6.79
                                              ------       -------        ------     -------     ------
     TOTAL FROM INVESTMENT OPERATIONS           4.51        (1.02)         6.72       (2.58)      6.75
                                              ------       -------        ------     -------     ------
LESS DISTRIBUTIONS
   Dividends from net realized gains              --        (0.61)        (3.48)      (0.02)        --
   In excess of net investment income             --           --            --          --      (0.01)
   In excess of net realized gains                --           --            --       (0.01)        --
                                              ------       -------       -------     -------    -------
     TOTAL DISTRIBUTIONS                          --        (0.61)        (3.48)      (0.03)     (0.01)
                                              ------       -------       -------     -------    -------
Change in net asset value                       4.51        (1.63)         3.24       (2.61)      6.74
                                              ------       -------       -------     -------    -------
NET ASSET VALUE, END OF PERIOD                $20.25       $15.74        $17.37      $14.13     $16.74
                                              ======       =======       =======     =======    =======
Total return(2)                                28.72%(4)    (5.66)%       52.33%     (15.43)%    67.48%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)       $146,950     $121,313      $203,560    $155,089    $98,372
RATIO TO AVERAGE NET ASSETS OF:
   Operating Expenses                           1.50%(3)     1.46%(6)      1.31%       1.37%      1.50%(3)
   Net investment income (loss)                (1.31)%(3)   (0.95)%       (0.48)%     (0.28)%    (0.53)%(3)
Portfolio turnover                                53%(4)      276%          498%        325%       103%(4)
---------------------


(1) Includes reimbursement of operating expenses by investment advisor of $0.02.
(2) Maximum sales charge is not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.
(5) Computed using average shares outstanding.
(6) For the year ended April 30, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                                         Phoenix Strategic Equity Series Fund 29

--------------------------------------------------------------------------------

PHOENIX-ENGEMANN SMALL CAP FUND

                                                                           CLASS B
                                              -----------------------------------------------------------------
                                              SIX MONTHS                                               FROM
                                                 ENDED                                               INCEPTION
                                               10/31/99             YEAR ENDED APRIL 30,            10/16/95 TO
                                              (UNAUDITED)      1999          1998         1997        4/30/96
                                              -----------      ----          ----         ----       ----------

Net asset value, beginning of period           $15.26        $16.99        $13.98       $16.68       $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                 (0.17)(5)     (0.25) (5)    (0.21)(5)    (0.17)(5)    (0.09)(1)(5)
   Net realized and unrealized gain (loss)       4.47         (0.87)         6.70        (2.50)        6.77
                                               ------        ------        ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS            4.30         (1.12)         6.49        (2.67)        6.68
                                               ------        ------        ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net realized gains               --         (0.61)        (3.48)       (0.02)          --
   In excess of net realized gains                 --            --            --        (0.01)          --
                                               ------        ------        ------       ------       ------
     TOTAL DISTRIBUTIONS                           --         (0.61)        (3.48)       (0.03)          --
                                               ------        ------        ------       ------       ------
Change in net asset value                        4.30         (1.73)         3.01        (2.70)        6.68
                                               ------        ------        ------       ------       ------
NET ASSET VALUE, END OF PERIOD                 $19.56        $15.26        $16.99       $13.98       $16.68
                                               ======        ======        ======       ======       ======

Total return(2)                                 28.24%(4)     (6.39)%       51.16%      (16.03)%      66.80%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $102,245       $89,349      $147,785      $97,647      $45,168
RATIO TO AVERAGE NET ASSETS OF:
   Operating Expenses                            2.24%(3)      2.21%(6)      2.06%        2.12%        2.26%(3)
   Net investment income (loss)                 (2.06)%(3)    (1.70)%       (1.22)%      (1.03)%      (1.44)%(3)
Portfolio turnover                                 53%(4)       276%          498%         325%         103%(4)
---------------------


(1) Includes reimbursement of operating expenses by investment advisor of $0.02.
(2) Maximum sales charge is not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.
(5) Computed using average shares outstanding.
(6) For the year ended April 30, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

30 Phoenix Strategic Equity Series Fund

--------------------------------------------------------------------------------


PHOENIX-SENECA GROWTH FUND

                                                                            CLASS A
                                                ---------------------------------------------------------------
                                                SIX MONTHS                                              FROM
                                                   ENDED                                              INCEPTION
                                                  3/31/00           YEAR ENDED SEPTEMBER 30,          3/8/96 TO
                                                (UNAUDITED)      1999          1998         1997       9/30/96
                                                -----------      ----          ----         ----      ---------
Net asset value, beginning of period             $19.57        $16.23        $16.28        $13.63      $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                   (0.03)(1)     (0.09)(1)     (0.06)(1)     (0.08)         --
   Net realized and unrealized gain                6.13          5.04          1.24          3.50        3.63
                                                 ------        ------        ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS              6.10          4.95          1.18          3.42        3.63
                                                 ------        ------        ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income              --            --            --            --          --
   Dividends from net realized gains              (2.54)        (1.61)        (1.23)        (0.77)         --
                                                 ------        ------        ------       ------       ------
     TOTAL DISTRIBUTIONS                          (2.54)        (1.61)        (1.23)        (0.77)         --
                                                 ------        ------        ------       ------       ------
Change in net asset value                          3.56          3.34         (0.05)         2.65        3.63
                                                 ------        ------        ------       ------       ------
NET ASSET VALUE, END OF PERIOD                   $23.13        $19.57        $16.23        $16.28      $13.63
                                                 ======        ======        ======        ======      ======

Total return(2)                                   32.24%(4)     31.89%         7.93%        26.51%      36.30%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $48,278       $31,001       $17,364        $6,013        $466
RATIO TO AVERAGE NET ASSETS OF:
   Operating Expenses                              1.31%(3)      1.44%         1.55%         2.48%(5)    1.46%(3)(5)
   Net investment income (loss)                   (0.30)%(3)    (0.49)%       (0.36)%       (0.62)%      0.16%(3)
Portfolio turnover                                   53%(4)       169%          166%       145.69%      87.66%(4)
---------------------

(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.63% and 14.01% for the periods ended September 30, 1997 and 1996, respectively.


                                         Phoenix Strategic Equity Series Fund 31

--------------------------------------------------------------------------------



PHOENIX-SENECA GROWTH FUND

                                                             CLASS B
                                                ---------------------------------
                                                 SIX MONTHS               FROM
                                                  ENDED        YEAR      INCEPTION
                                                 3/31/00       ENDED     7/1/98 TO
                                                (UNAUDITED)   9/30/99     9/30/98
                                                -----------   -------    ---------
Net asset value, beginning of period              $19.28      $16.19      $18.71
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                 (0.15)      (0.31)      (0.04)
   Net realized and unrealized gain (loss)          6.04        5.01       (2.48)
                                                  ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS               5.89        4.70       (2.52)
                                                  ------      ------      ------
LESS DISTRIBUTIONS:
   Dividends from net investment income               --          --          --
   Dividends from net realized gains               (2.54)      (1.61)         --
                                                  ------      ------      ------
     TOTAL DISTRIBUTIONS                           (2.54)      (1.61)         --
                                                  ------      ------      ------
Change in net asset value                           3.35        3.09       (2.52)
                                                  ------      ------      ------
NET ASSET VALUE, END OF PERIOD                    $22.63      $19.28      $16.19
                                                  ======      ======      ======
Total return(2)                                    31.60%(4)   30.31%     (13.47)%(4)

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (thousands)            $10,431      $4,395        $519
RATIO TO AVERAGE NET ASSETS OF:
   Operating Expenses                               2.44%(3)    2.60%(5)    2.60%(3)(5)
   Net investment income (loss)                    (1.42)%(3)  (1.66)%     (1.12)%(3)
Portfolio turnover                                    53%(4)     169%        166%(4)



                                                             CLASS C
                                                ----------------------------------
                                                SIX MONTHS                FROM
                                                  ENDED        YEAR      INCEPTION
                                                 3/31/00       ENDED     7/1/98 TO
                                                (UNAUDITED)   9/30/99     9/30/98
                                                -----------   -------    ---------
Net asset value, beginning of period              $19.25      $16.18      $18.71
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)                 (0.17)      (0.32)      (0.06)
   Net realized and unrealized gain (loss)          6.04        5.00       (2.47)
                                                  ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS               5.87        4.68       (2.53)
                                                  ------      ------      ------
LESS DISTRIBUTIONS:
   Dividends from net investment income               --          --         --
   Dividends from net realized gains               (2.54)      (1.61)        --
                                                  ------      ------      ------
     TOTAL DISTRIBUTIONS                           (2.54)      (1.61)        --
                                                  ------      ------      ------
Change in net asset value                           3.33        3.07       (2.53)
                                                  ------      ------      ------
NET ASSET VALUE, END OF PERIOD                    $22.58      $19.25      $16.18
                                                  ======      ======      ======

Total return(2)                                    31.54%(4)   30.20%      13.52%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $9,339      $1,833        $126
RATIO TO AVERAGE NET ASSETS OF:
   Operating Expenses                               2.55%(3)    2.60%(6)    2.60%(3)(6)
   Net investment income (loss)                    (1.55)%(3)  (1.66)%     (1.39)%(3)
Portfolio turnover                                    53%(4)     169%        166%(4)
---------------------

(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.46% and 12.48% for the periods ended September 30, 1999 and 1999, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 5.67% and 20.24% for the periods ended September 30, 1999 and 1998, respectively.


32 Phoenix Strategic Equity Series Fund

--------------------------------------------------------------------------------


PHOENIX-SENECA GROWTH FUND

                                                                           CLASS X
                                               -------------------------------------------------------------------

                                               SIX MONTHS                                              FROM
                                                 ENDED                                               INCEPTION
                                                3/31/00            YEAR ENDED SEPTEMBER 30,          3/8/96 TO
                                              (UNAUDITED)      1999          1998          1997       9/30/96
                                              -----------      ----          ----          ----      ---------
Net asset value, beginning of period             $19.92      $16.46        $16.43        $13.74         $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                   (0.01)(1)   (0.04)(1)      0.00(1)       0.03           0.03
   Net realized and unrealized gain                6.27        5.11          1.28          3.50           3.71
                                                 ------      ------        ------        ------         ------

     TOTAL FROM INVESTMENT OPERATIONS              6.26        5.07          1.28          3.53           3.74
                                                 ------      ------        ------        ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income              --          --         (0.02)        (0.07)            --
   Dividends from net realized gains              (2.54)      (1.61)        (1.23)        (0.77)            --
                                                 ------      ------        ------        ------         ------
     TOTAL DISTRIBUTIONS                          (2.54)      (1.61)        (1.25)        (0.84)            --
                                                 ------      ------        ------        ------         ------
Change in net asset value                          3.72        3.46          0.03         $2.69           3.74
                                                 ------      ------        ------        ------         ------
NET ASSET VALUE, END OF PERIOD                   $23.64      $19.92        $16.46        $16.43         $13.74
                                                 ======      ======        ======        ======         ======
Total return(2)                                   32.49%(4)   32.19%         8.48%        27.27%         37.40%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)           $42,945     $35,695       $30,713       $34,093        $12,920
RATIO TO AVERAGE NET ASSETS OF:
   Operating Expenses                              1.06%(3)    1.16%         1.14%         1.52%(5)       0.81%(3)(5)
   Net investment income (loss)                   (0.06)%(3)  (0.20)%        0.02%         0.31%          0.76%(3)
Portfolio turnover                                   53%(4)     169%          166%       145.69%         87.66%4)
---------------------

(1) Computed using average shares outstanding.
(2) Maximum sales charge is not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.52% and 3.49% for the periods ended September 30, 1997 and 1996, respectively.


                                         Phoenix Strategic Equity Series Fund 33

--------------------------------------------------------------------------------

PHOENIX-SENECA STRATEGIC THEME FUND

                                                                         CLASS A
                                           -----------------------------------------------------------------
                                            SIX MONTHS                                              FROM
                                              ENDED                                               INCEPTION
                                             10/31/99             YEAR ENDED APRIL 30,           10/16/95 TO
                                           (UNAUDITED)       1999          1998        1997        4/30/96
                                           -----------       ----          ----        ----      -----------
Net asset value, beginning of period         $18.22         $13.70       $12.03       $12.37       $10.00
INCOME FROM INVESTMENT OPERATIONS(6)
   Net investment income (loss)               (0.06)(5)      (0.11)(5)    (0.04)(5)     0.06(5)      0.00(1)(5)
   Net realized and unrealized gain (loss)     1.80           6.03         4.03        (0.38)        2.39
                                             ------         ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS          1.74           5.92         3.99        (0.32)        2.39
                                             ------         ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income          --             --           --        (0.01)          --
   Dividends from net realized gains          (1.54)         (1.40)       (2.29)          --           --
   In excess of net investment income            --             --        (0.03)          --           --
   In excess of net realized gains               --             --           --        (0.01)          --
   Tax return of capital                         --             --           --           --        (0.02)
                                             ------         ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                      (1.54)         (1.40)       (2.32)       (0.02)       (0.02)
                                             ------         ------       ------       ------       ------
Change in net asset value                      0.20           4.52         1.67        (0.34)        2.37
                                             ------         ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD               $18.42         $18.22       $13.70       $12.03       $12.37
                                             ======         ======       ======       ======       ======
Total return(2)                                9.95%(4)      44.91%       36.22%       (2.57)%      23.89%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $122,199       $107,871      $89,884      $77,827      $33,393
RATIO TO AVERAGE NET ASSETS OF:
   Operating Expenses                          1.31%(3)(7)    1.38%(7)     1.33%        1.40%        1.40%(3)
   Net investment income (loss)               (0.60)%(3)     (0.72)%      (0.26)%       0.49%       (0.09)%(3)
Portfolio turnover                              110%(4)        205%         618%         532%         175%(4)
---------------------


(1) Includes reimbursement of operating expenses by investment advisor of $0.04.
(2) Maximum sales charge is not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.
(5) Computed using average shares outstanding.
(6) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.

(7) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.


34 Phoenix Strategic Equity Series Fund

--------------------------------------------------------------------------------


PHOENIX-SENECA STRATEGIC THEME FUND

                                                                         CLASS B
                                           ------------------------------------------------------------------
                                            SIX MONTHS                                               FROM
                                              ENDED                                                INCEPTION
                                             10/31/99              YEAR ENDED APRIL 30,           10/16/95 TO
                                           (UNAUDITED)       1999          1998         1997        9/30/96
                                           -----------       ----          ----         ----      -----------
Net asset value, beginning of period          $17.75       $13.46        $11.91       $12.33       $10.00
INCOME FROM INVESTMENT OPERATIONS(6)
   Net investment income (loss)                (0.12)(5)    (0.22)(5)     (0.14)(5)    (0.03)(5)    (0.06)(1)(5)
   Net realized and unrealized gain (loss)      1.73         5.91          3.98        (0.38)        2.40
                                              ------       ------        ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS           1.61         5.69          3.84        (0.41)        2.34
                                              ------       ------        ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income           --           --            --           --           --
   Dividends from net realized gains           (1.54)       (1.40)        (2.29)          --           --
   In excess of net investment income             --           --            --           --           --
   In excess of net realized gains                --           --            --        (0.01)          --
   Tax return of capital                          --           --            --           --        (0.01)
                                              ------       ------        ------       ------       ------
     TOTAL DISTRIBUTIONS                       (1.54)       (1.40)        (2.29)       (0.01)       (0.01)
                                              ------       ------        ------       ------       ------
Change in net asset value                       0.07         4.29          1.55        (0.42)        2.33
                                              ------       ------        ------       ------       ------
NET ASSET VALUE, END OF PERIOD                $17.82       $17.75        $13.46       $11.91       $12.33
                                              ======       ======        ======       ======       ======
Total return(2)                                 9.47%(4)    43.98%        35.18%       (3.31)%      23.41%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)        $92,047      $84,698       $66,107      $49,843      $11,920
RATIO TO AVERAGE NET ASSETS OF:
   Operating Expenses                           2.06%(3)(7)  2.13%(7)      2.08%        2.15%        2.16%(3)
   Net investment income (loss)                (1.35)%(3)   (1.48)%       (1.02)%      (0.23)%      (1.06)%(3)
Portfolio turnover                               110%(4)      205%          618%         532%         175%(4)


PHOENIX-SENECA STRATEGIC THEME FUND

                                                                 CLASS C
                                                -----------------------------------------
                                                 SIX MONTHS                       FROM
                                                   ENDED        YEAR ENDED      INCEPTION
                                                  10/31/99       APRIL 30,     11/3/97 TO
                                                (UNAUDITED)        1999          4/30/98
                                                -----------     ----------     ----------
Net asset value, beginning of period              $17.75         $13.47          $14.93
INCOME FROM INVESTMENT OPERATIONS(6)
   Net investment income (loss)                    (0.12)(5)      (0.22)(5)       (0.05)(5)
   Net realized and unrealized gain (loss)          1.73           5.90            0.88
                                                  ------         ------          ------
     TOTAL FROM INVESTMENT OPERATIONS               1.61           5.68            0.83
                                                  ------         ------          ------
LESS DISTRIBUTIONS
   Dividends from net realized gains               (1.54)         (1.40)          (2.29)
                                                  ------         ------          ------
     TOTAL DISTRIBUTIONS                           (1.54)         (1.40)          (2.29)
                                                  ------         ------          ------
Change in net asset value                           0.07           4.28           (1.46)
                                                  ------         ------          ------
NET ASSET VALUE, END OF PERIOD                    $17.82         $17.75          $13.47
                                                  ======         ======          ======
Total return(2)                                     9.47%(4)      43.87%           7.92%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $1,464           $682            $267
RATIO TO AVERAGE NET ASSETS OF:
   Operating Expenses                               2.06%(3)(7)    2.13%(7)        2.08%(3)
   Net investment income (loss)                    (1.36)%(3)     (1.47)%         (0.87)%(3)
Portfolio turnover                                   110%(4)        205%            618%(4)
---------------------


(1) Includes reimbursement of operating expenses by investment advisor of $0.04.
(2) Maximum sales charge is not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.
(5) Computed using average shares outstanding.
(6) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.

(7) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.


                                         Phoenix Strategic Equity Series Fund 35

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------


STATEMENT OF ADDITIONAL INFORMATION

The funds have filed a Statement of Additional Information about the funds, dated May 12, 2000, with the Securities and Exchange Commission. The Statement contains more detailed information about the funds. It is incorporated into this prospectus by reference and is legally part of the prospectus. You may obtain a free copy of the Statement:


[arrow] by writing to Phoenix Equity Planning Corporation, 100 Bright Meadow Blvd., P.O. Box 2200, Enfield, Connecticut 06083-2200 or

[arrow]  by calling (800) 243-4361.


You may also obtain information about the funds from the Securities and Exchange
Commission:


[arrow]  through its internet site (http://www.sec.gov),


[arrow]  by visiting its Public Reference Room in Washington, DC,

[arrow] by writing to its Public Reference Section, Washington, DC 20549-0102 (a fee may be charged), or

[arrow]  by electronic request at publicinfo@sec.gov (a fee may be charged).

Information about the operation of the Public Reference Room may be obtained by calling 1-202-942-8090.


SHAREHOLDER REPORTS

The funds semiannually mail to shareholders detailed reports containing information about each fund's investments. The funds' Annual Report contains a detailed discussion of the market conditions and investment strategies that significantly affected the funds' performance from May 1 through April 30. You may request a free copy of the funds' Annual and Semiannual Reports:


[arrow] by writing to Phoenix Equity Planning Corporation, 100 Bright Meadow Blvd., P.O. Box 2200, Enfield, Connecticut 06083-2200 or

[arrow]  by calling (800) 243-4361.

                        CUSTOMER SERVICE: (800) 243-1574
                            MARKETING: (800) 243-4361
                        TELEPHONE ORDERS: (800) 367-5877
                 TELECOMMUNICATION DEVICE (TTY): (800) 243-1926



SEC File Nos. 33-6931 and 811-4727        [recycle logo] Printed on recycled
                                                         paper using soybean ink



36 Phoenix Strategic Equity Series Fund

                         PHOENIX-ENGEMANN SMALL CAP FUND

                           PHOENIX-SENECA GROWTH FUND

                       PHOENIX-SENECA STRATEGIC THEME FUND


                                101 Munson Street
                              Greenfield, MA 01301

                       Statement of Additional Information

                                  May 12, 2000

   This Statement of Additional Information is not a prospectus, but expands upon and supplements the information contained in the current Prospectus of the Phoenix Strategic Equity Series Fund (the "Trust"), dated May 12, 2000, and should be read in conjunction with it. The Trust's Prospectus may be obtained by calling Phoenix Equity Planning Corporation ("Equity Planning") at (800) 243-4361 or by writing to Equity Planning at 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, CT 06083-2200.


                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

The Trust...................................................................  1
Investment Objectives and Policies..........................................  1
Investment Restrictions.....................................................  1
Investment Techniques.......................................................  2
Performance Information .................................................... 10
Portfolio Transactions and Brokerage........................................ 11
Services of the Advisers.................................................... 12
Net Asset Value............................................................. 13
How to Buy Shares........................................................... 14
Alternative Purchase Arrangements........................................... 14
Investor Account Services................................................... 17
How to Redeem Shares........................................................ 18
Dividends, Distributions and Taxes.......................................... 19
Tax Sheltered Retirement Plans.............................................. 20
The Distributor............................................................. 20
Distribution Plans.......................................................... 22
Management of the Trust .................................................... 23
Additional Information...................................................... 30



                        Customer Service: (800) 243-1574
                            Marketing: (800) 243-4361
                        Telephone Orders: (800) 367-5877
                 Telecommunications Device (TTY)-(800) 243-1926


PXP731 (5/00)

                                    THE TRUST


   Phoenix Strategic Equity Series Fund (the "Trust") is a diversified open-end management investment company which was organized under Massachusetts law in 1986 as a business trust. The Trust's Prospectus describes the investment objectives of the Phoenix-Seneca Growth Fund (the "Growth Fund"), formerly the Phoenix-Seneca Equity Opportunities Fund, the Phoenix-Seneca Strategic Theme Fund (the "Theme Fund"), and the Phoenix-Engemann Small Cap Fund (the "Small Cap Fund"). The Growth Fund, Theme Fund and Small Cap Fund are sometimes collectively referred to as the "Funds." The following discussion supplements the description of these Funds and investment policies and investment techniques in the Prospectus.


                       INVESTMENT OBJECTIVES AND POLICIES

   As discussed in the Prospectus, the investment objective of each Fund is deemed to be a fundamental policy which may not be changed without the approval of the holders of a majority of the outstanding shares of each Fund. Investment restrictions described in this Statement of Additional Information are fundamental policies of each Fund and may not be changed as to any Fund without the approval of such Fund's shareholders. There is no assurance that any Fund will meet its investment objective.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL POLICIES
   The following investment restrictions constitute fundamental policies of each Fund (unless otherwise indicated) which may be changed only upon approval by the holders of a majority of the outstanding shares of each Fund's shareholders. No Fund may:

  1. Borrow money, except that the Theme Fund and Small Cap Fund may borrow money for investment purposes, provided that any such borrowing for investment purposes with respect to such Fund is (a) authorized by the Trustees prior to any public distribution of the shares of such Fund or is authorized by the shareholders of such Fund thereafter, (b) is limited to 33(1)/(3)% of the value of the total assets (taken at market value) of such Fund, and (c) is subject to an agreement by the lender that any recourse is limited to the assets of that Fund with respect to which the borrowing has been made;

  2.   Underwrite the securities of others;

  3. Deal in real estate (including real estate limited partnerships) except that any Fund may purchase marketable securities of companies that deal in real estate or interests therein including real estate investment trusts;

  4.   Deal in commodities or commodities contracts;

  5. Make loans to other persons except that any Fund may lend portfolio securities (up to 33% of net assets at the time the loan is made) to brokers or dealers or other financial institutions not affiliated with the Trust or the Adviser, subject to conditions established by the Adviser (see "Lending of Securities") and enter into repurchase transactions (in accordance with the Trust's current Prospectus).

  6.   Participate in any joint trading accounts;

  7.   Pledge, mortgage or hypothecate any securities or other property;

  8.   Purchase on margin;

  9.   Engage in short sales;

  10.  Issue senior securities;

  11. Invest more than 25% of its total assets of a Fund in any one industry or group of industries;

  12. Purchase any securities (other than U.S. Government obligations) if, as a result, more than 5% of the value of the total assets of such Fund would be invested in securities of a single issuer;

  13. Purchase any security if, as a result, more than 10% of any class of securities or more than 10% of the outstanding voting securities of any issuer would be held;


  14. Purchase any security for the Growth Fund unless (a) the issuer or its predecessor has had a three-year record of continuous operation during which it published balance sheets and income statements, (b) at the end of its last fiscal year, the issuer or its predecessor reported gross receipts of $1,000,000 and (c) the issuer or its predecessor had an operating profit for at least one fiscal year of the five years immediately preceding;


  15. Purchase any security of an investment trust except for purchases in the open market where no commission or profit to a sponsor or dealer results from such purchases, other than a customary broker's commission; and

  16.  Make an investment for the purpose of exercising control or management.

OTHER POLICIES
   The following investment restrictions do not constitute fundamental policies and may be changed without shareholder approval. No Fund may:

   1. Invest more than 15% of its net assets in illiquid securities, including
(a) securities with legal or contractual restrictions on resale (except in the case of securities issued pursuant to Rule 144A sold to qualifying institutional investors under special rules adopted by the Securities and Exchange Commission for which the Trustees of the Trust determine the secondary market is liquid),
(b) repurchase agreements maturing in more than seven days, and (c) securities that are not readily marketable.

   2. Purchase or retain any security of an issuer if the Trust officers, Trustees or Adviser, who individually own beneficially more than 1/2 of 1% of such issuer, together own more than 5% of such issuer's securities.

   3. Invest in interests in oil, gas or other mineral exploration development programs or leases.

   4. Invest more than 5% of a Fund's net assets in warrants and stock rights, valued at the lower of cost or market, or more than 2% of its net assets in warrants and stock rights that are not listed on the New York Stock Exchange or American Stock Exchange.

   In addition, the Theme Fund may invest in preferred stocks, investment grade bonds (Moody's Baa or higher or S&P's BBB or higher), convertible preferred stocks and convertible debentures if in the judgement of the Adviser the investment would further its investment objective.

                              INVESTMENT TECHNIQUES

   The Funds may utilize the following practices or techniques in pursuing its investment objectives.

REPURCHASE AGREEMENTS
   Repurchase Agreements are agreements by which the Funds purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or, to the extent permitted by the Investment Company Act of 1940, a recognized securities dealer) that the seller will repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security.

   A repurchase transaction is usually accomplished either by crediting the amount of securities purchased to the account of the custodian of the Funds maintained in a central depository of book-entry system or by physical delivery of the securities to the Trust's custodian in return for delivery of the purchase price to the seller. Repurchase transactions are intended to be short-term transactions with the seller repurchasing the securities, usually within seven days.

   Even though repurchase transactions usually do not impose market risks on the purchasing Fund, if the seller of the repurchase agreement defaults and does not repurchase the underlying securities, the Fund might incur a loss if the value of the underlying securities declines, and disposition costs may be incurred in connection with liquidating the underlying securities. In addition, if bankruptcy proceedings are commenced regarding the seller, realization upon the underlying securities may be delayed or limited, and a loss may be incurred if the underlying securities decline in value.

SECURITIES AND INDEX OPTIONS
   All Funds may write covered call options and purchase call and put options. Options and the related risks are summarized below.

   WRITING AND PURCHASING OPTIONS. Call options written by a Fund normally will have expiration dates between three and nine months from the date written. During the option period a Fund may be assigned an exercise notice by the broker-dealer through which the call option was sold, requiring the Fund to deliver the underlying security (or cash in the case of securities index calls) against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time as the Fund effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the Fund has received an exercise notice.

   The exercise price of a call option written by a Fund may be below, equal to or above the current market value of the underlying security or securities index at the time the option is written.

   A multiplier for an index option performs a function similar to the unit of trading for an option on an individual security. It determines the total dollar value per contract of each point between the exercise price of the option and the current level of the underlying index. A multiplier of 100 means that a one-point difference will yield $100. Options on different indices may have different multipliers.

   Securities indices for which options are currently traded include the Standard & Poor's 100 and 500 Composite Stock Price Indices, Computer/Business Equipment Index, Major Market Index, Amex Market Value Index, Computer Technology Index, Oil and Gas Index, NYSE Options Index, Gaming/Hotel Index, Telephone Index, Transportation Index, Technology Index, and Gold/Silver Index. A Fund may write call options and purchase call and put options on any other indices traded on a recognized exchange.

   Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option written by a Fund to prevent an underlying security from being called, or to enable a Fund to write another call option with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the amount of the premium received on the call option is more or less than the cost of effecting the closing purchase transaction. If a call option written by a Fund expires unexercised, a Fund will realize a gain in the amount of the premium on the option less the commission paid.

   The option activities of a Fund may increase its portfolio turnover rate and the amount of brokerage commissions paid. A Fund will pay a commission each time it purchases or sells a security in connection with the exercise of an option. These commissions may be higher than those which would apply to purchases and sales of securities directly.

   LIMITATIONS ON OPTIONS. A Fund may write call options only if they are covered and if they remain covered so long as a Fund is obligated as a writer. If a Fund writes a call option on an individual security, a Fund will own the underlying security at all times during the option period. A Fund will write call options on indices only to hedge in an economically appropriate way portfolio securities which are not otherwise hedged with options or financial futures contracts. Call options on securities indices written by a Fund will be "covered" by identifying the specific portfolio securities being hedged.

   To secure the obligation to deliver the underlying security, the writer of a covered call option on an individual security is required to deposit the underlying security or other assets in escrow with the broker in accordance with clearing corporation and exchange rules. In the case of an index call option written by a Fund, a Fund will be required to deposit qualified securities. A "qualified security" is a security against which a Fund has not written a call option and which has not been hedged by a Fund by the sale of a financial futures contract. If at the close of business on any day the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts, a Fund will deposit an amount of cash or liquid assets equal in value to the difference. In addition, when a Fund writes a call on an index which is "in-the-money" at the time the call is written, a Fund will segregate with its custodian bank cash or liquid assets equal in value to the amount by which the call is "in-the-money" times the multiplier times the number of contracts. Any amount segregated may be applied to a Fund's obligation to segregate additional amounts in the event that the market value of the qualified securities falls below 100% of the current index value times the multiplier times the number of contracts.

   A Fund may invest up to 5% of its total assets in exchange-traded or over-the-counter call and put options. A Fund may sell a call option or a put option which it has previously purchased prior to the purchase (in the case of a call) or the sale (in the case of a put) of the underlying security. Any such sale of a call option or a put option would result in a net gain or loss, depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid.

   In connection with a Fund qualifying as a regulated investment company under the Internal Revenue Code, other restrictions on a Fund's ability to enter into option transactions may apply from time to time. See "Dividends, Distributions and Taxes."

   RISKS RELATING TO OPTIONS. During the option period, the writer of a call option has, in return for the premium received on the option, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline. The writer has no control over the time when it may be required to fulfill its obligation as a writer of the option.

   The risk of purchasing a call option or a put option is that a Fund may lose the premium it paid plus transaction costs. If a Fund does not exercise the option and is unable to close out the position prior to expiration of the option, it will lose its entire investment.

   An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although a Fund will write and purchase options only when the Adviser believes that a liquid secondary market will exist for options of the same series, there can be no assurance that a liquid secondary market will exist for a particular option at a particular time and that a Fund, if it so desires, can close out its position by effecting a closing transaction. If the writer of a covered call option is unable to effect a closing purchase transaction, it cannot sell the underlying security until the option expires or the option is exercised. Accordingly, a covered call writer may not be able to sell the underlying security at a time when it might otherwise be advantageous to do so.

   Possible reasons for the absence of a liquid secondary market on an exchange include: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities; (iv) inadequacy of the facilities of an exchange or the clearing corporation to handle trading volume; and (v) a decision by one or more exchanges to discontinue the trading of options or impose restrictions on orders.

   Each exchange has established limitations governing the maximum number of call options, whether or not covered, which may be written by a single investor acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). An exchange may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Adviser believes that the position limits established by the exchanges will not have any adverse impact upon a Fund or all of the Funds, in the aggregate.

   RISKS OF OPTIONS ON INDICES. Because the value of an index option depends upon movements in the level of the index rather than movements in the price of a particular security, whether a Fund will realize a gain or loss on the purchase or sale of an option on an index depends upon movements in the level of prices in the market generally or in an industry or market segment rather than upon movements in the price of an individual security. Accordingly, successful use by a Fund of options on indices will be subject to the Adviser's ability to predict correctly movements in the direction of the market generally or in the direction of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual securities.

   Index prices may be distorted if trading of certain securities included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of securities included in the index. If this occurred, a Fund would not be able to close out options which it had written or purchased and, if restrictions on exercise were imposed, might be unable to exercise an option it purchased, which would result in substantial losses to a Fund. However, it is the Trust's policy to write or purchase options only on indices which include a sufficient number of securities so that the likelihood of a trading halt in the index is minimized.

   Because the exercise of an index option is settled in cash, an index call writer cannot determine the amount of its settlement obligation in advance and, unlike call writing on portfolio securities, cannot provide in advance for its potential settlement obligation by holding the underlying securities. Consequently, a Fund will write call options on indices only subject to the limitations described above.

   Price movements in securities in a Fund's portfolio will not correlate perfectly with movements in the level of the index and, therefore, a Fund bears the risk that the price of the securities held by the Fund may not increase as much as the level of the index. In this event, the Fund would bear a loss on the call which would not be completely offset by movements in the prices of a Fund's portfolio securities. It is also possible that the index may rise when the value of a Fund's portfolio securities does not. If this occurred, the Fund would experience a loss on the call which would not be offset by an increase in the value of its portfolio and might also experience a loss in the market value of portfolio securities.

   Unless a Fund has other liquid assets which are sufficient to satisfy the exercise of a call on an index, a Fund will be required to liquidate portfolio securities in order to satisfy the exercise. Because an exercise must be settled within hours after receiving the notice of exercise, if a Fund fails to anticipate an exercise, to the extent permissible, it may have to borrow from a bank pending settlement of the sale of securities in its portfolio and pay interest on such borrowing.

   When a Fund has written a call on an index, there is also a risk that the market may decline between the time a Fund has the call exercised against it, at a price which is fixed as of the closing level of the index on the date of exercise, and the time a Fund is able to sell securities in its portfolio. As with options on portfolio securities, a Fund will not learn that a call has been exercised until the day following the exercise date but, unlike a call on a portfolio security where a Fund would be able to deliver the underlying security in settlement, a Fund may have to sell part of its portfolio securities in order to make settlement in cash, and the price of such securities might decline before they could be sold.

   If a Fund exercises a put option on an index which it has purchased before final determination of the closing index value for that day, it runs the risk that the level of the underlying index may change before closing. If this change causes the exercised option to fall "out-of-the-money" a Fund will be required to pay the difference between the closing index value and the exercise price of the option (multiplied by the applicable multiplier) to the assigned writer. Although a Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time or by selling rather than exercising an option when the index level is close to the exercise price, it may not be possible to eliminate this risk entirely because the cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced.

FINANCIAL FUTURES CONTRACTS AND RELATED OPTIONS
   Each Fund may use financial futures contracts and related options to hedge against changes in the market value of its portfolio securities or securities which it intends to purchase. Hedging is accomplished when an investor takes a position in the futures market opposite to his cash market position. There are two types of hedges--long (or buying) and short (or selling) hedges. Historically, prices in the futures market have tended to move in concert with cash market prices, and prices in the futures market have maintained a fairly predictable relationship to prices in the cash market. Thus, a decline in the market value of securities in a Fund's portfolio may be protected against to a considerable extent by gains realized on futures contracts sales. Similarly, it is possible to protect against an increase in the market price of securities which a Fund may wish to purchase in the future by purchasing futures contracts.

   These Funds may purchase or sell any financial futures contracts which are traded on a recognized exchange or board of trade. Financial futures contracts consist of interest rate futures contracts and securities index futures contracts. A public market presently exists in interest rate futures contracts covering long-term U.S. Treasury bonds, U.S. Treasury notes, three-month U.S. Treasury bills and GNMA certificates. Securities index futures contracts are currently traded with respect to the Standard & Poor's 500 Composite Stock Price Index and such other broad-based stock market indices as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Price Index. A clearing corporation associated with the exchange or board of trade on which a financial futures contract trades assumes responsibility for the completion of transactions and also guarantees that open futures contracts will be performed.

   In contrast to the situation when such Fund purchases or sells a security, no security is delivered or received by these Funds upon the purchase or sale of a financial futures contract. Initially, these Funds will be required to deposit in a segregated account with its custodian bank an amount of cash, U.S. Treasury bills or liquid high grade debt obligations. This amount is known as initial margin and is in the nature of a performance bond or good faith deposit on the contract. The current initial margin deposit required per contract is approximately 5% of the contract amount. Brokers may establish deposit requirements higher than this minimum. Subsequent payments, called variation margin, will be made to and from the account on a daily basis as the price of the futures contract fluctuates. This process is known as marking to market.

   The writer of an option on a futures contract is required to deposit margin pursuant to requirements similar to those applicable to futures contracts. Upon exercise of an option on a futures contract, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's margin account. This amount will be equal to the amount by which the market price of the futures contract at the time of exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

   Although financial futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out is accomplished by effecting an offsetting transaction. A futures contract sale is closed out by effecting a futures contract purchase for the same aggregate amount of securities and the same delivery date. If the sale price exceeds the offsetting purchase price, the seller immediately would be paid the difference and would realize a gain. If the offsetting purchase price exceeds the sale price, the seller immediately would pay the difference and would realize a loss. Similarly, a futures contract purchase is closed out by effecting a futures contract sale for the same securities and the same delivery date. If the offsetting sale price exceeds the purchase price, the purchaser would realize a gain, whereas if the purchase price exceeds the offsetting sale price, the purchaser would realize a loss.

   Such Fund will pay commissions on financial futures contracts and related options transactions. These commissions may be higher than those which would apply to purchases and sales of securities directly.

   LIMITATIONS ON FUTURES CONTRACTS AND RELATED OPTIONS. A Fund may not engage in transactions in financial futures contracts or related options for speculative purposes but only as a hedge against anticipated changes in the market value of its portfolio securities or securities which it intends to purchase. A Fund may not purchase or sell financial futures contracts or related options if, immediately thereafter, the sum of the amount of initial margin deposits on that Fund's existing futures and related options positions and the premiums paid for related options would exceed 5% of the market value of that Fund's total assets after taking into account unrealized profits and losses on any such contracts. At the time of purchase of a futures contract or a call option on a futures contract, any asset, including equity securities and noninvestment grade debt so long as the asset is liquid, unencumbered and marked to market daily ("liquid assets"), equal to the market value of the futures contract minus a Fund's initial margin deposit with respect thereto will be deposited in a pledged account with the Trust's custodian bank to collateralize fully the position and thereby ensure that it is not leveraged.

   The extent to which a Fund may enter into financial futures contracts and related options also may be limited by the requirements of the Internal Revenue Code for qualifications as a regulated investment company. See "Dividends, Distributions and Taxes."

   RISKS RELATING TO FUTURES CONTRACTS AND RELATED OPTIONS. Positions in futures contracts and related options may be closed out only on an exchange which provides a secondary market for such contracts or options. A Fund will enter into an option or futures position only if there appears to be a liquid secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular option or futures contract at any specific time. Thus, it may not be possible to close out a futures or related option position. In the case of a futures position, in the event of adverse price movements a Fund would continue to be required to make daily margin payments. In this situation, if a Fund has insufficient cash to meet daily margin requirements it may have to sell portfolio securities at a time when it may be disadvantageous to do so. In addition, a Fund may be required to take or make delivery of the securities underlying the futures contracts it holds. The inability to close out futures positions also could have an adverse impact on a Fund's ability to hedge its portfolio effectively.

   There are several risks in connection with the use of futures contracts as a hedging device. While hedging can provide protection against an adverse movement in market prices, it can also preclude a hedger's opportunity to benefit from a favorable market movement. In addition, investing in futures contracts and options on futures contracts will cause a Fund to incur additional brokerage commissions and may cause an increase in a Fund's portfolio turnover rate.

   The successful use of futures contracts and related options also depends on the ability of the Adviser to forecast correctly the direction and extent of market movements within a given time frame. To the extent market prices remain stable during the period a futures contract or option is held by a Fund or such prices move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction which is not offset by an increase in the value of its portfolio securities. As a result, a Fund's return for the period may be less than if it had not engaged in the hedging transaction.

   Utilization of futures contracts by a Fund involves the risk of imperfect correlation in movements in the price of futures contracts and movements in the price of the securities which are being hedged. If the price of the futures contract moves more or less than the price of the securities being hedged, a Fund will experience a gain or loss which will not be completely offset by movements in the price of the securities. It is possible that, where a Fund has sold futures contracts to hedge its portfolio against decline in the market, the market may advance and the value of securities held in a Fund's portfolio may decline. If this occurred, a Fund would lose money on the futures contract and would also experience a decline in value in its portfolio securities. Where futures are purchased to hedge against a possible increase in the prices of securities before a Fund is able to invest its cash (or cash equivalents) in securities (or options) in an orderly fashion, it is possible that the market may decline; if a Fund then determines not to invest in securities (or options) at that time because of concern as to possible further market decline or for other reasons, a Fund will realize a loss on the futures that would not be offset by a reduction in the price of the securities purchased.

   The market prices of futures contracts may be affected if participants in the futures market also elect to close out their contracts through off-setting transactions rather than to meet margin deposit requirements. In such case, distortions in the normal relationship between the cash and futures markets could result. Price distortions could also result if investors in futures contracts opt to make or take delivery of the underlying securities rather than to engage in closing transactions due to the resultant reduction in the liquidity of the futures market. In addition, due to the fact that, from the point of view of speculators, the deposit requirements in the futures markets are less onerous than margin requirements in the cash market, increased participation by speculators in the futures market could cause temporary price distortions. Due to the possibility of price distortions in the futures market and because of the imperfect correlation between movements in the prices of securities and movements in the prices of futures contracts, a correct forecast of market trends may still not result in a successful hedging transaction.

   Compared to the purchase or sale of futures contracts, the purchase of put or call options on futures contracts involves less potential risk for a Fund because the maximum amount at risk is the premium paid for the options plus transaction costs. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to a Fund while the purchase or sale of the futures contract would not have resulted in a loss, such as when there is no movement in the price of the underlying securities.

LEVERAGE
   The Funds may, from time to time, increase the Theme Fund's and Small Cap Fund's ownership of securities holdings above the amounts otherwise possible by borrowing from banks at fixed amounts of interest and investing the borrowed funds. These Funds will borrow only from banks, and only if immediately after such borrowing the value of the assets of these Funds (including the amount borrowed) less its liabilities (not including any borrowings) is at least three times the amount of funds borrowed for investment purposes. The effect of this provision is to permit the Funds to borrow up to 33(1)/(3)% of the net assets of these Funds, not including the proceeds of any such borrowings. However, the amount of the borrowings will be dependent upon the availability and cost of credit from time to time. If, due to market fluctuations or other reasons, the value of such Fund's assets computed as provided above becomes at any time less than three times the amount of the borrowings for investment purposes, these Funds, within three business days, is required to reduce bank debt to the extent necessary to meet the required 300% asset coverage.

   Interest on money borrowed will be an expense of these Funds with respect to which the borrowing has been made. Because such expense would not otherwise be incurred, the net investment income of such Funds is not expected to be as high as it otherwise would be during periods when borrowings for investment purposes are substantial.

   Bank borrowings for investment purposes must be obtained on an unsecured basis. Any such borrowing must also be made subject to an agreement by the lender that any recourse is limited to the assets of the Fund with respect to which the borrowing has been made.

   Any investment gains made with the additional monies borrowed in excess of interest paid will cause the net asset value of these Funds' shares to rise faster than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the monies borrowed) to these Funds, the net asset value of these Funds will decrease faster than would otherwise be the case.

FOREIGN SECURITIES
   Each of the Funds may purchase foreign securities, including those issued by foreign branches of U.S. banks. In any event, such investments in foreign securities will be limited to 25% of the total assets of each Fund (provided, however, the Theme Fund may invest up to 35% of its total assets in the securities of foreign issuers). Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions on the flow of international capital. Additionally, dividends payable on foreign securities may be subject to foreign taxes withheld prior to distribution. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility, and changes in foreign exchange rates will affect the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

   Many of the foreign securities held by each Fund will not be registered with the Commission and the issuers thereof will not be subject to the Commission's reporting requirements. Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or government entity. Moreover, individual foreign economies may differ favorably or unfavorably from the United States economy in such respects as growth of Gross National Product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

   In investing in securities denominated in foreign currencies, the Fund will be subject to the additional risk of currency fluctuations. An adverse change in the value of a particular foreign currency as against the U.S. dollar, to the extent that such change is not offset by a gain in other foreign currencies, will result in a decrease in the Fund's assets. Any such change may also have the effect of decreasing or limiting the income available for distribution. Foreign currencies may be affected by revaluation, adverse political and economic developments, and governmental restrictions. Although the Fund will invest only in securities denominated in foreign currencies that are fully convertible into U.S. dollars without legal restriction at the time of investment, no assurance can be given that currency exchange controls will not be imposed on any particular currency at a later date.

   Securities of U.S. issuers denominated in foreign currencies may be less liquid and their prices more volatile than securities issued by domestic issuers and denominated in U.S. dollars. In addition, investing in securities denominated in foreign currencies often entails costs not associated with investment in U.S. dollar-denominated securities of U.S. issuers, such as the cost of converting foreign currency to U.S. dollars, higher brokerage commissions, custodial expenses and other fees. Non-U.S. dollar denominated securities may be subject to certain withholding and other taxes of the relevant jurisdiction, which may reduce the yield on the securities to the Funds and which may not be recoverable by the Funds or their investors.

   The Funds will calculate their net asset values and complete orders to purchase, exchange or redeem shares only on a Monday-Friday basis (excluding holidays on which the New York Stock Exchange is closed). Foreign securities in which the Funds may invest may be primarily listed on foreign stock exchanges which may trade on other days (such as Saturdays). As a result, the net asset value of the Funds' portfolios may be affected by such trading on days when a shareholder has no access to the Funds.

   Investment income received by the Funds from sources within foreign countries may be subject to foreign income taxes withheld at the source. If a Fund should have more than 50% of the value of its assets invested in securities of foreign corporations at the close of its taxable year, the Fund may elect to pass through to its shareholders their proportionate shares of foreign income taxes paid. Investors are urged to consult their tax attorney with respect to specific questions regarding foreign, federal, state or local taxes.

   The Trust may use a foreign custodian in connection with its purchases of foreign securities and may maintain cash and cash equivalents in the care of a foreign custodian. The amount of cash or cash equivalents maintained in the care of eligible foreign custodians will be limited to an amount reasonably necessary to effect the Funds' foreign securities transactions. The use of a foreign custodian invokes considerations which are not ordinarily associated with domestic custodians. These considerations include the possibility of expropriations, restricted access to books and records of the foreign custodian, inability to recover assets that are lost while under the control of the foreign custodian, and the impact of political, social or diplomatic developments.

PRIVATE PLACEMENTS AND RULE 144A SECURITIES
   Each Fund may purchase securities which have been privately issued and are subject to legal restrictions on resale or which are issued to qualified institutional investors under special rules adopted by the Commission. Such securities may offer higher yields than comparable publicly traded securities. Such securities ordinarily can be sold by these Funds in secondary market transactions to certain qualified investors pursuant to rules established by the Commission, in privately negotiated transactions to a limited number of purchasers or in a public offering made pursuant to an effective registration statement under the Securities Act of 1933 (the "1933 Act"). Public sales of such securities by the Funds may involve significant delays and expense. Private sales often require negotiation with one or more purchasers and may produce less favorable prices than the sale of similar unrestricted securities. Public sales generally involve the time and expense of the preparation and processing of a registration statement under the 1933 Act (and the possible decline in value of the securities during such period) and may involve the payment of underwriting commissions. In some instances, these Funds may have to bear certain costs of registration in order to sell such shares publicly. Except in the case of securities sold to qualifying institutional investors under special rules adopted by the Commission for which the Trustees of these Funds determine the secondary market is liquid. Rule 144A securities will be considered illiquid. Trustees of these Funds may determine the secondary market is liquid based upon the following factors which will be reviewed periodically as required pursuant to procedures adopted by these Funds: the number of dealers willing to purchase or sell the security; the frequency of trades; dealer undertakings to make a market in the security, and the nature of the security and its market. Investing in Rule 144A Securities could have the effect of increasing the level of these Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. Each Fund may invest up to 15% of its net assets in illiquid securities.

CONVERTIBLE SECURITIES
   A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest generally paid or accured on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have several unique investment characteristics such as (1) higher yields than common stocks, but lower yields than comparable nonconvertible securities, (2) a lesser degree of fluctuation in value than the underlying stock since they have fixed income characteristics, and (3) the potential for capital appreciation if the market price of the underlying common stock increases. A convertible security might be subject to redemption at the option of the issuer at a price established in the convertible security's governing instrument. If a convertible security held by a Fund is called for redemption, the Fund may be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

   LOWER RATED CONVERTIBLE SECURITIES. Up to 5% of each of these Funds' assets may be invested in convertible securities that are rated below investment grade (commonly referred to as "junk" securities). Convertible securities which are not rated in the four highest categories, in which a Fund may invest, are predominantly speculative with respect to the issuer's capacity to repay principal and interest and may include issues on which the issuer defaults.

LENDING PORTFOLIO SECURITIES
   In order to increase its return on investments, the Theme Fund and Small Cap Fund may make loans of its portfolio securities, as long as the market value of the loaned securities does not exceed 33% of the market or other fair value of that Fund's net assets. Loans of portfolio securities will always be fully collateralized by cash, U.S. Government Securities or other high quality debt securities at no less than 100% of the market value of the loaned securities (as marked to market daily) and made only to borrowers considered by the Adviser to be creditworthy. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities and possibly the loss of the collateral if the borrower fails financially.

FOREIGN CURRENCY TRANSACTIONS
   Each Fund may engage in foreign currency transactions. The following is a description of these transactions:

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days ("Term") from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders (usually large commercial banks) and their customers.

   No Fund intends to enter into such forward contracts if it would have more than 15% of the value of its total assets committed to such contracts on a regular or continuous basis. No Fund will enter into such forward contracts or maintain a net exposure in such contracts where it would be obligated to deliver an amount of foreign currency in excess of the value of its portfolio securities and other assets denominated in that currency. The Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that to do so is in the best interests of a Fund. The Trust's custodian bank will be instructed to pledge liquid assets equal to the value of such contracts. If the value of the securities pledged declines, additional cash or securities will be added so that the pledged amount is not less than the amount of the Fund's commitments with respect to such contracts. Generally, no Fund will enter into a forward contract with a term longer than one year.

   FOREIGN CURRENCY OPTIONS. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period for such options any time prior to expiration.

   A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect a Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if a Fund had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the Fund would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

   FOREIGN CURRENCY FUTURES TRANSACTIONS. Each Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Fund may be able to achieve many of the same objectives attainable through the use of foreign currency forward contracts, but more effectively and possibly at a lower cost.

   Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

   REGULATORY RESTRICTIONS. To the extent required to comply with Securities and Exchange Commission Release No. IC-10666, when purchasing a futures contract or writing a put option, each Fund will maintain in a pledged account any asset, including equity securities and noninvestment grade debt so long as the asset is liquid, unencumbered and marked to market daily, equal to the value of such contracts.

   To the extent required to comply with Commodity Futures Trading Commission Regulation 4.5 and thereby avoid "commodity pool operator" status, a Fund will not enter into a futures contract or purchase an option thereon if immediately thereafter the initial margin deposits for futures contracts (including foreign currency and all other futures contracts) held by the Fund plus premiums paid by it for open options on futures would exceed 5% of the Fund's total assets. No Fund will engage in transactions in financial futures contracts or options thereon for speculation, but only to attempt to hedge against changes in market conditions affecting the values of securities which the Fund holds or intends to purchase. When futures contracts or options thereon are purchased to protect against a price increase on securities intended to be purchased later, it is anticipated that at least 75% of such intended purchases will be completed. When other futures contracts or options thereon are purchased, the underlying value of such contracts will at all times not exceed the sum of: (1) accrued profit on such contracts held by the broker; (2) cash or high quality money market instruments set aside in an identifiable manner; and (3) cash proceeds from investments due in 30 days.

INVESTING IN SMALL CAP ISSUERS
   Under normal market conditions, the Small Cap Fund expects to invest at least 65% of its total assets in equity securities of small capitalization companies. Market capitalizations of such issuers are determined at the time of purchase. While the issuers in which the Fund will primarily invest may offer greater opportunities for capital appreciation than larger capitalization issuers, investments in smaller companies may involve greater risks and thus may be considered speculative. For example, small companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. Full development of these companies takes time and, for this reason, the Fund should be considered as a long-term investment and not as a vehicle for seeking short-term profits, nor should an investment in the Fund be considered a complete investment program. In addition, many small company stocks trade less frequently and in smaller volume, and may be subject to more abrupt or erratic price movements than stocks of large companies. The securities of small companies may also be more sensitive to market changes than the securities of large companies. These factors may result in above-average fluctuations in the net asset value of the Fund's shares. The Fund is not an appropriate investment for individual investors requiring safety of principal or a predictable return of income from their investment.

DERIVATIVE INVESTMENTS
   In order to hedge various portfolio positions, including to hedge against price movements in markets in which the Funds anticipate increasing their exposure, the Funds may invest in certain instruments which may be characterized as derivative investments. These investments include various types of interest rate transactions, options and futures. Such investments also may consist of indexed securities. Other of such investments have no express quantitative limitations, although they may be made solely for hedging purposes, not for speculation, and may in some cases be limited as to the type of counter-party permitted. Interest rate transactions involve the risk of an imperfect correlation between the index used in the hedging transactions and that pertaining to the securities which are the subject of such transactions. Similarly, utilization of options and futures transactions involves the risk of imperfect correlation in movements in the price of options and futures and movements in the price of the securities or interest rates which are the subject of the hedge. Investments in indexed securities, including inverse securities, subject the Funds to the risks associated with changes in the particular indices, which may include reduced or eliminated interest payments and losses of invested principal.

INDUSTRY CLASSIFICATIONS
   For each of the Funds, industry classifications are established by reference to the Directory of Companies Filing Annual Reports published by the SEC.

                             PERFORMANCE INFORMATION
   The Funds may, from time to time, include total return in advertisements or reports to shareholders or prospective investors. Performance information in advertisements and sales literature may be expressed as the yield of a Class or Fund and as the total return of any Class or Fund.

   Standardized quotations of average annual total return for each Class of Shares of a Fund will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in such Class of Shares of a Fund over periods of 1, 5 and 10 years or up to the life of a Fund, calculated for each Class separately pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of a proportional share of each Class's expenses (on an annual basis), deduction of the maximum initial sales load in the case of Class A Shares and the maximum contingent deferred sales charge applicable to a complete redemption of the investment in the case of Class B and Class C Shares, and assume that all dividends and distributions are reinvested when paid. Performance data quoted for Class C Shares covering periods prior to the inception of Class C Shares will reflect historical performance of Class A Shares adjusted for the higher operating expenses applicable to Class C Shares.

   The Funds may, from time to time, include in advertisements containing total return the ranking of those performance figures relative to such figures for groups of mutual funds having similar investment objectives as categorized by ranking services such as Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc. and Morningstar, Inc. Additionally, the Funds may compare its performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week and Investor's Business Daily, Stanger's Mutual Fund Monitor, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard & Poor's The Outlook, and Personal Investor. The Funds may, from time to time, illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans. The total return may also be used to compare the performance of the Funds against certain widely acknowledged outside standards or indices for stock and bond market performance, such as the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), Standard & Poor's 400 MidCap Index ("S&P 400"), Dow Jones Industrial Average, Russell 2000 Index, Russell 2000 Growth Index, Europe Australia Far East Index (EAFE), Consumer Price Index, Lehman Brothers Corporate Index and Lehman Brothers T-Bond Index.

   Advertisements, sales literature and other communications may contain information about the Funds and Adviser's current investment strategies and management style. Current strategies and style may change to allow the Funds to respond quickly to changing market and economic conditions. From time to time, the Funds may include specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Funds may separate its cumulative and average annual returns into income and capital gains components; or cite separately as a return figure the equity or bond portion of a Fund's portfolio; or compare a Fund's equity or bond return future to well-known indices of market performance, including, but not limited to: the S&P 500, Dow Jones Industrial Average, CS First Boston High Yield Index and Salomon Brothers Corporate and Government Bond Indices.


   The average annual total return of the Small Cap Fund Class A Shares for the 1-year period ended April 30, 1999 and since inception October 16, 1995 to April 30, 1999, was (11.09)% and 20.21%, respectively. The average annual total return of the Small Cap Fund Class B Shares for the 1-year period ended April 30, 1999 and since inception October 16, 1995 to April 30, 1999, was (9.84)% and 20.98%, respectively. The average annual total return of the Growth Fund Class A Shares for the 1-year period ended April 30, 1999 and since inception March 8, 1996 to April 30, 1999, was 9.89% and 29.12%, respectively. The average annual total return of the Growth Fund Class B Shares since inception July 1, 1998 to April 30, 1999 was 4.49%. The average annual total return of the Growth Fund Class C Shares since inception July 1, 1998 to April 30, 1999 was 8.37%. The average annual total return of the Growth Fund Class X Shares for the 1-year period ended April 30, 1999 and since inception March 8, 1996 to April 30, 1999, was 17.08% and 32.45%, respectively. The average annual total return of the Theme Fund Class A Shares for the 1-year period ended April 30, 1999 and since inception October 16, 1995 to April 30, 1999, was 36.58% and 25.68%, respectively. The average annual total return of the Theme Fund Class B Shares for the 1-year period ended April 30, 1999 and since inception October 16, 1995 to April 30, 1999, was 40.14% and 26.57%, respectively. The average annual total return of the Theme Fund Class C Shares for the 1-year period ended April 30, 1999 and since inception November 3, 1997 to April 30, 1999, was 43.87% and 34.41%, respectively. Class A Share performance has been restated to reflect the deduction of the current maximum sales charge.

   The Funds may also compute aggregate cumulative total return for specified periods based on a hypothetical Class A, Class B or Class C account with an assumed initial investment of $10,000. The aggregate total return is determined by dividing the net asset value of this account at the end of the specified period by the value of the initial investment and is expressed as a percentage. Calculation of aggregate total return reflects payment of the Class A Shares' maximum sales charge of 5.75% and assumes reinvestment of all income dividends and capital gain distributions during the period.


   The Funds also may quote annual, average annual and annualized total return and aggregate total return performance data, for each Class of shares of the Funds, both as a percentage and as a dollar amount based on a hypothetical $10,000 investment for various periods other than those noted below. Such data will be computed as described above, except that (1) the rates of return calculated will not be average annual rates, but rather, actual annual, annualized or aggregate rates of return and (2) the maximum applicable sales charge will not be included with respect to annual, annualized or aggregate rate of return calculations.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

   The Adviser and/or Subadviser (throughout this section the "Adviser") places orders for the purchase and sale of securities, supervises their execution and negotiates brokerage commissions on behalf of the Funds. It is the practice of the Adviser to seek the best prices and execution of orders and to negotiate brokerage commissions which the Adviser's opinion are reasonable in relation to the value of the brokerage services provided by the executing broker. Brokers who have executed orders for the Funds are asked to quote a fair commission for their services. If the execution is satisfactory and if the requested rate approximates rates currently being quoted by the other brokers selected by the Adviser, the rate is deemed by the Adviser to be reasonable. Brokers may ask for higher rates of commission if all or a portion of the securities involved in the transaction are positioned by the broker, if the broker believes it has brought the Funds an unusually favorable trading opportunity, or if the broker regards its research services as being of exceptional value, and payment of such commissions is authorized by the Adviser after the transaction has been consummated. If the Adviser more than occasionally differs with the broker's appraisal of opportunity or value, the broker would not be selected to execute trades in the future.

   The Adviser believes that the Funds benefit with a securities industry comprised of many and diverse firms and that the long-term interest of shareholders of the Funds is best served by its brokerage policies which include paying a fair commission rather than seeking to exploit its leverage to force the lowest possible commission rate. The primary factors considered in determining the firms to which brokerage orders are given are the Adviser's appraisal of: the firm's ability to execute the order in the desired manner; the value of research services provided by the firm; and the firm's attitude toward and interest in mutual funds in general, including the sale of mutual funds managed and sponsored by the Adviser. The Adviser does not offer or promise to any broker an amount or percentage of brokerage commissions as an inducement or reward for the sale of shares of the Funds. Over-the-counter purchases and sales are transacted directly with principal market-makers except in those circumstances where in the opinion of the Adviser better prices and execution are available elsewhere.

   In general terms, the nature of research services provided by brokers encompasses statistical and background information, and forecasts and interpretations with respect to U.S. and foreign economies, U.S. and foreign money markets, fixed income markets and equity markets, specific industry groups, and individual issues. Research services will vary from firm to firm, with broadest coverage generally from the large full-line firms. Smaller firms in general tend to provide information and interpretations on a smaller scale, frequently with a regional emphasis. In addition, several firms monitor federal, state, local and foreign political developments; many of the brokers also provide access to outside consultants. The outside research assistance is particularly useful to the Adviser's staff since the brokers as a group tend to monitor a broader universe of securities and other matters than the Adviser's staff can follow. In addition, it provides the Adviser with a diverse perspective on financial markets. Research and investment information is provided by these and other brokers at no cost to the Adviser and is available for the benefit of other accounts advised by the Adviser and its affiliates and not all of this information will be used in connection with the Trust. While this information may be useful in varying degrees and may tend to reduce the Adviser's expenses, it is not possible to estimate its value and in the opinion of the Adviser it does not reduce the Adviser's expenses in a determinable amount. The extent to which the Adviser makes use of statistical, research and other services furnished by brokers is considered by the Adviser in the allocation of brokerage business but there is no formula by which such business is allocated. The Adviser does so in accordance with its judgment of the best interest of the Trust and its shareholders.

   The Trust has adopted a policy and procedures governing the execution of aggregated advisory client orders ("bunching procedures") in an attempt to lower commission costs on a per-share and per-dollar basis. According to the bunching procedures, the Adviser shall aggregate transactions unless it believes in its sole discretion that such aggregation is inconsistent with its duty to seek best execution (which shall include the duty to seek best price) for the Trust. No advisory account of the Adviser is to be favored over any other account and each account that participates in an aggregated order is expected to participate at the average share price for all transactions of the Adviser in that security on a given business day, with all transaction costs shared pro rata based on the Trust's participation in the transaction. If the aggregated order is filled in its entirety, it shall be allocated among the Adviser's accounts in accordance with the allocation order, and if the order is partially filled, it shall be allocated pro rata based on the allocation order. Notwithstanding the foregoing, the order may be allocated on a basis different from that specified in the allocation order if all accounts of the Adviser whose orders are allocated receive fair and equitable treatment and the reason for such different allocation is explained in writing and is approved in writing by the Adviser's compliance officer as soon as practicable after the opening of the markets on the trading day following the day on which the order is executed. If an aggregated order is partially filled and allocated on a basis different from that specified in the allocation order, no account that is benefited by such different allocation may intentionally and knowingly effect any purchase or sale for a reasonable period following the execution of the aggregated order that would result in it receiving or selling more shares than the amount of shares it would have received or sold had the aggregated order been completely filled. The Trustees will annually review these procedures or as frequently as shall appear appropriate.

   A high rate of Portfolio turnover involves a correspondingly higher amount of brokerage commissions and other costs which must be borne directly by the Trust and indirectly by shareholders.


   The Adviser may use its broker/dealer affiliates, or other firms that sell shares of the Funds, to buy and sell securities for the Funds, provided they have the execution capability and that their commission rates are comparable to those of other unaffiliated broker/dealers. Directors of PXP Securities Corp. or its affiliates receive indirect benefits from the Funds as a result of its usual and customary brokerage commissions that PXP Securities Corp. may receive for acting as broker to the Funds in the purchase and sale of portfolio securities. The investment advisory agreement does not provide for a reduction of the advisory fee by any portion of the brokerage fees generated by portfolio transactions of the Funds that PXP Securities Corp. may receive.


   During the fiscal years ended April 30, 1997, 1998 and 1999, brokerage commissions paid by the Funds totalled $2,686,635, $3,579,420 and $2,087,042, respectively. In the fiscal year ended April 30, 1999, W.S. Griffith & Co., Inc., a broker-dealer subsidiary of Phoenix Home Life, received $6,660, or .31% of total brokerage commissions paid by the Trust, in fund related commissions attributed to a clearing arrangement with an unaffiliated broker-dealer. Brokerage commissions of $644,307 paid during the fiscal year ended April 30, 1999 were paid on portfolio transactions aggregating $606,964,035 executed by brokers who provided research and other statistical and factual information.

                            SERVICES OF THE ADVISERS


   The investment adviser to the Fund is Phoenix Investment Counsel, Inc. ("PIC" or "Adviser"), which is located at 56 Prospect Street, Hartford, Connecticut 06115-0480. PIC also acts as the investment adviser for 14 fund companies totaling 38 mutual funds, as subadviser to two fund companies totaling three mutual funds, and as adviser to institutional clients. PIC has acted as an investment adviser for over sixty years. PIC was originally organized in 1932 as John P. Chase, Inc. As of December 31, 1999, PIC had approximately $25.7 billion in assets under management. Philip R. McLoughlin, a Trustee and officer of the Fund, is a director of PIC. All other executive officers of the Fund are officers of PIC.


   All of the outstanding stock of PIC is owned by Phoenix Equity Planning Corporation ("Equity Planning" or "Distributor"), a subsidiary of Phoenix Investment Partners, Ltd. ("PXP"). Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life") of Hartford, Connecticut is a majority shareholder of PXP. Phoenix Home Life is in the business of writing ordinary and group life and health insurance and annuities. Its principal offices are located at One American Row, Hartford, Connecticut, 06115-2520. Equity Planning, a mutual fund distributor, acts as the national distributor of the Fund's shares and as Financial Agent of the Fund. The principal office of Equity Planning is located at 100 Bright Meadow Boulevard, Enfield, Connecticut, 06082.


   PXP is a publicly-traded independent registered investment advisory firm and has served investors for over 70 years. It manages over $64.6 billion in assets (as of December 31, 1999) through its investment partners: Aberdeen Fund Managers, Inc. (Aberdeen) in Aberdeen, London, Singapore and Fort Lauderdale; Duff & Phelps Investment Management Co. (Duff & Phelps) in Chicago and Cleveland; Roger Engemann & Associates, Inc. (Engemann) in Pasadena; Seneca Capital Management LLC (Seneca) in San Francisco; Phoenix/Zweig Advisers LLC (Zweig) in New York; and Phoenix Investment Counsel, Inc. (Goodwin, Hollister, and Oakhurst divisions) in Hartford, Sarasota and Scotts Valley, CA, respectively.

   Roger Engemann & Associates, Inc. ("Engemann") is the investment subadviser to the Small Cap Fund and is located at 600 North Rosemead Boulevard, Pasadena, California 91107. Engemann acts as adviser to six mutual funds, as subadviser to four other mutual funds and acts as investment adviser to institutions and individuals. As of December 31, 1999, Engemann had $10.9 billion in assets under management. Engemann has been an investment adviser since 1969.

   Seneca Capital Management LLC ("Seneca") is the investment subadviser to the Growth Fund and Strategic Theme Fund and is located at 909 Montgomery Street, San Francisco, California 94133. Seneca acts as a subadviser to nine other mutual funds and as investment adviser to institutions and individuals. As of December 31, 1999, Seneca had $9.2 billion in assets under management. Seneca has been (with its predecessor, GMG/Seneca Capital Management LP ("GMG/Seneca")) an investment adviser since 1989.


   The Adviser provides certain services and facilities required to carry on the day-to-day operations of the Funds (for which it receives a management fee) other than the costs of printing and mailing proxy materials, reports and notices to shareholders; legal, auditing and accounting services; regulatory filing fees and expenses of printing the Trust's registration statement (but the Distributor purchases such copies of the Funds' prospectuses and reports and communications to shareholders as it may require for sales purposes); insurance expense; association membership dues; brokerage fees; and taxes. Each Fund will pay expenses incurred in its own operation and will also pay a portion of the Trust's administration expenses allocated on the basis of the asset values of the respective Fund.


   As compensation for its services, PIC receives a fee from the Growth Fund, which is accrued daily against the value of the Fund's net assets and is paid by the Fund monthly. The fee is computed at an annual rate of .70% of the Fund's average daily net assets of up to $1 billion, .65% of the Fund's average daily net assets from $1 billion to $2 billion, and .60% of the Fund's average net assets in excess of $2 billion. As compensation for its services, PIC receives a fee from the Theme Fund and the Small Cap Fund which is accrued daily against the value of each Fund's net assets and is paid by the Fund monthly. The fee is computed at an annual rate of 0.75% of the average daily net asset values of each Fund up to $1 billion; 0.70% of such value between $1 billion and $2 billion; and 0.65% of such value in excess of $2 billion. For the fiscal years 1997, and 1998 and 1999, the combined management fees paid by the Funds were $4,145,821, $4,953,597 and $4,367,229, respectively.

   The Management Agreement for Growth Fund was approved by the Trustees on March 16, 1993 and by the shareholders of the Growth Fund on April 30, 1993. The Management Agreement for Strategic Theme and Small Cap Funds was approved by the Trustees on May 24, 1995. The Management Agreements shall continue in effect for successive annual periods, provided that such continuance is specifically approved annually by a majority of the Trustees who are not interested persons of the parties thereto (as defined in the 1940 Act) and by either (a) the Trustees or (b) vote of a majority of the outstanding securities of the Trust (as defined in the 1940 Act).


   The Management Agreements may be terminated without penalty at any time by the Trustees or by a vote of a majority of the outstanding voting securities of the Trust upon 60 days written notice addressed to the Adviser at its principal place of business; and by the Adviser upon 60 days written notice addressed to the Trust at its principal place of business. The Management Agreements will terminate automatically in the event of their "assignment" as defined in Section 2(a)(4) of the 1940 Act.


   The Fund, its Adviser and Subadvisers, and its Distributor have each adopted a Code of Ethics pursuant to Rule 17-j1 under the Investment Company Act of 1940. Personnel subject to the Codes of Ethics may purchase and sell securities for their personal accounts, including securities that may be purchased, sold or held by the Funds, subject to certain restrictions and conditions. Generally, personal securities transactions are subject to preclearance procedures, reporting requirements and holding period rules. The Codes also restrict personal securities transactions in private placements, initial public offerings and securities in which the Funds have a pending order.


                                 NET ASSET VALUE


   The net asset value per share of each Fund is determined as of the close of trading of the New York Stock Exchange (the "Exchange") on days when the Exchange is open for trading. The Exchange will be closed on the following observed national holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Since the Funds do not price securities on weekends or United States national holidays, the net asset value of a Fund's foreign assets may be significantly affected on days when the investor has no access to the Funds. The net asset value per share of a Fund is determined by adding the values of all securities and other assets of the Fund, subtracting liabilities, and dividing by the total number of outstanding shares of the Fund. Assets and liabilities are determined in accordance with generally accepted accounting principles and applicable rules and regulations of the Securities and Exchange Commission. The total liability allocated to a Class, plus that Class's distribution fee and any other expenses allocated solely to that Class, are deducted from the proportionate interest of such Class in the assets of the Fund, and the resulting amount of each is divided by the number of shares of that Class outstanding to produce the net asset value per share.


   A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary exchange for such security by the Trustees or their delegates. Because of the need to obtain prices as of the close of trading on various exchanges throughout the world, the calculation of net asset value may not take place for any Fund which invests in foreign securities contemporaneously with the determination of the prices of the majority of the portfolio securities of such Fund. All assets and liabilities initially expressed in foreign currency values will be converted into United States dollar values at the mean between the bid and ask quotations of such currencies against United States dollars as last quoted by any recognized dealer. If an event were to occur after the value of an investment was so established but before the net asset value per share was determined, which was likely to materially change the net asset value, then the instrument would be valued using fair value considerations by the Trustees or their delegates. If at any time a Fund has investments where market quotations are not readily available, such investments are valued at the fair value thereof as determined in good faith by the Trustees although the actual calculations may be made by persons acting pursuant to the direction of the Trustees.

                                HOW TO BUY SHARES


   The minimum initial investment is $500 and the minimum subsequent investment is $25. However, both the minimum initial and subsequent investment amounts are $25 for investments pursuant to the "Investo-Matic" plan, a bank draft investing program administered by Distributor, or pursuant to the Systematic Exchange privilege or for an individual retirement account (IRA). In addition, there are no subsequent investment minimum amounts in connection with the reinvestment of dividend or capital gain distributions. The minimum initial investment for Class X Shares is $250,000, and the minimum subsequent investment for Class X Shares is $10,000. Completed applications for the purchase of shares should be mailed to: Phoenix Funds, c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301.


   The Trust has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Funds' net asset values next computed after they are accepted by an authorized broker or the broker's authorized designee.

                        ALTERNATIVE PURCHASE ARRANGEMENTS


   Shares may be purchased from investment dealers at a price equal to their net asset value per share, plus a sales charge which, at the election of the purchaser, may be imposed either (i) at the time of the purchase (the "initial sales charge alternative") or (ii) on a contingent deferred basis (the "deferred sales charge alternative"). Each Fund also offers one Class of shares (Class X Shares) that may be purchased by certain institutional investors at a price equal to their net asset value per share.

   The alternative purchase arrangements permit an investor to choose the method of purchasing shares that is more beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, whether the investor wishes to receive distributions in cash or to reinvest them in additional shares of the Funds, and other circumstances. Investors should consider whether, during the anticipated life of their investment in a Fund, the accumulated continuing distribution and services fees and contingent deferred sales charges on Class B or C Shares would be less than the initial sales charge and accumulated distribution services fee on Class A Shares purchased at the same time. NOTE, ONLY THE GROWTH FUND AND THEME FUND OFFER CLASS C SHARES AND ONLY THE GROWTH FUND OFFERS CLASS X SHARES.

   Dividends paid by the Funds, if any, with respect to each class of shares will be calculated in the same manner at the same time on the same day, except that fees such as higher distribution and services fees and any incremental transfer agency costs relating to each class of shares will be borne exclusively by that class. See "Dividends, Distributions and Taxes."


CLASS A SHARES
   Class A Shares incur a sales charge when they are purchased and enjoy the benefit of not being subject to any sales charge when they are redeemed. Class A Shares are subject to ongoing distribution and service fees at an annual rate of up to 0.25% of the Funds' aggregate average daily net assets attributable to the Class A Shares. In addition, certain purchases of Class A Shares qualify for reduced initial sales charges.

CLASS B SHARES
   Class B Shares do not incur a sales charge when they are purchased, but they are subject to a sales charge if they are redeemed within five years of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions.

   Class B Shares are subject to ongoing distribution and service fees at an aggregate annual rate of up to 1.00% of the Funds' aggregate average daily net assets attributable to the Class B Shares. Class B Shares enjoy the benefit of permitting all of the investor's dollars to work from the time the investment is made. The higher ongoing distribution and services fees paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends, to the extent any dividends are paid, than those related to Class A Shares. Class B Shares will automatically convert to Class A Shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted. The purpose of the conversion feature is to relieve the holders of the Class B Shares that have been outstanding for a period of time sufficient for the adviser and the Distributor to have been compensated for distribution expenses related to the Class B Shares from most of the burden of such distribution related expenses.

   Class B Shares include all shares purchased, pursuant to the deferred sales charge alternative, which have been outstanding for less than the period ending eight years after the end of the month in which the shares were issued. At the end of this period, Class B Shares will automatically convert to Class A Shares and will no longer be subject to the higher distribution and service fees. Such conversion will be on the basis of the relative net asset value of the two Classes without the imposition of any sales load, fee or other charge.

   For purposes of conversion to Class A, shares purchased through the reinvestment of dividends and distributions paid in respect of Class B Shares in a shareholder's Fund account will be considered to be held in a separate subaccount. Each time any

Class B Shares in the shareholder's Fund account (other than those in the subaccount) convert to Class A, an equal pro rata portion of the Class B Share dividends in the subaccount will also convert to Class A Shares.


CLASS C SHARES (GROWTH FUND AND THEME FUND ONLY)

   Class C Shares are purchased without an initial sales charge but are subject to a deferred sales charge if redeemed within one year of purchase. The deferred sales charge may be waived in connection with certain qualifying redemptions. Shares issued in conjunction with the automatic reinvestment of income distributions and capital gain distributions are not subject to any sales charges. Class C Shares are subject to an ongoing distribution and services fee at an aggregate annual rate of up to 1.00% of the Fund's aggregate average daily net assets attributable to Class C Shares. See the Funds' current Prospectus for more information.


CLASS X SHARES (GROWTH FUND ONLY)

   Class X Shares are offered without any sales charges to institutional investors, such as pension and profit sharing plans, other employee benefit trusts, investment advisers, endowments, foundations and corporations, and others who purchase the minimum amounts.


CLASS A SHARES--REDUCED INITIAL SALES CHARGES
   Investors choosing Class A Shares may be entitled to reduced sales charges. The ways in which sales charges may be avoided or reduced are described below.


   QUALIFIED PURCHASERS. If you fall within any one of the following categories, you will not have to pay a sales charge on your purchase of Class A Shares: (1) trustee, director or officer of the Phoenix Funds, the Phoenix-Engemann Funds, Phoenix-Seneca Funds or any other mutual fund advised, subadvised or distributed by the Adviser, Distributor or any of their corporate affiliates (an "Affiliated Phoenix Fund"); (2) any director or officer, or any full-time employee or sales representative (for at least 90 days) of the Adviser or Distributor; (3) registered representatives and employees of securities dealers with whom Distributor has sales agreements; (4) any qualified retirement plan exclusively for persons described above; (5) any officer, director or employee of a corporate affiliate of the Adviser or Distributor; (6) any spouse, child, parent, grandparent, brother or sister of any person named in (1), (2), (3) or
(5) above; (7) employee benefit plans for employees of the Adviser, Distributor and/or their corporate affiliates; (8) any employee or agent who retires from Phoenix Home Life, Distributor and/or their corporate affiliates; (9) any account held in the name of a qualified employee benefit plan, endowment fund or foundation if, on the date of the initial investment, the plan, fund or foundation has assets of $10,000,000 or more or at least 100 eligible employees;
(10) any person with a direct rollover transfer of shares from an established Phoenix Fund or any other Affiliated Phoenix Fund qualified plan; (11) any Phoenix Home Life separate account which funds group annuity contracts offered to qualified employee benefit plans; (12) any state, county, city, department, authority or similar agency prohibited by law from paying a sales charge; (13) any fully matriculated student in any U.S. service academy; (14) any unallocated account held by a third party administrator, registered investment adviser, Fund company, or bank Fund department which exercises discretionary authority and holds the account in a fiduciary, agency, custodial or similar capacity, if in the aggregate such accounts held by such entity equal or exceed $1,000,000; (15) any person who is investing redemption proceeds from investment companies other than the Phoenix Funds or any other Affiliated Phoenix Fund if, in connection with the purchases or redemption of the redeemed shares, the investor paid a prior sales charge provided such investor supplies verification that the redemption occurred within 90 days of the Phoenix Fund purchase and that a sales charge was paid; (16) any deferred compensation plan established for the benefit of any Phoenix Fund or any other Affiliated Phoenix Fund trustee or director; provided that sales to persons listed in (1) through (16) above are made upon the written assurance of the purchaser that the purchase is made for investment purposes and that the shares so acquired will not be resold except to the Fund;
(17) purchasers of Class A Shares bought through investment advisers and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients;
(18) retirement plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for such purchases; (19) 401(k) participants in the Merrill Lynch Daily K Plan (the "Plan") if the Plan has at least $3 million in assets or 500 or more eligible employees; (20) clients of investment advisors or financial planners who buy shares for their own accounts but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of the investors described in (17) through (20) may be charged a fee by the broker, agent or financial intermediary for purchasing shares).

   COMBINATION PURCHASE PRIVILEGE. Your purchase of any class of shares of this or any other Affiliated Phoenix Fund (other than Phoenix Money Market Fund Series Class A Shares), if made at the same time by the same "person," will be added together to determine whether the combined sum entitles you to an immediate reduction in sales charges. A "person" is defined in this and the following sections as (a) any individual, their spouse and minor children purchasing shares for his or their own account (including an IRA account) including his or their own trust; (b) a trustee or other fiduciary purchasing for a single trust, estate or single fiduciary account (even though more than one beneficiary may exist); (c) multiple employer trusts or Section

403(b) plans for the same employer; (d) multiple accounts (up to 200) under a qualified employee benefit plan or administered by a third party administrator; or (e) trust companies, bank trust departments, registered investment advisers, and similar entities placing orders or providing administrative services with respect to funds over which they exercise discretionary investment authority and which are held in a fiduciary, agency, custodial or similar capacity, provided all shares are held of record in the name, or nominee name, of the entity placing the order.

   An "Affiliated Phoenix Fund" means any other mutual fund advised, subadvised or distributed by the Adviser or Distributor or any corporate affiliate of either or both the Adviser and Distributor provided such other mutual fund extends reciprocal privileges to shareholders of the Phoenix Fund.

   LETTER OF INTENT. If you sign a Letter of Intent, your purchase of any class of shares of this or any other Affiliated Phoenix Fund (other than Phoenix Money Market Fund Series Class A Shares), if made by the same person within a 13-month period, will be added together to determine whether you are entitled to an immediate reduction in sales charges. Sales charges are reduced based on the overall amount you indicate that you will buy under the Letter of Intent. The Letter of Intent is a mutually non-binding arrangement between you and the Distributor. Since the Distributor doesn't know whether you will ultimately fulfill the Letter of Intent, shares worth 5% of the amount of each purchase will be set aside until you fulfill the Letter of Intent. When you buy enough shares to fulfill the Letter of Intent, these shares will no longer be restricted. If, on the other hand, you do not satisfy the Letter of Intent, or otherwise wish to sell any restricted shares, you will be given the choice of either buying enough shares to fulfill the Letter of Intent or paying the difference between any sales charge you previously paid and the otherwise applicable sales charge based on the intended aggregate purchases described in the Letter of Intent. You will be given 20 days to make this decision. If you do not exercise either election, the Distributor will automatically redeem the number of your restricted shares needed to make up the deficiency in sales charges received. The Distributor will redeem restricted Class A Shares before Class C or B Shares, respectively. Oldest shares will be redeemed before selling newer shares. Any remaining shares will then be deposited to your account.

   RIGHT OF ACCUMULATION. Your purchase of any class of shares of this or any other Affiliated Phoenix Fund, if made over time by the same person may be added together to determine whether the combined sum entitles you to a prospective reduction in sales charges. You must provide certain account information to the Distributor to exercise this right.

   ASSOCIATIONS. Certain groups or associations may be treated as a "person" and qualify for reduced Class A share sales charges. The group or association must:
(1) have been in existence for at least six months; (2) have a legitimate purpose other than to purchase mutual fund shares at a reduced sales charge; (3) work through an investment dealer; or (4) not be a group whose sole reason for existing is to consist of members who are credit card holders of a particular company, policyholders of an insurance company, customers of a bank or a broker-dealer or clients of an investment adviser.


CLASS B AND C SHARES--WAIVER OF SALES CHARGES
   The CDSC is waived on the redemption (sale) of Class B Shares if the redemption is made (a) within one year of death (i) of the sole shareholder on an individual account, (ii) of a joint tenant where the surviving joint tenant is the deceased's spouse, or (iii) of the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account; (b) within one year of disability, as defined in Code Section 72(m)(7);
(c) as a mandatory distribution upon reaching age 70 1/2 under any retirement plan qualified under Code Sections 401, 408 or 403(b) or resulting from the tax-free return of an excess contribution to an IRA; (d) by 401(k) plans using an approved participant tracking system for participant hardships, death, disability or normal retirement, and loans which are subsequently repaid; (e) from the Merrill Lynch Daily K Plan ("Plan") invested in Class B Shares, in which such shares the Distributor has not paid the dealer the Class B sales commission; (f) based on the exercise of exchange privileges among Class B and C Shares of this or any other Affiliated Phoenix Fund; (g) based on any direct rollover transfer of shares from an established Affiliated Phoenix Fund qualified plan into an Affiliated Phoenix Fund IRA by participants terminating from the qualified plan; and (h) based on the systematic withdrawal program. If, as described in condition (a) above, an account is transferred to an account registered in the name of a deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year of the death. If the Class B Shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC.


CONVERSION FEATURES--CLASS B SHARES
   Class B Shares will automatically convert to Class A Shares of the same Portfolio eight years after they are purchased. Conversion will be on the basis of the then-prevailing net asset value of Class A and B Shares. There is no sales load, fee or other charge for this feature. Class B Shares acquired through dividend or distribution reinvestments will be converted into Class A Shares at the same time that other Class B Shares are converted based on the proportion that the reinvested shares bear to purchased Class B Shares. The conversion feature is subject to the continuing availability of an opinion of counsel or a ruling of the Internal Revenue Service that the assessment of the higher distribution fees and associated costs with respect to Class B Shares does not result in any dividends or distributions constituting "preferential dividends" under the Code, and that the conversion of shares does not constitute a taxable event under federal income tax law. If the conversion feature is suspended, Class B Shares would continue to be subject to the higher distribution fee for an indefinite period. Even if the Fund was unable to obtain such assurances, it might continue to make distributions if doing so would assist in complying with its general practice of distributing sufficient income to reduce or eliminate federal taxes otherwise payable by the Fund.

                            INVESTOR ACCOUNT SERVICES


   The Funds offer accumulation plans, withdrawal plans and reinvestment and exchange privileges. Certain privileges may not be available in connection with all classes. In most cases, changes to account services may be accomplished over the phone. Inquiries regarding policies and procedures relating to shareholder account services should be directed to Shareholder Services at (800) 243-1574. Broker/dealers may impose their own restrictions and limits on accounts held through the broker/dealer. Please consult your broker/dealer for account restrictions and limit information.


EXCHANGES
   Under certain circumstances, shares of any Affiliated Phoenix Fund may be exchanged for shares of the same Class of another Affiliated Phoenix Fund on the basis of the relative net asset values per share at the time of the exchange. Exchanges are subject to the minimum initial investment requirement of the designated Fund or Series, except if made in connection with the Systematic Exchange privilege. Shareholders may exchange shares held in book-entry form for an equivalent number (value) of the same Class of shares of any other Affiliated Phoenix Fund, if currently offered. Exchanges will be based upon each fund's net asset value per share next computed after the close of business, without sales charge. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply. The exchange of shares is treated as a sale and purchase for federal income tax purposes (see also "Dividends, Distributions and Taxes").

   SYSTEMATIC EXCHANGES. If the conditions above have been met, you or your broker may, by telephone or written notice, elect to have shares exchanged for the same Class of shares of another Affiliated Phoenix Fund automatically on a monthly, quarterly, semiannual or annual basis or may cancel this privilege at any time. If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that shares be automatically exchanged at predetermined intervals for shares of the same Class of another Affiliated Phoenix Fund. This requirement does not apply to Phoenix "Self Security" program participants. Systematic exchanges will be executed upon the close of business on the 10th day of each month or the next succeeding business day. Systematic exchange forms are available from the Distributor.

DIVIDEND REINVESTMENT ACROSS ACCOUNTS
   If you maintain an account balance of at least $5,000, or $2,000 for tax qualified retirement benefit plans (calculated on the basis of the net asset value of the shares held in a single account), you may direct that any dividends and distributions paid with respect to shares in that account be automatically reinvested in a single account of one of the other Affiliated Phoenix Funds at net asset value. You should obtain a current prospectus and consider the objectives and policies of each fund carefully before directing dividends and distributions to another fund. Reinvestment election forms and prospectuses are available from Equity Planning. Distributions may also be mailed to a second payee and/or address. Requests for directing distributions to an alternate payee must be made in writing with a signature guarantee of the registered owner(s). To be effective with respect to a particular dividend or distribution, notification of the new distribution option must be received by the Transfer Agent at least three days prior to the record date of such dividend or distribution. If all shares in your account are repurchased or redeemed or transferred between the record date and the payment date of a dividend or distribution, you will receive cash for the dividend or distribution regardless of the distribution option selected.

INVEST-BY-PHONE
   This expedited investment service allows a shareholder to make an investment in an account by requesting a transfer of funds from the balance of their bank account. Once a request is phoned in, Equity Planning will initiate the transaction by wiring a request for monies to the shareholder's commercial bank, savings bank or credit union via Automated Clearing House (ACH). The shareholder's bank, which must be an ACH member, will in turn forward the monies to Equity Planning for credit to the shareholder's account. ACH is a computer based clearing and settlement operation established for the exchange of electronic transactions among participating depository institutions.

   To establish this service, please complete an Invest-by-Phone Application and attach a voided check if applicable. Upon Equity Planning's acceptance of the authorization form (usually within two weeks) shareholders may call toll free
(800) 367-5877 prior to 3:00 p.m. (New York time) to place their purchase request. Instructions as to the account number and amount to be invested must be communicated to Equity Planning. Equity Planning will then contact the shareholder's bank via ACH with appropriate instructions. The purchase is normally credited to the shareholder's account the day following receipt of the verbal instructions. The Fund may delay the mailing of a check for redemption proceeds of Fund shares purchased with a check or via Invest-by-Phone service until the Fund has assured itself that good payment has been collected for the purchase of the shares, which may take up to 15 days. The Fund and Equity Planning reserve the right to modify or terminate the Invest-by-Phone service for any reason or to institute charges for maintaining an Invest-by-Phone account.

SYSTEMATIC WITHDRAWAL PROGRAM
   The Systematic Withdrawal Program allows you to periodically redeem a portion of your account on a predetermined monthly, quarterly, semiannual or annual basis. A sufficient number of full and fractional shares will be redeemed so that the designated payment is made on or about the 20th day of the month. Shares are tendered for redemption by the Transfer Agent, as agent for the shareowner, on or about the 15th of the month at the closing net asset value on the date of redemption. The Systematic Withdrawal Program also provides for redemptions to be tendered on or about the 10th, 15th or 25th of the month with proceeds to be directed through Automated Clearing House (ACH) to your bank account. In addition to the limitations stated below, withdrawals may not be less than $25 and minimum account balance requirements shall continue to apply.


   Shareholders participating in the Systematic Withdrawal Program must own shares of a Fund worth $5,000 or more, as determined by the then current net asset value per share, and elect to have all dividends reinvested. Participants in the Program redeeming Class C Shares will be subject to any applicable contingent deferred sales charge. The purchase of shares while participating in the withdrawal program will ordinarily be disadvantageous to the Class A Shares investor since a sales charge will be paid by the investor on the purchase of Class A Shares at the same time as other shares are being redeemed. For this reason, investors in Class A Shares may not participate in an automatic investment program while participating in the Systematic Withdrawal Program.


   Through the Program, Class B shareholders may withdraw up to 1% of their aggregate net investments (purchases, at initial value, to date net of non-Program redemptions) each month or up to 3% of their aggregate net investments each quarter without incurring otherwise applicable contingent deferred sales charges. Class B shareholders redeeming more shares than the percentage permitted by the withdrawal program will be subject to any applicable contingent deferred sales charge on all shares redeemed. Accordingly, the purchase of Class B Shares will generally not be suitable for an investor who anticipates withdrawing sums in excess of the above limits shortly after purchase.

                              HOW TO REDEEM SHARES

   Under the 1940 Act, payment for shares redeemed must ordinarily be made within seven days after tender. The right to redeem shares may be suspended and payment therefor postponed during periods when the New York Stock Exchange is closed, other than customary weekend and holiday closings, or if permitted by rules of the Securities and Exchange Commission, during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the Trust to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the Securities and Exchange Commission for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, which may take up to 15 days or more after receipt of the check. See the Funds' current Prospectus for further information.

   The Trust has authorized one or more brokers to accept on its behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Trust's behalf. The Trust will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Customer orders will be priced at the Funds' net asset values next computed after they are accepted by an authorized broker or the broker's authorized designee.

   Redemptions by Class B and Class C shareholders will be subject to the applicable deferred sales charge, if any.

REDEMPTION OF SMALL ACCOUNTS
   Each shareholder account in the Funds which has been in existence for at least one year and has a value of less than $200 may be redeemed upon the giving of not less than 30 days written notice to the shareholder mailed to the address of record. During the 60 day period the shareholder has the right to add to the account to bring its value to $200 or more. See the Funds' current Prospectus for more information.

BY MAIL
   Shareholders may redeem shares by making written request, executed in the full name of the account, directly to Phoenix Funds c/o State Street Bank and Trust Company, P.O. Box 8301, Boston, MA 02266-8301. However, when certificates for shares are in the possession of the shareholder, they must be mailed or presented, duly endorsed in the full name of the account, with a written request to Equity Planning that the Trust redeem the shares. See the Funds' current Prospectus for more information.

TELEPHONE REDEMPTIONS
   Shareholders who do not have certificated shares may redeem up to $50,000 worth of their shares by telephone. See the Funds' current Prospectus for additional information.

REDEMPTION IN KIND
   To the extent consistent with state and federal law, the Fund may make payment of the redemption price either in cash or in kind. However, the Fund has elected to pay in cash all requests for redemption by any shareholder of record, limited in respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the Investment Company Act of 1940 and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits the withdrawal thereof. In case of a redemption in kind, securities delivered in payment for shares would be readily marketable and valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when he sold the securities.

ACCOUNT REINSTATEMENT PRIVILEGE
   Shareholders who may have overlooked features of their investment at the time they redeemed have a privilege of reinvestment of their investment at net asset value. See the Funds' current Prospectus for more information and conditions attached to this privilege.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

   Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to elect to be treated as a regulated investment company ("RIC") and qualify annually as such under certain provisions of the Internal Revenue Code (the "Code"). Under such provisions, each Fund will not be subject to federal income tax on such part of its ordinary income and net realized capital gains which it distributes to shareholders provided it meets certain distribution requirements. To qualify for treatment as a regulated investment company, each Fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest and gains from the sale or other disposition of securities. If in any taxable year a Fund does not qualify as a regulated investment company, all of its taxable income will be taxed to the Fund at corporate rates.

   The Code imposes a 4% nondeductible excise tax on a regulated investment company if it does not distribute to its shareholders during the calendar year an amount equal to 98% of the Fund's net ordinary income, with certain adjustments, for such calendar year, plus 98% of the Fund's net capital gains for the 12-month period ending on October 31 of such calendar year. In addition, an amount equal to any undistributed investment company taxable income or capital gain net income from the previous calendar year must also be distributed to avoid the excise tax. The excise tax is imposed on the amount by which the regulated investment company does not meet the foregoing distribution requirements. If a Fund has taxable income that would be subject to the excise tax, the Fund intends to distribute such income so as to avoid payment of the excise tax.

   Under another provision of the Code, any dividend declared by the Funds to shareholders of record in October, November and December of any year will be deemed to have been received by, and will be taxable to shareholders as of December 31 of such year, provided that the dividend is actually paid by a Fund before February 1 of the following year.

   The Funds' policy is to distribute to its shareholders all or substantially all investment company taxable income as defined in the Code and any net realized capital gains for each year and consistent therewith to meet the distribution requirements of Part I of subchapter M of the Code. Each Fund intends to meet the other requirements of Part I of subchapter M, including the requirements with respect to diversification of assets and sources of income, so that each Fund will pay no taxes on net investment income and net realized capital gains distributed to shareholders.

   Under certain circumstances, the sales charge incurred in acquiring shares of a Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of a Fund are disposed of within 90 days after the date on which they were acquired and new shares of a regulated investment company are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss realized on the disposition will be determined by excluding from the tax basis of the shares disposed of all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of the shareholder having incurred a sales charge initially. The portion of the sales charge affected by this rule will be treated as a sales charge paid for the new shares.

   Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value of a share below a shareholder's cost for the shares, such a distribution nevertheless generally would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time may include the amount of the forthcoming distribution, but the distribution generally would be taxable to them.

   Transactions in options on stock indices are subject to the Code rules of section 1256. Pursuant to these rules, such options, whether sold by a Fund during a taxable year or held by a Fund at the close of its taxable year, will be treated as if sold for their market value, with 40% of any resulting gain or loss treated as short-term and 60% long-term.

   A high portfolio turnover rate may result in the realization of larger amounts of short-term gains, which are taxable to shareholders as ordinary income.

IMPORTANT NOTICE REGARDING TAXPAYER IRS CERTIFICATION
   Pursuant to IRS Regulations, the Funds may be required to withhold 31% of all reportable payments including any taxable dividends, capital gains distributions or share redemption proceeds, for an account which does not have a taxpayer identification number or social security number and certain required certifications. The Funds reserve the right to refuse to open an account for any person failing to provide a taxpayer identification number along with the required certifications.

   Each Fund will furnish its shareholders, within 31 days after the end of the calendar year, with information which is required by the Internal Revenue Service for preparing income tax returns.

   Investors are urged to consult their attorney or tax adviser regarding specific questions as to federal, foreign, state or local taxes.

                         TAX SHELTERED RETIREMENT PLANS

   Shares of the Fund are offered in connection with the following qualified prototype retirement plans: IRA, Rollover IRA, SEP-IRA, SIMPLE IRA, Roth IRA, 401(k), Profit-Sharing, Money Purchase Pension Plans and 403(b) Retirement Plans. Write or call Equity Planning (800) 243-4361 for further information about the plans.

MERRILL LYNCH DAILY K PLAN
   Class A Shares of a Fund are made available to Merrill Lynch Daily K Plan (the "Plan") participants at NAV without an initial sales charge if:

   (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets invested in broker/dealer funds not advised or managed by Merrill Lynch Asset Management L.P. ("MLAM") that are made available pursuant to a Service Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments");

   (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has $3 million or more in assets, excluding money market funds, invested in Applicable Investments; or

   (iii) the Plan has 500 or more eligible employees, as determined by a Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

   Alternatively, Class B Shares of a Fund are made available to Plan participants at NAV without a CDSC if the Plan conforms with the requirements for eligibility set forth in (i) through (iii) above but either does not meet the $3 million asset threshold or does not have 500 or more eligible employees.

   Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeper under a contract with Merrill Lynch that are currently investing in Class B Shares of a Fund convert to Class A Shares once the Plan has reached
$5 million invested in Applicable Investments, or after the normal holding period of seven years from the initial date of purchase.

                                 THE DISTRIBUTOR

   Phoenix Equity Planning Corporation (the "Equity Planning" or "Distributor"), an indirect, less than wholly-owned subsidiary of Phoenix Home Life and an affiliate of PIC, serves as Distributor for the Funds. The address of the Distributor is 100 Bright Meadow Blvd., P.O. Box 2200, Enfield, Connecticut 06083-2200. The Distributor conducts a continuous offering pursuant to a "best efforts" arrangement requiring the Distributor to take and pay for only such securities as may be sold to the public. During the fiscal years 1997, 1998 and 1999, purchasers of Fund shares paid aggregate sales charges of $4,241,930, $2,025,485 and $1,723,056, respectively, of which the Distributor for the Funds received net commissions of $736,095, $1,058,952 and $1,279,374, respectively, for its services, the balance being paid to dealers. For the fiscal year ended April 30, 1999, the Distributor received net commissions of $55,140 for Class A Shares and deferred sales charges of $1,224,234 for Class B and Class C Shares.

   The Underwriting Agreement may be terminated at any time on not more than 60 days written notice, without payment of a penalty, by the Distributor, by vote of a majority of the outstanding voting securities of the Trust, or by vote of a majority of the Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plans or in any related agreements. The Underwriting Agreement will terminate automatically in the event of its assignment.

DEALER CONCESSIONS
   Dealers with whom the Distributor has entered into sales agreements receive a discount or commission as described below.

           AMOUNT OF
          TRANSACTION           SALES CHARGE AS A PERCENTAGE   SALES CHARGE AS A PERCENTAGE         DEALER DISCOUNT
       AT OFFERING PRICE              OF OFFERING PRICE             OF AMOUNT INVESTED        PERCENTAGE OF OFFERING PRICE
----------------------------------------------------------------------------------------------------------------------------

Under $50,000                                5.75%                         6.10%                          5.25%
$50,000 but under $100,000                   4.75                          4.99                           4.25
$100,000 but under $250,000                  3.75                          3.90                           3.25
$250,000 but under $500,000                  2.75                          2.83                           2.25
$500,000 but under $1,000,000                2.00                          2.04                           1.75
$1,000,000 or more                           None                           None                           None


   In addition to the dealer discount on purchases of Class A Shares, the Distributor intends to pay investment dealers a sales commission of 4% of the sale price of Class B Shares and a sales commission of 1% of the sale price of Class C Shares sold by such dealers. This sales commission will not be paid to dealers for sales of Class B or Class C Shares purchased by 401(k) participants of the Merrill Lynch Daily K Plan (the "Plan") due to waiver of the CDSC for these Plan participants' purchases. Your broker, dealer or investment adviser may also charge you additional commissions or fees for their services in selling shares to you provided they notify the Distributor of their intention to do so.

   Dealers and other entities who enter into special arrangements with the Distributor may receive compensation for the sale and promotion of shares of the Fund and/or for providing other shareholder services. Such fees are in addition to the sales commissions referenced above and may be based upon the amount of sales of fund shares by a dealer; the provision of assistance in marketing of fund shares; access to sales personnel and information dissemination services; provision of recordkeeping and administrative services to qualified employee benefit plans; and other criteria as established by the Distributor. Depending on the nature of the services, these fees may be paid either from the Fund through distribution fees, service fees or transfer agent fees or in some cases, the Distributor may pay certain fees from its own profits and resources. From its own profits and resources, the Distributor does intend to: (a) sponsor training and educational meetings and provide additional compensation to qualifying dealers in the form of trips, merchandise or expense reimbursements;
(b) from time to time, pay special incentive and retention fees to qualified wholesalers, registered financial institutions and third party marketers; (c) pay broker/dealers an amount equal to 1% of the first $3 million of Class A Share purchases by an account held in the name of a qualified employee benefit plan with at least 100 eligible employees, 0.50% on the next $3 million, plus 0.25% on the amount in excess of $6 million; and (d) excluding purchases as described in (c) above, pay broker/dealers an amount equal to 1% of the amount of Class A Shares sold above $1 million but under $3 million, 0.50% on the next $3 million, plus 0.25% on the amount in excess of $6 million. If part or all of such investment, including investments by qualified employee benefit plans, is subsequently redeemed within one year of the investment date, the broker/dealer will refund to the Distributor such amounts paid with respect to the investment. In addition, the Distributor may pay the entire applicable sales charge on purchases of Class A Shares to selected dealers and agents. From its own profits and resources, the Distributor intends to pay the following additional compensation to Merrill Lynch, Pierce, Fenner & Smith, Inc.: 0.25% on sales of Class A and B shares, 0.10% on sales of Class C shares, 0.10% on sales of Class A shares sold at net asset value, and 0.10% annually on the average daily net asset value of fund shares on which Merrill Lynch is broker of record and which such shares exceed the amount of assets on which Merrill Lynch is broker of record as of July 1, 1999. Any dealer who receives more than 90% of a sales charge may be deemed to be an "underwriter" under the Securities Act of 1933. Equity Planning reserves the right to discontinue or alter such fee payment plans at any time.

ADMINISTRATIVE SERVICES
   Equity Planning also acts as administrative agent of the Trust and as such performs administrative, bookkeeping and pricing functions for the Funds. For services as financial agent, Equity Planning will be paid a fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc., as subagent, to the financial agent, plus (2) the documented cost of the financial agent to provide financial reporting and tax services and oversight of the subagent's performance. The current fee schedule of PFPC, Inc. is based upon the average of the aggregate daily net asset values of each Fund, at the following incremental annual rates:

               First $200 million                                        .085%
               $200 million to $400 million                              .05%
               $400 million to $600 million                              .03%
               $600 million to $800 million                              .02%
               $800 million to $1 billion                                .015%
               Greater than $1 billion                                   .0125%

   Percentage rates are applied to the aggregate daily net asset values of the Funds. PFPC, Inc. also charges minimum fees and additional fees for each additional class of fund shares. Equity Planning retains PFPC, Inc. as subagent for each of the funds for which Equity Planning serves as financial agent. PFPC, Inc. agreed to a modified fee structure and waived certain charges. Because PFPC, Inc.'s arrangement would have favored smaller funds over larger funds, Equity Planning reallocates PFPC, Inc.'s overall asset-based charges among all funds for which it serves as financial agent on the basis of the relative net assets of each fund. As a result, the PFPC, Inc. charges to the Funds are expected to be slightly less than the amount that would be found through direct application of the table illustrated above. For its services during the Trust's fiscal year ended April 30, 1999, Equity Planning received $523,541.

                               DISTRIBUTION PLANS


   The Trust has adopted separate amended and restated distribution plans under Rule 12b-1 of the 1940 Act for each Class of Shares of each Fund (except Class X Shares) of the Trust (the "Class A Plan," the "Class B Plan," the "Class C Plan," and collectively the "Plans"). The Plans permit the Trust to reimburse the Distributor for expenses incurred in connection with activities intended to promote the sale of shares of each Class of Shares of the Trust and to pay the Distributor for providing shareholder services.


   Pursuant to the Plans, the Funds will pay the Distributor 0.25% annually of the average daily net assets of the Funds for furnishing services to shareholders (the "Service Fee") and will reimburse the Distributor for actual expenses of the Distributor up to 0.75% of the average daily net assets of the Funds' Class B Shares and Class C Shares, respectively. Expenditures under the Plans shall consist of: (i) commissions to sales personnel for selling shares of the Funds (including underwriting fees and financing expenses incurred in connection with the payment of commissions); (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions which have entered into agreements with the Distributor in the form of the Dealer Agreement for Phoenix Funds for services rendered in connection with the sale and distribution of shares of the Funds; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Funds; (v) the costs of preparing and distributing promotional materials; (vi) the cost of printing the Funds' Prospectus and Statement of Additional Information for distribution to potential investors; and (vii) such other similar services that the Trustees determine are reasonably calculated to result in the sale of shares of the Funds.

   From the Service Fee the Distributor expects to pay a quarterly fee to qualifying broker/dealer firms, as compensation for providing personal services and/or the maintenance of shareholder accounts, with respect to shares sold by such firms. This fee will not exceed on an annual basis 0.25% of the average annual net asset value of such shares, and will be in addition to sales charges on Fund shares which are reallowed to such firms. To the extent that the entire amount of the Service Fee is not paid to such firms, the balance will serve as compensation for personal and account maintenance services furnished by the Distributor. The Distributor also pays to dealers as additional compensation with respect to Class C Shares, 0.75% of the average annual net asset value of that class.

   From its own resources or pursuant to the Plan, and subject to the dealers' prior approval, the Distributor may provide additional compensation to registered representatives of dealers in the form of travel expenses, meals, and lodging associated with training and educational meetings sponsored by the Distributor. The Distributor may also provide gifts amounting in value to less than $100, and occasional meals or entertainment, to registered representatives of dealers. Any such travel expenses, meals, lodging, gifts or entertainment paid will not be preconditioned upon the registered representatives' or dealers' achievement of a sales target. The Distributor may, from time to time, reallow the entire portion of the sales charge on Class A shares which it normally retains to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.

   In order to receive payments under the Plans, participants must meet such qualifications to be established in the sole discretion of the Distributor, such as services to the Funds' shareholders; or services providing the Funds with more efficient methods of offering shares to coherent groups of clients, members or prospects of a participant; or services permitting bulking of purchases or sales, or transmission of such purchases or sales by computerized tape or other electronic equipment; or other processing.

   The fee received by the Distributor under the early years of the Plans is not likely to reimburse the Distributor for the total distribution expenses it will actually incur as a result of the Funds having fewer assets and the Distributor incurring greater promotional expenses during the start-up phase. No amounts paid or payable by the Funds under the Plan for Class A Shares may be used to pay for, or reimburse payment for, sales or promotional services or activities unless such payment or reimbursement takes place prior to the earliest of (a) the last day of the one-year period commencing on the last day of the calendar quarter during which the specific service or activity was performed, or (b) the last day of the one-year period commencing on the last day of the calendar quarter during which payment for the services or activity was made by a third party on behalf of the Funds. The other Plans, however, do not limit the reimbursement of distribution related expenses to expenses incurred in specified time periods. If the Plans are terminated in accordance with their terms, the obligations of the Funds to make payments to the Distributor pursuant to the Plans will cease and the Funds will not be required to make any payments past the date on which each Plan terminates.

   On a quarterly basis, the Trustees review a report on expenditures under the Plans and the purposes for which expenditures were made. The Trustees conduct an additional, more extensive review annually in determining whether the Plans will be continued. By its terms, continuation of the Plans from year to year is contingent on annual approval by a majority of the Trustees and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or any related agreements (the "Plan Trustees"). The Plans provide that they may not be amended to increase materially the costs which the Funds may bear pursuant to the Plans without approval of the shareholders of the Funds and that other material amendments to the Plans must be approved by a majority of the Plan Trustees by vote cast in person at a meeting called for the purpose of considering such amendments. The Plans further provide that while they are in effect, the selection and nomination of Trustees who are not "interested persons" shall be committed to the discretion of the Trustees who are not "interested persons." The Plans may be terminated at any time by vote of a majority of the Plan Trustees or a majority of the outstanding shares of the relevant Class of the Trust.


   For the fiscal year ended April 30, 1999, the Funds paid Rule 12b-1 Fees in the amount of $2,812,308, of which the principal underwriter received $1,607,602, W.S. Griffith & Co., Inc., an affiliate, received $121,999 and unaffiliated broker-dealers received $1,082,707. 12b-1 Fees paid by the Funds during last fiscal year were spent on: (1) advertising, $387,276; (2) printing and mailing of prospectuses to other than current shareholders, $14,070; (3) compensation to dealers, $1,705,506; (4) compensation to sales personnel, $932,692; (5) service costs, $143,929 and (6) other, $160,291. The Distributor's expenses from selling and servicing Class B Shares may be more than the payments received from contingent deferred sales charges collected on redeemed shares and from the Fund under the Class B Plan. Those expenses may be carried over and paid in future years. At April 30, 1999, the end of the last Plan year, Distributor had incurred unreimbursed expenses under the Class B Plan of $3,830,970 (equal to 0.63% of the Fund's net assets) which have been carried over into the present Class B Plan year.


   No interested person of the Fund and no Director who is not an interested person of the Fund, as that term is defined in the Investment Company Act of 1940, had any direct or indirect financial interest in the operation of the Plans.

   The National Association of Securities Dealers, Inc. (the "NASD") regards certain distribution fees as asset-based sales charges subject to NASD sales load limits. The NASD's maximum sales charge rule may require the Trustees to suspend distribution fees or amend the Plans.

                             MANAGEMENT OF THE TRUST

   The Trust is an open-end management investment company known as a mutual fund. The Trustees of the Trust ("Trustees") are responsible for the overall supervision of the Trust and perform duties imposed on Trustees by the Investment Company Act and Massachusetts business trust law.

TRUSTEES AND OFFICERS
   The Trustees and Officers of the Trust and their business affiliations for the past five years are set forth below and, unless otherwise noted, the address of each executive officer and Trustee is 56 Prospect Street, Hartford, Connecticut, 06115-0480.



                                     POSITIONS HELD                                 PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE                WITH THE TRUST                                DURING THE PAST 5 YEARS
---------------------                --------------                                -----------------------
Robert Chesek (65)                   Trustee                Trustee/Director (1981-present) and Chairman (1989-1994), Phoenix
49 Old Post Road                                            Funds. Trustee, Phoenix-Aberdeen Series Fund, Phoenix Duff & Phelps
Wethersfield, CT 06109                                      Institutional Mutual Funds (1996-present) and Phoenix-Seneca Funds
                                                            (2000-present).


                                     POSITIONS HELD                                 PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE                WITH THE TRUST                                DURING THE PAST 5 YEARS
---------------------                --------------                                -----------------------
E. Virgil Conway (70)                Trustee                Chairman, Metropolitan Transportation Authority (1992-present).
9 Rittenhouse Road                                          Trustee/Director, Consolidated Edison Company of New York, Inc.
Bronxville, NY 10708                                        (1970-present), Pace University (1978-present), Atlantic Mutual
                                                            Insurance Company (1974-present), HRE Properties (1989-present),
                                                            Greater New York Councils, Boy Scouts of America (1985-present),
                                                            Union Pacific Corp. (1978-present), Blackrock Freddie Mac Mortgage
                                                            Securities Fund (Advisory Director) (1990-present), Centennial
                                                            Insurance Company (1974-present), Josiah Macy, Jr., Foundation
                                                            (1975-present), The Harlem Youth Development Foundation
                                                            (1987-present) (Chairman, 1998-present), Accuhealth (1994-present),
                                                            Trism, Inc. (1994-present), Realty Foundation of New York
                                                            (1972-present), New York Housing Partnership Development Corp.
                                                            (Chairman) (1981-present) and Academy of Political Science (Vice
                                                            Chairman) (1985-present). Director/Trustee, Phoenix Funds
                                                            (1993-present). Trustee, Phoenix-Aberdeen Series Fund, Phoenix Duff &
                                                            Phelps Institutional Mutual Funds (1996-present) and Phoenix-Seneca
                                                            Funds (2000-present). Director, Duff & Phelps Utilities Tax-Free
                                                            Income Inc. and Duff & Phelps Utility and Corporate Bond Trust Inc.
                                                            (1995-present). Member, Audit Committee of the City of New York
                                                            (1981-1996). Advisory Director, Blackrock Fannie Mae Mortgage
                                                            Securities Fund (1989-1996) and Fund Directions (1993-1998).
                                                            Chairman, Financial Accounting Standards Advisory Council
                                                            (1992-1995).

Harry Dalzell-Payne (70)             Trustee                Director/Trustee, Phoenix Funds (1983-present). Trustee,
330 East 39th Street                                        Phoenix-Aberdeen Series Fund, Phoenix Duff & Phelps Institutional
Apartment 29G                                               Mutual Funds (1996-present) and Phoenix-Seneca Funds (1999-present).
New York, NY 10022                                          Director, Duff & Phelps Utilities Tax-Free Income Inc. and Duff &
                                                            Phelps Utility and Corporate Bond Trust Inc. (1995-present).
                                                            Director, Farragut Mortgage Co., Inc. (1991-1994). Formerly a Major
                                                            General of the British Army.

*Francis E. Jeffries (69)            Trustee                Director/Trustee, Phoenix Funds (1995-present). Trustee,
 8477 Bay Colony Dr.                                        Phoenix-Aberdeen Series Inc., Phoenix Duff & Phelps Institutional
 #902                                                       Mutual Funds (1996-present) and Phoenix-Seneca Funds (2000-present).
 Naples, FL 34108                                           Director, Duff & Phelps Utilities Income Inc. (1987-present), Duff &
                                                            Phelps Utilities Tax-Free Income Inc. (1991-present) and Duff &
                                                            Phelps Utility and Corporate Bond Trust Inc. (1993-present).
                                                            Director, The Empire District Electric Company (1984-present).
                                                            Director (1989-1997), Chairman of the Board (1993-1997), President
                                                            (1989-1993), and Chief Executive Officer (1989-1995), Phoenix
                                                            Investment Partners, Ltd.

Leroy Keith, Jr. (61)                Trustee                Chairman (1995-present) and Chief Executive Officer (1995-1999),
Chairman                                                    Carson Products Company. Director/Trustee, Phoenix Funds
Carson Products Company                                     (1980-present). Trustee, Phoenix-Aberdeen Series Fund, Phoenix Duff &
64 Ross Road                                                Phelps Institutional Mutual Funds (1996-present) and Phoenix-Seneca
Savannah, GA 30750                                          Funds (2000-present). Director, Equifax Corp. (1991-present) and
                                                            Evergreen International Fund, Inc. (1989-present). Trustee, Evergreen
                                                            Liquid Trust, Evergreen Tax Exempt Trust, Evergreen Tax Free Fund,
                                                            Master Reserves Tax Free Trust, and Master Reserves Trust.



                                     POSITIONS HELD                                 PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE                WITH THE TRUST                                DURING THE PAST 5 YEARS
---------------------                --------------                                -----------------------
*Philip R. McLoughlin (53)           Trustee and President  Chairman (1997-present), Director (1995-present), Vice Chairman
                                                            (1995-1997) and Chief Executive Officer (1995-present), Phoenix
                                                            Investment Partners, Ltd. Director (1994-present) and Executive Vice
                                                            President, Investments (1988-present), Phoenix Home Life Mutual
                                                            Insurance Company. Director/Trustee and President, Phoenix Funds
                                                            (1989-present). Trustee and President, Phoenix-Aberdeen Series Fund
                                                            and Phoenix Duff & Phelps Institutional Mutual Funds (1996-present).
                                                            Director, Duff & Phelps Utilities Tax-Free Income Inc. (1995-present)
                                                            and Duff & Phelps Utility and Corporate Bond Trust Inc.
                                                            (1995-present). Trustee, Phoenix-Seneca Funds (1999-present),
                                                            Director (1983-present) and Chairman (1995-present), Phoenix
                                                            Investment Counsel, Inc. Director (1984-present) and President
                                                            (1990-present), Phoenix Equity Planning Corporation. Chairman and
                                                            Chief Executive Officer, Phoenix/Zweig Advisers LLC (1999-present).
                                                            Director, PXRE Corporation (Delaware) (1985-present) and World Trust
                                                            Fund (1991-present). Director and Executive Vice President, Phoenix
                                                            Life and Annuity Company (1996-present). Director and Executive Vice
                                                            President, PHL Variable Insurance Company (1995-present). Director,
                                                            Phoenix Charter Oak Trust Company (1996-present). Director and Vice
                                                            President, PM Holdings, Inc. (1985-present). Director and President,
                                                            Phoenix Securities Group, Inc. (1993-1995). Director (1992-present)
                                                            and President (1992-1994), W.S. Griffith & Co., Inc. Director,
                                                            Townsend Financial Advisers, Inc. (1992-present), Director, PHL
                                                            Associates, Inc. (1995-present).

Everett L. Morris (71)               Trustee                Vice President, W.H. Reaves and Company (1993-present). Director/
164 Laird Road                                              Trustee, Phoenix Funds (1995-present). Trustee, Phoenix-Aberdeen
Colts Neck, N.J. 07722                                      Series Fund, Phoenix Duff & Phelps Institutional Mutual Funds
                                                            (1996-present) and Phoenix-Seneca Funds (2000-present). Director,
                                                            Duff & Phelps Utilities Tax-Free Income Inc. (1991-present) and Duff
                                                            & Phelps Utility and Corporate Bond Trust Inc. (1993-present).

*James M. Oates (54)                 Trustee                Chairman, IBEX Capital Markets, Inc. (formerly, IBEX Capital Markets
 Managing Director                                          LLC) (1997-present). Managing Director, Wydown Group (1994-present).
 The Wydown Group                                           Director, Phoenix Investment Partners, Ltd. (1995-present).
 IBEX Capital Markets, Inc.                                 Director/Trustee, Phoenix Funds (1987-present). Trustee,
 60 State Street                                            Phoenix-Aberdeen Series Fund, Phoenix Duff & Phelps Institutional
 Suite 950                                                  Mutual Funds (1996-present) and Phoenix-Seneca Funds (2000-present).
 Boston, MA 02109                                           Director, AIB Govett Funds (1991-present),  Investors Financial
                                                            Service Corporation (1995-present), Investors Bank & Trust
                                                            Corporation (1995-present), Plymouth Rubber Co. (1995-present),
                                                            Stifel Financial (1996-present), Command Systems, Inc.
                                                            (1998-present), Connecticut River Bancorp (1998-present) and
                                                            Endowment for Health (1999-present). Vice Chairman, Massachusetts
                                                            Housing-Partnership (1998-2000). Director, Blue Cross and Blue Shield
                                                            of New Hampshire (1994-1999).

*Calvin J. Pedersen (58)             Trustee                Director (1986-present), President (1993-2000) and Executive Vice
 Phoenix Investment                                         President (1992-1993), Phoenix Investment Partners, Ltd. Director/
 Partners, Ltd.                                             Trustee, Phoenix Funds (1995-present). Trustee, Phoenix-Aberdeen
 55 East Monroe Street                                      Series Fund and Phoenix Duff & Phelps Institutional Mutual Funds
 Suite 3600                                                 (1996-present). President and Chief Executive Officer, Duff & Phelps
 Chicago, IL 60603                                          Utilities Tax-Free Income Inc. (1995-present), Duff & Phelps
                                                            Utilities Income Inc. (1994-present) and Duff & Phelps Utility and
                                                            Corporate Bond Trust Inc. (1995-present).



                                     POSITIONS HELD                                 PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE                WITH THE TRUST                                DURING THE PAST 5 YEARS
---------------------                --------------                                -----------------------
Herbert Roth, Jr. (71)               Trustee                Director/Trustee, Phoenix Funds (1980-present). Trustee,
134 Lake Street                                             Phoenix-Aberdeen Series Fund, Phoenix Duff & Phelps Institutional
P.O. Box 909                                                Mutual Funds (1996-present) and Phoenix-Seneca Funds (2000-present).
Sherborn, MA 01770                                          Director, Boston Edison Company (1978-present), Landauer, Inc.
                                                            (medical services) (1970-present), Tech Ops./ Sevcon, Inc.
                                                            (electronic controllers) (1987-present), and Mark IV Industries
                                                            (diversified manufacturer) (1985-present). Member, Directors Advisory
                                                            Council, Phoenix Home Life Mutual Insurance Company (1998-present).
                                                            Director, Phoenix Home Life Mutual Insurance Company (1972-1998).

Richard E. Segerson (54)             Trustee                Managing Director, Northway Management Company (1998-present).
102 Valley Road                                             Director/Trustee, Phoenix Funds (1993-present). Trustee,
New Canaan, CT 06840                                        Phoenix-Aberdeen Series Fund, Phoenix Duff & Phelps Institutional
                                                            Mutual Funds (1996-present) and Phoenix-Seneca Funds (2000-present).
                                                            Managing Director, Mullin Associates (1993-1998).

Lowell P. Weicker, Jr. (68)          Trustee                Trustee/Director, Phoenix Funds (1995-present). Trustee,
731 Lake Avenue                                             Phoenix-Aberdeen Series Fund, Phoenix Duff & Phelps Institutional
Greenwich, CT 06830                                         Mutual Funds (1996-present) and Phoenix-Seneca Funds (2000-present).
                                                            Director, UST Inc. (1995-present), HPSC Inc. (1995-present), and
                                                            Compuware (1996-present) and Burroughs Wellcome Fund (1996-present).
                                                            Visiting Professor, University of Virginia (1997-present). Director,
                                                            Duty Free International, Inc. (1997). Chairman, Dresing, Lierman,
                                                            Weicker (1995-1996). Governor of the State of Connecticut (1991-1995).

Michael E. Haylon (42)               Executive              Director and Executive Vice President--Investments, Phoenix Investment
                                     Vice                   Partners, Ltd. (1995-present). Executive Vice President, Phoenix
                                     President              Funds (1993-present) and Phoenix-Aberdeen Series Fund (1996-present).
                                                            Executive Vice President (1997-present), Vice President (1996-1997),
                                                            Phoenix Duff & Phelps Institutional Mutual Funds. Director
                                                            (1994-present), President (1995-present), Executive Vice President
                                                            (1994-1995), Vice President (1991-1994), Phoenix Investment Counsel,
                                                            Inc. Director, Phoenix Equity Planning Corporation (1995-present).
                                                            Senior Vice President, Securities Investments, Phoenix Home Life
                                                            Mutual Insurance Company (1993-1995). Various other positions with
                                                            Phoenix Home Life Mutual Insurance Company (1990-1993).

John F. Sharry (47)                  Executive              President, Retail Division (1999-present), Executive Vice President,
                                     Vice                   Retail Division (1997-1999), Phoenix Investment Partners, Ltd.
                                     President              Executive Vice President, Phoenix Strategic Allocation Fund, Inc.
                                                            (1998-present). Managing Director, Retail Distribution
                                                            (1995-present). Executive Vice President, Phoenix Funds
                                                            (1998-present) and Phoenix-Aberdeen Series Fund (1998-present).
                                                            Managing Director, Director and National Sales Manager, Putnam Mutual
                                                            Funds (1992-1995).

J. Roger Engemann (59)               Senior Vice President  President and Director, Roger Engemann & Associates, Inc.
600 Rosemead Blvd.                                          (1969-present). President and Director, Pasadena Capital Corporation
Pasadena, CA 91107-2138                                     (1988-present). Chairman, President and Trustee, Phoenix-Engemann
                                                            Funds (1986-present). President and Director, Roger Engemann
                                                            Management Co., Inc. (1985-present). Managing Director, Equities,
                                                            Phoenix Investment Counsel, Inc. (1998-present). Senior Vice
                                                            President, The Phoenix Edge Series Fund and Phoenix Series Fund
                                                            (1998-present).



                                     POSITIONS HELD                                 PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE                WITH THE TRUST                                DURING THE PAST 5 YEARS
---------------------                --------------                                -----------------------
Gail P. Seneca (47)                  Senior Vice            Managing Director, Equities, Phoenix Investment Counsel, Inc.
909 Montgomery St.                   President              (1998-present). President and Trustee (1996-present), Phoenix-Seneca
San Francisco, CA 94133                                     Funds. President, Chief Executive and Investment Officer, Seneca
                                                            Capital Management LLC (1996-present). Chief Investment Officer and managing general partner (1989-present), GMG/Seneca Capital Management,
                                                            L.P. Senior Vice President, The Phoenix Edge Series Fund (1998-present),
                                                            Phoenix Multi-Portfolio Fund (1998-present) and Phoenix Duff & Phelps
                                                            Institutional Mutual Funds (1999-present).

Robert S. Dreissen (52)              Vice President and     Vice President and Compliance Officer, Phoenix Investment Partners,
                                     Assistant Secretary    Ltd. (1999-present) and Phoenix Investment Counsel, Inc.
                                                            (1999-present). Vice President, Phoenix Funds, Phoenix-Aberdeen
                                                            Series Fund and Phoenix Duff & Phelps Institutional Mutual Funds
                                                            (1999-present). Compliance Officer (2000-present) and Associate
                                                            Compliance Officer (1999), PXP Securities Corporation. Vice
                                                            President, Risk Management Liaison, Bank of America (1996-1999). Vice
                                                            President, Securities Compliance, The Prudential Insurance Company of
                                                            America (1993-1996). Branch Chief/Financial Analyst, Securities and
                                                            Exchange Commission, Division of Investment Management (1972-1993).

Ronald K. Jacks (35)                 Vice President         Managing Director, Equities, Phoenix Investment Counsel, Inc.
909 Montgomery St.                                          (1998-present). Secretary (1996-present) and Trustee (1996-1997),
San Francisco, CA 94133                                     Phoenix-Seneca Funds. Portfolio Manager, Seneca Capital Management
                                                            LLC (1996-present). Portfolio Manager, GMG/Seneca Capital Management,
                                                            L.P. (1990-present). Vice President, The Phoenix Edge Series Fund
                                                            (1998-present), Phoenix Multi-Portfolio Fund (1998-present) and
                                                            Phoenix Duff & Phelps Institutional Mutual Funds (1999-present).

Richard D. Little (51)               Vice President         Managing Director, Equities, Phoenix Investment Counsel, Inc.
909 Montgomery St.                                          (1998-present). Vice President, Phoenix-Seneca Funds (1996-present).
San Francisco, CA 94133                                     General Partner and Director of Equities, GMG/Seneca Capital
                                                            Management, L.P. (1989-present). Director of Equities, Seneca Capital
                                                            Management LLC (1996-present). Vice President, The Phoenix Edge
                                                            Series Fund (1998-present), Phoenix Multi-Portfolio Fund
                                                            (1998-present) and Phoenix Duff & Phelps Institutional Mutual Funds
                                                            (1999-present).

James E. Mair (58)                   Vice President         Executive Vice President (1994-present), Senior Vice President
600 Rosemead Blvd.                                          (1983-1994), Roger Engemann & Associates, Inc. Director
Pasadena, CA 91107-2138                                     (1990-present), Executive Vice President (1994-present), Senior Vice
                                                            President (1990-1994), Pasadena Capital Corporation. Director,
                                                            Pasadena National Trust (1989-present). Executive Vice President
                                                            (1994-present), Security Analyst (1983-1994), Roger Engemann
                                                            Management Co., Inc. Managing Director, Equities, Phoenix Investment
                                                            Counsel, Inc. (1998-present). Vice President, The Phoenix Edge Series
                                                            Fund and Phoenix Series Fund (1998-present).



                                     POSITIONS HELD                                 PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE                WITH THE TRUST                                DURING THE PAST 5 YEARS
---------------------                --------------                                -----------------------
William R. Moyer (55)                Vice President         Executive Vice President and Chief Financial Officer (1999-present),
100 Bright Meadow Blvd.                                     Senior Vice President and Chief Financial Officer (1995-1999),
P.O. Box 2200                                               Phoenix Investment Partners, Ltd. Director (1998-present), Senior
Enfield, CT 06083-2200                                      Vice President, Finance (1990-present), Chief Financial Officer
                                                            (1996-present), and Treasurer (1994-1996 and 1998-present), Phoenix
                                                            Equity Planning Corporation. Director (1998-present), Senior Vice
                                                            President (1990-present), Chief Financial Officer (1996-present) and
                                                            Treasurer (1994-present), Phoenix Investment Counsel, Inc. Senior
                                                            Vice President and Chief Financial Officer, Duff & Phelps Investment
                                                            Management Co. (1996-present). Vice President, Phoenix Funds
                                                            (1990-present), Phoenix-Duff & Phelps Institutional Mutual Funds
                                                            (1996-present) and Phoenix-Aberdeen Series Fund (1996-present). Vice
                                                            President, Investment Products Finance, Phoenix Home Life Mutual
                                                            Insurance Company (1990-1995). Senior Vice President and Chief
                                                            Financial Officer, W. S. Griffith & Co., Inc. (1992-1995) and
                                                            Townsend Financial Advisers, Inc. (1993-1995).

John S. Tilson (56)                  Vice President         Executive Vice President (1994-present), Senior Vice President
600 Rosemead Blvd.                                          (1983-1994), Roger Engemann & Associates, Inc. Director (1990-present),
Pasadena, CA 91107-2138                                     Executive Vice President (1994-present), Senior Vice President
                                                            (1990-1994), Pasadena Capital Corporation. Chief Financial Officer and
                                                            Secretary, Phoenix-Engemann Funds (1988-present). Executive Vice
                                                            President (1994-present), Security Analyst (1983-1994), Roger Engemann
                                                            Management Co., Inc. Managing Director, Equities, Phoenix Investment
                                                            Counsel, Inc. (1998-present). Vice President, The Phoenix Edge Series
                                                            Fund and Phoenix Series Fund (1998-present).

G. Jeffrey Bohne (52)                Secretary              Vice President and General Manager, Phoenix Home Life Mutual Insurance
101 Munson Street                                           Co. (1993-present). Senior Vice President, Mutual Fund Customer Service
Greenfield, MA 01301                                        (1999-present) and Vice President, Mutual Fund Customer Service
                                                            (1996-1999), Phoenix Equity Planning Corporation. Secretary/Clerk,
                                                            Phoenix Funds (1993-present), Phoenix Duff & Phelps Institutional
                                                            Mutual Funds (1996-present) and Phoenix-Aberdeen Series Fund
                                                            (1996-present).

Nancy G. Curtiss (47)                Treasurer              Vice President, Fund Accounting (1994-present) and Treasurer
                                                            (1996-present), Phoenix Equity Planning Corporation. Treasurer, Phoenix
                                                            Funds (1994-present), Phoenix Duff & Phelps Institutional Mutual Funds
                                                            (1995-present) and Phoenix-Aberdeen Series Fund (1996-present). Second
                                                            Vice President and Treasurer, Fund Accounting, Phoenix Home Life Mutual
                                                            Insurance Company (1994-1995). Various positions with Phoenix Home Life
                                                            Mutual Insurance Company (1987-1994).


----------

  *Indicates that the Trustee is an "interested person" of the Trust within the meaning of the definition set forth in Section 2(a)(19) of the Investment Company Act of 1940.

   For services rendered to the Trust for the fiscal year ended April 30, 1999, the Trustees received aggregate remuneration of $45,151. For services on the Boards of Directors/Trustees of the Phoenix Funds, each Trustee who is not a full-time employee of the Adviser or any of its affiliates currently receives a retainer at the annual rate of $40,000 and a fee of $2,500 per joint meeting of the Boards. Each Trustee who serves on the Audit Committee receives a retainer at the annual rate of $2,000 and a fee of $2,000 per joint Audit Committee meeting attended. Each Trustee who serves on the Nominating Committee receives a retainer at the annual rate of $1,000 and a fee of $1,000 per joint Nominating Committee meeting attended. Each Trustee who serves on the Executive Committee and who is not an interested person of the Fund receives a retainer at the annual rate of $2,000 and $2,000 per joint Executive Committee meeting attended. The function of the Executive Committee is to serve as a contract review, compliance review and performance review delegate of the full Board of Trustees. Costs are allocated equally to each of the Series and Funds within the Fund complex. The foregoing fees do not include the reimbursement of expenses incurred in connection with meeting attendance. Officers and employees of the Advisers who are interested persons are compensated by the Adviser and receive no compensation from the Trust.

   For the Trust's last fiscal year, the Trustees received the following compensation:

                                                                                                                 TOTAL
                                                                                                             COMPENSATION
                                                           PENSION OR                                        FROM FUND AND
                                   AGGREGATE           RETIREMENT BENEFITS            ESTIMATED              FUND COMPLEX
                                  COMPENSATION           ACCRUED AS PART          ANNUAL BENEFITS             (14 FUNDS)
NAME                                FROM FUND           OF FUND EXPENSES           UPON RETIREMENT         PAID TO TRUSTEES
----                                ---------           ----------------           ---------------         ----------------
Robert Chesek                         $3,812*                                                                   $65,000
E. Virgil Conway[dagger]              $5,246                                                                    $87,750
Harry Dalzell-Payne[dagger]           $4,686                                                                    $78,750
Francis E. Jeffries                   $3,847*                                                                   $65,500
Leroy Keith, Jr.                      $3,947                  None                      None                    $67,500
Philip R. McLoughlin[dagger]          $    0                 for any                   for any                  $     0
Everett L. Morris[dagger]             $4,547                 Trustee                   Trustee                  $77,750
James M. Oates[dagger]                $4,547                                                                    $76,750
Calvin J. Pedersen                    $    0                                                                    $     0
Herbert Roth, Jr.[dagger]             $5,386                                                                    $88,750
Richard E. Segerson                   $4,547*                                                                   $76,500
Lowell Weicker, Jr.                   $4,547                                                                    $75,500

*This compensation (and the earnings thereon) will be deferred pursuant to the Directors' Deferred Compensation Plan. At April 30, 1999, the total amount of deferred compensation (including interest and other accumulation earned on the original amounts deferred) accrued for Messrs. Chesek, Jeffries, Morris, Roth and Segerson was $29,601, $176,390, $155,408, $151,539 and $16,816,
respectively. At present, by agreement among the Trust, the Distributor and the electing director, director fees that are deferred are paid by the Trust to the Distributor. The liability for the deferred compensation obligation appears only as a liability of the Distributor.

[dagger]Messrs. Conway, Dalzell-Payne, McLoughlin, Morris, Oates and Roth are members of the Executive Committee.


   On May 2, 2000, the Trustees and officers of the Fund beneficially owned less than 1% of the outstanding shares of the Trust.


PRINCIPAL SHAREHOLDERS


   The following table sets forth information as of May 2, 2000 with respect to each person who owns of record or is known by the Trust to own of record or beneficially owns 5% or more of any Class of the Trust's equity securities.


NAME OF SHAREHOLDER                                   FUND AND CLASS                NUMBER OF SHARES   PERCENT OF CLASS
-------------------                                   --------------                ----------------   ----------------

Merrill Lynch Pierce Fenner & Smith                   Small Cap Fund Class B          541,970.0080           10.94%
For the Sole Benefit of its Customers                 Growth Fund Class B              23,920.8740            6.63%
Attn Fund Administration                              Theme Fund Class B              552,109.8700            7.62%
4800 Deer Lake Dr E 3rd Fl

Jacksonville, FL 32246-6484


SEI Trust Company                                     Theme Fund Class C               13,321.4920            5.64%
c/o The Trust Company
One Freedom Valley Drive
Oaks, PA 19456

Phoenix Investment Counsel                            Growth Fund Class B              29,390.9890            8.15%
100 Bright Meadow Blvd
Enfield, CT 06082-1957


                             ADDITIONAL INFORMATION

CAPITAL STOCK

   The Trust was organized under Massachusetts law in 1986 as a business trust. On August 29, 1986, the Trust purchased all of the assets and assumed all of the liabilities of the Stock Series of National Securities Funds. National Securities Funds, as such, had been in existence since 1940. The Trust continued the business of the Stock Series under the name "National Stock Fund." The Trustees subsequently voted to change the name of the Trust to "Phoenix Equity Opportunities Fund" to reflect the purchase of the Adviser by Phoenix Home Life and the affiliation with other Phoenix Funds. On May 24, 1995, the Trustees again changed the name of the Trust to "Phoenix Strategic Equity Series Fund." Prior to May 12, 2000, the Growth Fund was known as Phoenix-Seneca Equity Opportunities Fund, and from August 27, 1999 to May 12, 2000, it was known as Phoenix Equity Opportunities Fund. Prior to August 27, 1999, the Small Cap Fund was known as the Phoenix Small Cap Fund and the Strategic Theme Fund was known as Phoenix Strategic Theme Fund.

   The Declaration of Trust provides that the Trust's Trustees are authorized to create an unlimited number of series and, with respect to each series, to issue an unlimited number of full and fractional shares of one or more Classes and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the series. All shares have equal voting rights, except that only shares of the respective series or separate Classes within a series are entitled to vote on matters concerning only that series or Class. This Prospectus offers three series of the Trust. The Small Cap Fund offer Class A and Class B Shares. The Strategic Theme Fund offers Class A, Class B, Class C Shares. The Growth Fund offers Class A, Class B, Class C and Class X Shares.


   The shares of the Trust, when issued, will be fully paid and non-assessable, have no preference, preemptive, or similar rights, and will be freely transferable. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders may, in accordance with the Declaration of Trust, cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Meetings of the shareholders will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares having voting rights. Except as set forth above, the Trustees will continue to hold office and appoint successor Trustees. Shares do not have cumulative voting rights and the holders of more than 50% of the shares of the Trust voting for the election of Trustees can elect all of the Trustees of the Trust if they choose to do so and in such event the holders of the remaining shares would not be able to elect any Trustees. Shareholders are entitled to redeem their shares as set forth under "How to Redeem Shares."

   The Declaration of Trust establishing the Trust, dated June 25, 1986 (a copy of which, together with all amendments thereto, is on file in the office of the Secretary of the Commonwealth of Massachusetts), provides that the Trust's name refers to the Trustees under the Declaration of Trust collectively as Trustees, but not as individuals or personally; and no Trustee, shareholder, officer, employee or agent of the Trust shall be held to any personal liability, nor shall resort be had to their private property for the satisfaction of any obligation or claim of said Trust, but the "Trust Property" only shall be liable.

FINANCIAL STATEMENTS

   The Financial Statements for the Small Cap Fund and Theme Fund for the fiscal year ended April 30, 1999 and for the period ended October 31, 1999 appearing in the Trust's 1999 Annual Report to Shareholders and Semi-Annual Report to Shareholders, respectively, are incorporated herein by reference. The Financial Statements for the Growth Fund for the fiscal year ended September 30, 1999 and for the period ended March 31, 2000 appearing in the Phoenix-Seneca Funds' 1999 Annual Report to Shareholders and Semiannual Report to Shareholders, respectively, are incorporated herein by reference.


REPORTS TO SHAREHOLDERS
   The fiscal year of the Trust ends on April 30th. The Trust will send financial statements to its shareholders at least semi-annually. An annual report, containing financial statements, audited by independent accountants, will be sent to shareholders each year, and is available without charge upon request.

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP, 160 Federal Street, Boston, MA 02110, serves as independent accountants for the Trust (the "Accountants"). The Accountants audit the annual financial statements and express their opinion on them.

CUSTODIAN AND TRANSFER AGENT
   State Street Bank and Trust Company ("State Street"), P.O. Box 351, Boston, MA 02101, serves as custodian of the Trust's assets (the "Custodian") and Equity Planning acts as Transfer Agent for the Trust (the "Transfer Agent"). As compensation, Equity Planning receives a fee equivalent to $17.95 for each designated shareholder account plus out-of-pocket expenses. Transfer Agent fees are also utilized to offset costs and fees paid to subtransfer agents employed by Equity Planning. State Street serves as a subtransfer agent pursuant to a Subtransfer Agency Agreement.

Phoenix Small Cap Fund

                         INVESTMENTS AT APRIL 30, 1999

                                             SHARES        VALUE
                                           ----------   ------------
COMMON STOCKS--94.8%
AIR FREIGHT--1.3%
Expeditors International of
Washington, Inc...............                 45,000   $  2,728,125
BIOTECHNOLOGY--1.9%
Biomatrix, Inc.(b)............                 80,000      2,635,000
Coulter Pharmaceutical,
Inc.(b).......................                 72,000      1,449,000
                                                        ------------
                                                           4,084,000
                                                        ------------
BROADCASTING (TELEVISION, RADIO & CABLE)--1.8%
Metro Networks, Inc.(b).......                 86,000      3,870,000
COMMUNICATIONS EQUIPMENT--0.9%
Ortel Corp.(b)................                275,000      1,856,250
COMPUTERS (SOFTWARE & SERVICES)--15.5%
Abacus Direct Corp.(b)........                 83,000      6,142,000
Broadcast.com, Inc.(b)........                 28,200      3,616,650
Concentric Network Corp.(b)...                 32,000      2,672,000
EarthLink Network, Inc.(b)....                 32,000      2,206,000
Inktomi Corp.(b)..............                  6,400        766,400
International Network
Services(b)...................                 42,000      1,596,000
Legato Systems, Inc.(b).......                 89,700      3,627,244
Network Solutions, Inc.(b)....                 46,000      3,576,500
New Era of Networks,
Inc.(b).......................                 78,000      2,929,875
Peregrine Systems, Inc.(b)....                146,000      3,285,000
Verio, Inc.(b)................                 30,000      2,130,000
                                                        ------------
                                                          32,547,669
                                                        ------------
CONSUMER FINANCE--5.2%
Metris Companies, Inc.........                180,000     11,002,500
DISTRIBUTORS (FOOD & HEALTH)--3.2%
Schein (Henry), Inc.(b).......                150,000      3,928,125

                                             SHARES        VALUE
                                           ----------   ------------
DISTRIBUTORS (FOOD & HEALTH)--CONTINUED
Smart & Final, Inc............                275,000   $  2,767,187
                                                        ------------
                                                           6,695,312
                                                        ------------
ELECTRICAL EQUIPMENT--3.3%
Advanced Energy Industries,
Inc.(b).......................                103,000      2,851,812
Flextronics International
Ltd.(b).......................                 90,000      4,201,875
                                                        ------------
                                                           7,053,687
                                                        ------------
ELECTRONICS (INSTRUMENTATION)--0.5%
Meade Instruments Corp.(b)....                 85,000      1,136,875
ELECTRONICS (SEMICONDUCTORS)--8.1%
Applied Micro Circuits
Corp.(b)......................                 87,500      4,664,844
Conexant Systems, Inc.(b).....                 93,000      3,789,750
Micrel, Inc.(b)...............                 77,000      4,533,375
Vitesse Semiconductor
Corp.(b)......................                 90,000      4,168,125
                                                        ------------
                                                          17,156,094
                                                        ------------
ENTERTAINMENT--1.3%
Carmike Cinemas, Inc.(b)......                125,000      2,695,312
FINANCIAL (DIVERSIFIED)--1.7%
Federal Agricultural Mortgage
Corp. Class C(b)..............                 62,000      3,530,125
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--3.1%
Championship Auto Racing
Teams, Inc.(b)................                 70,000      2,156,875
International Speedway Corp.
Class A.......................                 85,000      4,377,500
                                                        ------------
                                                           6,534,375
                                                        ------------
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--1.2%
Inhale Therapeutic Systems,
Inc.(b).......................                 90,000      2,587,500

6                      See Notes to Financial Statements

Phoenix Small Cap Fund

                                             SHARES        VALUE
                                           ----------   ------------
HEALTH CARE (SPECIALIZED SERVICES)--0.4%
Omnicare, Inc.................                 35,000   $    842,187
INVESTMENT BANKING/BROKERAGE--2.9%
Ameritrade Holding Corp. Class
A(b)..........................                 26,000      3,472,625
Investment Technology Group,
Inc...........................                 45,000      1,558,125
Jefferies Group, Inc.(b)......                 45,000      1,029,375
                                                        ------------
                                                           6,060,125
                                                        ------------
INVESTMENT MANAGEMENT--1.8%
Gabelli Asset Management,
Inc.(b).......................                245,000      3,690,312
RESTAURANTS--7.2%
CKE Restaurants, Inc..........                346,500      5,673,938
Cheesecake Factory, Inc.
(The)(b)......................                340,000      9,520,000
                                                        ------------
                                                          15,193,938
                                                        ------------
RETAIL (BUILDING SUPPLIES)--2.6%
Fastenal Co...................                115,000      5,491,250
RETAIL (DISCOUNTERS)--3.6%
99 Cents Only Stores(b).......                160,775      7,576,522
RETAIL (FOOD CHAINS)--3.9%
Whole Foods Market, Inc.(b)...                211,000      8,229,000
RETAIL (SPECIALTY)--15.1%
Claire's Stores, Inc..........                323,000     10,699,375
Cost Plus, Inc.(b)............                217,500      7,666,875
Lithia Motors, Inc. Class
A(b)..........................                150,000      2,821,875
Restoration Hardware,
Inc.(b).......................                331,500      5,179,688
Sonic Automotive, Inc.(b).....                363,500      5,384,344
                                                        ------------
                                                          31,752,157
                                                        ------------
SERVICES (ADVERTISING/MARKETING)--1.0%
DoubleClick, Inc.(b)..........                 15,000      2,097,188
SERVICES (COMMERCIAL & CONSUMER)--2.6%
Corporate Executive Board Co.
(The)(b)......................                 90,000      2,531,250
NCO Group, Inc.(b)............                 92,000      3,001,500
                                                        ------------
                                                           5,532,750
                                                        ------------
SERVICES (COMPUTER SYSTEMS)--2.3%
Whittman-Hart, Inc.(b)........                170,000      4,802,500
SHIPPING--0.5%
Dril-Quip, Inc.(b)............                 40,800        994,500
TELECOMMUNICATIONS (LONG DISTANCE)--1.9%
WinStar Communications,
Inc.(b).......................                 82,000      3,987,250

                                             SHARES        VALUE
                                           ----------   ------------
TEXTILES (APPAREL)--0.0%
Boss Holdings, Inc.(b)........                  2,915   $      5,830
- --------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $166,487,940)                           199,733,333
- --------------------------------------------------------------------
FOREIGN COMMON STOCKS--4.2%
COMMUNICATIONS EQUIPMENT--0.7%
Research in Motion Ltd.
(Canada)(b)...................                120,000      1,454,360
COMPUTERS (SOFTWARE & SERVICES)--0.7%
Fundtech Ltd. (Israel)(b).....                 40,000      1,377,500
OIL & GAS (EXPLORATION & PRODUCTION)--2.8%
Encal Energy Ltd.
(Canada)(b)...................              1,200,000      5,850,403
- --------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $7,131,840)                               8,682,263
- --------------------------------------------------------------------
PREFERRED STOCKS--0.7%
COMPUTERS (NETWORKING)--0.7%
Women.com(b)..................                455,930      1,500,010
- --------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $1,500,010)                               1,500,010
- --------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--99.7%
(IDENTIFIED COST $175,119,790)                           209,915,606
- --------------------------------------------------------------------

                                  STANDARD
                                  & POOR'S      PAR
                                   RATING      VALUE
                                (Unaudited)    (000)
                                ------------   ------
SHORT-TERM OBLIGATIONS--0.3%
COMMERCIAL PAPER--0.3%
AT&T Corp. 4.93%, 5/3/99......      A-1+        $655           654,821
- ----------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $654,821)                                     654,821
- ----------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $175,774,611)                             210,570,427(a)
Cash and receivables, less liabilities--0.0%                    91,619
                                                        --------------
NET ASSETS--100.0%                                      $  210,662,046
                                                        --------------
                                                        --------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $45,935,813 and gross depreciation of $12,573,213 for federal income tax purposes. At April 30, 1999, the aggregate cost of securities for federal income tax purposes was $177,207,827.
(b)  Non-income producing.

                       See Notes to Financial Statements

Phoenix Small Cap Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1999

ASSETS
Investment securities at value
  (Identified cost $175,774,611)                              $  210,570,427
Cash                                                               1,633,960
Receivables
  Fund shares sold                                                 2,571,950
Prepaid expenses                                                       5,897
                                                              --------------
    Total assets                                                 214,782,234
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  2,999,401
  Fund shares repurchased                                            625,938
  Transfer agent fee                                                 126,946
  Investment advisory fee                                            129,850
  Distribution fee                                                    98,494
  Financial agent fee                                                 15,033
  Trustees' fee                                                        4,110
Accrued expenses                                                     120,416
                                                              --------------
    Total liabilities                                              4,120,188
                                                              --------------
NET ASSETS                                                    $  210,662,046
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  201,175,766
Accumulated net realized loss                                    (25,309,536)
Net unrealized appreciation                                       34,795,816
                                                              --------------
NET ASSETS                                                    $  210,662,046
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding,
  $0.0001 par value, unlimited authorization
  (Net Assets $121,313,331)                                        7,709,289
Net asset value per share                                             $15.74
Offering price per share $15.74/(1-4.75%)                             $16.52
CLASS B
Shares of beneficial interest outstanding,
  $0.0001 par value, unlimited authorization
  (Net Assets $89,348,715)                                         5,854,781
Net asset value and offering price per share                          $15.26

                            STATEMENT OF OPERATIONS
                           YEAR ENDED APRIL 30, 1999

INVESTMENT INCOME
Interest                                                      $      971,501
Dividends                                                            315,605
Foreign taxes withheld                                                (9,053)
                                                              --------------
    Total investment income                                        1,278,053
                                                              --------------
EXPENSES
Investment advisory fee                                            1,885,586
Distribution fee, Class A                                            360,521
Distribution fee, Class B                                          1,072,031
Financial agent                                                      205,062
Transfer agent                                                       689,371
Printing                                                             126,487
Registration                                                          38,237
Professional                                                          36,547
Custodian                                                             34,415
Trustees                                                              16,507
Miscellaneous                                                         13,580
                                                              --------------
    Total expenses                                                 4,478,344
    Custodian fees paid indirectly                                   (10,392)
                                                              --------------
    Net expenses                                                   4,467,952
                                                              --------------
NET INVESTMENT LOSS                                               (3,189,899)
                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                  (24,980,470)
Net realized loss on foreign currency transactions                    (3,310)
Net change in unrealized appreciation (depreciation) on
  investments                                                      6,208,917
                                                              --------------
NET LOSS ON INVESTMENTS                                          (18,774,863)
                                                              --------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS          $  (21,964,762)
                                                              --------------
                                                              --------------

8                      See Notes to Financial Statements

Phoenix Small Cap Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                            Year Ended      Year Ended
                                             4/30/99          4/30/98
                                          --------------   -------------
FROM OPERATIONS
  Net investment income (loss)            $   (3,189,899)  $  (2,593,774)
  Net realized gain (loss)                   (24,983,780)     99,577,404
  Net change in unrealized appreciation
    (depreciation)                             6,208,917      30,589,425
                                          --------------   -------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS                (21,964,762)    127,573,055
                                          --------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class A                 (5,773,229)    (35,702,853)
  Net realized gains, Class B                 (4,219,826)    (26,132,919)
                                          --------------   -------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS             (9,993,055)    (61,835,772)
                                          --------------   -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (18,013,110 and 5,292,562 shares,
    respectively)                            273,064,204      91,738,490
  Net asset value of shares issued from
    reinvestment of distributions
    (360,829 and 2,365,346 shares,
    respectively)                              5,383,573      34,439,436
  Cost of shares repurchased (22,385,155
    and 6,909,942 shares, respectively)     (343,459,404)   (119,890,542)
                                          --------------   -------------
Total                                        (65,011,627)      6,287,384
                                          --------------   -------------
CLASS B
  Proceeds from sales of shares (987,925
    and 1,984,492 shares, respectively)       14,507,598      35,124,815
  Net asset value of shares issued from
    reinvestment of distributions
    (243,730 and 1,737,551 shares,
    respectively)                              3,536,528      24,812,223
  Cost of shares repurchased (4,075,435
    and 2,007,557 shares, respectively)      (61,757,518)    (33,352,450)
                                          --------------   -------------
Total                                        (43,713,392)     26,584,588
                                          --------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      (108,725,019)     32,871,972
                                          --------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS     (140,682,836)     98,609,255
NET ASSETS
  Beginning of period                        351,344,882     252,735,627
                                          --------------   -------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $0 AND $0, RESPECTIVELY]              $  210,662,046   $ 351,344,882
                                          --------------   -------------
                                          --------------   -------------

                       See Notes to Financial Statements                       9

Phoenix Small Cap Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                 CLASS A
                                       -----------------------------------------------------------
                                                YEAR ENDED APRIL 30                 FROM INCEPTION
                                       --------------------------------------        10/16/95 TO
                                           1999           1998           1997          4/30/96
Net asset value, beginning of period   $  17.37       $  14.13       $  16.74       $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)            (0.14)(5)      (0.08)(5)      (0.05)(5)     (0.04)(1)(5)
  Net realized and unrealized gain
    (loss)                                (0.88)          6.80          (2.53)         6.79
                                       --------       --------       --------         -----
      TOTAL FROM INVESTMENT
        OPERATIONS                        (1.02)          6.72          (2.58)         6.75
                                       --------       --------       --------         -----
LESS DISTRIBUTIONS
  Dividends from net realized gains       (0.61)         (3.48)         (0.02)           --
  In excess of net investment income         --             --             --         (0.01)
  In excess of net realized gains            --             --          (0.01)           --
                                       --------       --------       --------         -----
      TOTAL DISTRIBUTIONS                 (0.61)         (3.48)         (0.03)        (0.01)
                                       --------       --------       --------         -----
Change in net asset value                 (1.63)          3.24          (2.61)         6.74
                                       --------       --------       --------         -----
NET ASSET VALUE, END OF PERIOD         $  15.74       $  17.37       $  14.13       $ 16.74
                                       --------       --------       --------         -----
                                       --------       --------       --------         -----
Total return(2)                           (5.66)%        52.33%        (15.43)%       67.48%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                          $121,313       $203,560       $155,089       $98,372
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                       1.46%(6)       1.31%          1.37%         1.50%(3)
  Net investment income (loss)            (0.95)%        (0.48)%        (0.28)%       (0.53)%(3)
Portfolio turnover                          276%           498%           325%          103%(4)

                                                             CLASS B
                                       ---------------------------------------------------
                                                                                    FROM
                                                                                  INCEPTION
                                               YEAR ENDED APRIL 30                10/16/95
                                       ------------------------------------          TO
                                          1999           1998          1997       4/30/96
Net asset value, beginning of period   $ 16.99       $  13.98       $ 16.68       $ 10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)           (0.25)(5)      (0.21)(5)     (0.17)(5)     (0.09)(1)(5)
  Net realized and unrealized gain
    (loss)                               (0.87)          6.70         (2.50)         6.77
                                       -------       --------       -------       --------
      TOTAL FROM INVESTMENT
        OPERATIONS                       (1.12)          6.49         (2.67)         6.68
                                       -------       --------       -------       --------
LESS DISTRIBUTIONS
  Dividends from net realized gains      (0.61)         (3.48)        (0.02)           --
  In excess of net realized gains           --             --         (0.01)           --
                                       -------       --------       -------       --------
      TOTAL DISTRIBUTIONS                (0.61)         (3.48)        (0.03)           --
                                       -------       --------       -------       --------
Change in net asset value                (1.73)          3.01         (2.70)         6.68
                                       -------       --------       -------       --------
NET ASSET VALUE, END OF PERIOD         $ 15.26       $  16.99       $ 13.98       $ 16.68
                                       -------       --------       -------       --------
                                       -------       --------       -------       --------
Total return(2)                          (6.39)%        51.16%       (16.03)%       66.80%(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                          $89,349       $147,785       $97,647       $45,168
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                      2.21%(6)       2.06%         2.12%         2.26%(3)
  Net investment income (loss)           (1.70)%        (1.22)%       (1.03)%       (1.44)%(3)
Portfolio turnover                         276%           498%          325%          103%(4)

(1) Includes reimbursement of operating expenses by investment advisor of $0.02 and $0.02, respectively.
(2)  Maximum sales charge is not reflected in total return calculation.
(3)  Annualized
(4)  Not annualized
(5)  Computed using average shares outstanding.
(6) For the year ended April 30, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

10
                       See Notes to Financial Statements

Phoenix Strategic Theme Fund

                         INVESTMENTS AT APRIL 30, 1999

                                                SHARES       VALUE
                                               --------   ------------

COMMON STOCKS--93.8%

BANKS (MAJOR REGIONAL)--0.9%
Firstar Corp......................               59,100   $  1,776,694
BANKS (MONEY CENTER)--1.9%
Bank of America Corp..............               51,753      3,726,216

BEVERAGES (NON-ALCOHOLIC)--0.9%
PepsiCo, Inc......................               47,600      1,758,225
BIOTECHNOLOGY--2.2%
Amgen, Inc.(b)....................               26,100      1,603,519
Genzyme Corp. (b).................               49,200      1,857,300
Gilead Sciences, Inc.(b)..........               17,700        814,753
                                                          ------------
                                                             4,275,572
                                                          ------------
BROADCASTING (TELEVISION, RADIO & CABLE)--6.4%
AT&T Corp.- Liberty Media Group
Class A(b)........................              142,500      9,102,187
Clear Channel Communications,
Inc.(b)...........................               46,600      3,238,700
                                                          ------------
                                                            12,340,887
                                                          ------------

COMMUNICATIONS EQUIPMENT--3.8%
Echostar Communications
Corp.(b)..........................               28,800      2,889,000
General Motors Corp. Class H......               35,300      1,954,737
Tellabs, Inc.(b)..................               22,900      2,508,981
                                                          ------------
                                                             7,352,718
                                                          ------------

COMPUTERS (HARDWARE)--7.7%
Apple Computer, Inc.(b)...........               41,100      1,890,600

                                                SHARES       VALUE
                                               --------   ------------
COMPUTERS (HARDWARE)--CONTINUED
Dell Computer Corp.(b)............               67,700   $  2,788,394
International Business Machines
Corp..............................               24,900      5,208,769
Sun Microsystems, Inc.(b).........               81,600      4,880,700
                                                          ------------
                                                            14,768,463
                                                          ------------

COMPUTERS (NETWORKING)--3.4%
Cisco Systems, Inc.(b)............               58,200      6,638,437

COMPUTERS (PERIPHERALS)--1.9%
EMC Corp.(b)......................               33,200      3,616,725

COMPUTERS (SOFTWARE & SERVICES)--13.6%
America Online, Inc.(b)...........               39,800      5,681,450
At Home Corp. Series A(b).........               21,600      3,109,050
BMC Software, Inc.(b).............               17,900        770,819
Inktomi Corp.(b)..................               25,100      3,005,725
Microsoft Corp.(b)................              100,600      8,180,037
USWeb Corp.(b)....................               81,800      1,835,387
Yahoo!, Inc.(b)...................               21,500      3,755,781
                                                          ------------
                                                            26,338,249
                                                          ------------

CONSUMER FINANCE--3.5%
Capital One Financial Corp........               38,700      6,721,706

DISTRIBUTORS (FOOD & HEALTH)--0.8%
Cardinal Health, Inc..............               26,050      1,558,116

ELECTRICAL EQUIPMENT--2.4%
General Electric Co...............               43,300      4,568,150

                       See Notes to Financial Statements                      13

Phoenix Strategic Theme Fund

                                                SHARES       VALUE
                                               --------   ------------
ELECTRONICS (SEMICONDUCTORS)--3.9%
Transwitch Corp.(b)...............               26,300   $  1,157,200
Uniphase Corp.(b).................               51,700      6,275,087
                                                          ------------
                                                             7,432,287
                                                          ------------

ENGINEERING & CONSTRUCTION--0.3%
J. Ray Mcdermott SA(b)............               20,800        655,200

EQUIPMENT (SEMICONDUCTOR)--1.7%
Novellus Systems, Inc.(b).........               34,800      1,644,300
Teradyne, Inc.(b).................               35,600      1,679,875
                                                          ------------
                                                             3,324,175
                                                          ------------

FINANCIAL (DIVERSIFIED)--5.7%
Citigroup, Inc....................               59,700      4,492,425
Freddie Mac.......................               25,300      1,587,575
Morgan Stanley Dean Witter &
Co................................               50,300      4,989,131
                                                          ------------
                                                            11,069,131
                                                          ------------

HEALTH CARE (DIVERSIFIED)--0.9%
American Home Products Corp.......               28,300      1,726,300

HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--3.8%
Merck & Co., Inc..................               21,900      1,538,475
Pfizer, Inc.......................               28,800      3,313,800
Schering-Plough Corp..............               52,400      2,531,575
                                                          ------------
                                                             7,383,850
                                                          ------------

HEALTH CARE (GENERIC AND OTHER)--1.3%
Mylan Laboratories, Inc...........               65,000      1,474,687
Sepracor Inc.(b)..................               13,100      1,106,950
                                                          ------------
                                                             2,581,637
                                                          ------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--1.5%
Affymetrix, Inc.(b)...............               45,500      1,859,813
Invitrogen Corporation(b).........               51,500        923,781
                                                          ------------
                                                             2,783,594
                                                          ------------

HOUSEHOLD PRODUCTS (NON-DURABLES)--2.0%
Clorox Co. (The)..................               19,000      2,192,125
Procter & Gamble Co. (The)........               17,200      1,613,575
                                                          ------------
                                                             3,805,700
                                                          ------------

                                                SHARES       VALUE
                                               --------   ------------

INSURANCE (MULTI-LINE)--1.5%
American International Group,
Inc...............................               24,640   $  2,893,660

INVESTMENT BANKING/BROKERAGE--1.5%
Merrill Lynch & Co., Inc..........               35,300      2,962,994

OIL & GAS (DRILLING & EQUIPMENT)--1.8%
Halliburton Co....................               25,100      1,069,888
Schlumberger Ltd..................               15,900      1,015,613
Transocean Offshore, Inc..........               21,700        644,219
Varco International, Inc.(b)......               59,100        668,569
                                                          ------------
                                                             3,398,289
                                                          ------------

PERSONAL CARE--0.9%
Gillette Co. (The)................               33,000      1,722,188

RETAIL (BUILDING SUPPLIES)--2.2%
Home Depot, Inc. (The)............               69,000      4,135,688

RETAIL (DEPARTMENT STORES)--2.0%
Kohl's Corp.(b)...................               59,200      3,933,100

RETAIL (FOOD CHAINS)--0.9%
Safeway, Inc.(b)..................               33,200      1,790,725

RETAIL (GENERAL MERCHANDISE)--3.7%
Costco Companies, Inc.(b).........               26,700      2,161,031
Wal-Mart Stores, Inc..............              106,800      4,912,800
                                                          ------------
                                                             7,073,831
                                                          ------------

RETAIL (HOME SHOPPING)--1.3%
Amazon.com, Inc.(b)...............               14,800      2,546,525

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--1.4%
AirTouch Communications,
Inc.(b)...........................               29,800      2,782,575

TELECOMMUNICATIONS (LONG DISTANCE)--4.6%
AT&T Corp.........................              115,954      5,855,677
MCI WorldCom, Inc.(b).............               37,800      3,106,688
                                                          ------------
                                                             8,962,365
                                                          ------------

TELEPHONE--1.5%
SBC Communications, Inc...........               50,100      2,805,600
- ----------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $132,845,500)                             181,209,572
- ----------------------------------------------------------------------

14                     See Notes to Financial Statements

Phoenix Strategic Theme Fund

                                                SHARES       VALUE
                                               --------   ------------
FOREIGN COMMON STOCKS--2.7%

COMPUTERS (SOFTWARE & SERVICES)--0.9%
Learout & Hauspic Speech Products
N.V.(b)...........................               42,700   $  1,670,638
ELECTRONICS (INSTRUMENTATION)--0.9%
Qiagen NV (Netherlands)(b)........               25,000      1,831,250
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.9%
Elan Corp. PLC Sponsored ADR
(Ireland)(b)......................               34,800      1,792,200
- ----------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $5,952,411)                                 5,294,088
- ----------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--96.5%
(IDENTIFIED COST $138,797,911)                             186,503,660
- ----------------------------------------------------------------------

                                  STANDARD
                                  & POOR'S       PAR
                                   RATING       VALUE
                                (Unaudited)     (000)        VALUE
                                ------------   -------   -------------

SHORT-TERM OBLIGATIONS--3.3%

COMMERCIAL PAPER--3.3%
Goldman Sachs Group, Inc.
4.92%, 5/3/99.................      A-1+       $ 2,950   $   2,949,193
Ford Motor Credit Co. 4.84%,
5/4/99........................      A-1          3,380       3,378,637
                                                         -------------
                                                             6,327,830
                                                         -------------
- ----------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $6,327,830)                                 6,327,830
- ----------------------------------------------------------------------

TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $145,125,741)                             192,831,490(a)
Cash and receivables, less liabilities--0.2%                   419,395
                                                         -------------
NET ASSETS--100.0%                                       $ 193,250,885
                                                         -------------
                                                         -------------

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $50,507,778 and gross depreciation of $3,190,370 for federal income tax purposes. At April 30, 1999, the aggregate cost of securities for federal income tax purposes was $145,514,082.
(b)  Non-income producing.

                       See Notes to Financial Statements

Phoenix Strategic Theme Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 APRIL 30, 1999

ASSETS
Investment securities at value
  (Identified cost $145,125,741)                              $  192,831,490
Cash                                                                   1,914
Receivables
  Fund shares sold                                                   828,099
  Dividends and interest                                              64,954
  Prepaid expenses                                                     3,428
                                                              --------------
    Total assets                                                 193,729,885
                                                              --------------
LIABILITIES
Payables
  Fund shares repurchased                                            136,219
  Investment advisory fee                                            117,538
  Distribution fee                                                    94,831
  Transfer agent fee                                                  58,198
  Financial agent fee                                                 14,999
  Trustees' fee                                                        3,319
Accrued expenses                                                      53,896
                                                              --------------
    Total liabilities                                                479,000
                                                              --------------
NET ASSETS                                                    $  193,250,885
                                                              --------------
                                                              --------------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  129,096,816
Accumulated net realized gain                                     16,448,320
Net unrealized appreciation                                       47,705,749
                                                              --------------
NET ASSETS                                                    $  193,250,885
                                                              --------------
                                                              --------------
CLASS A
Shares of beneficial interest outstanding,
  $0.0001 par value, unlimited authorization
  (Net Assets $107,870,953)                                        5,919,225
Net asset value per share                                             $18.22
Offering price per share $18.22/(1-4.75%)                             $19.13
CLASS B
Shares of beneficial interest outstanding,
  $0.0001 par value, unlimited authorization
  (Net Assets $84,698,182)                                         4,772,864
Net asset value per share and offering per share                      $17.75
CLASS C
Shares of beneficial interest outstanding,
  $0.0001 par value, unlimited authorization
  (Net Assets $681,750)                                               38,408
Net asset value per share and offering per share                      $17.75

                            STATEMENT OF OPERATIONS
                           YEAR ENDED APRIL 30, 1999

INVESTMENT INCOME
Dividends                                                     $      651,163
Interest                                                             333,164
Foreign taxes withheld                                                  (259)
                                                              --------------
    Total investment income                                          984,068
                                                              --------------
EXPENSES
Investment advisory fee                                            1,129,085
Distribution fee, Class A                                            208,712
Distribution fee, Class B                                            667,573
Distribution fee, Class C                                              2,665
Distribution fee, Class M                                                273
Financial agent fee                                                  143,236
Transfer agent                                                       305,439
Registration                                                          32,832
Professional                                                          31,327
Printing                                                              20,390
Custodian                                                             16,699
Trustees                                                              15,367
Miscellaneous                                                          7,226
                                                              --------------
    Total expenses                                                 2,580,824
    Custodian fees paid indirectly                                    (4,419)
                                                              --------------
    Net expenses                                                   2,576,405
                                                              --------------
NET INVESTMENT LOSS                                               (1,592,337)
                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                   18,354,872
Net change in unrealized appreciation (depreciation) on
  investments                                                     38,225,117
                                                              --------------
NET GAIN ON INVESTMENTS                                           56,579,989
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   54,987,652
                                                              --------------
                                                              --------------

16                     See Notes to Financial Statements

Phoenix Strategic Theme Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Year Ended      Year Ended
                                             4/30/99         4/30/98
                                          -------------   -------------
FROM OPERATIONS
  Net investment income (loss)            $  (1,592,337)  $    (860,603)
  Net realized gain (loss)                   18,354,872      37,824,448
  Net change in unrealized appreciation
    (depreciation)                           38,225,117       7,260,964
                                          -------------   -------------
  INCREASE IN NET ASSETS RESULTING FROM
    OPERATIONS                               54,987,652      44,224,809
                                          -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  In excess of net investment income,
    Class A                                          --        (101,991)
  Net realized gains, Class A                (6,923,924)    (13,931,615)
  Net realized gains, Class B                (5,772,230)     (9,617,855)
  Net realized gains, Class C                   (28,108)        (21,083)
  Net realized gains, Class M                        --         (15,426)
                                          -------------   -------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (12,724,262)    (23,687,970)
                                          -------------   -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (3,919,529 and 1,116,085 shares,
    respectively)                            64,808,215      15,627,146
  Net asset value of shares issued from
    reinvestment of distributions
    (419,976 and 1,156,842 shares,
    respectively)                             6,560,032      13,731,378
  Cost of shares repurchased (4,982,395
    and 2,197,107 shares, respectively)     (76,814,571)    (29,983,137)
                                          -------------   -------------
Total                                        (5,446,324)       (624,613)
                                          -------------   -------------
CLASS B
  Proceeds from sales of shares (819,204
    and 666,515 shares, respectively)        13,391,640       9,141,162
  Net asset value of shares issued from
    reinvestment of distributions
    (329,762 and 783,925 shares,
    respectively)                             5,028,874       9,156,239
  Cost of shares repurchased (1,286,009
    and 724,153 shares, respectively)       (18,585,029)     (9,883,220)
                                          -------------   -------------
Total                                          (164,515)      8,414,181
                                          -------------   -------------
CLASS C
  Proceeds from sales of shares (36,724
    and 18,017 shares, respectively)            589,799         248,777
  Net asset value of shares issued from
    reinvestment of distributions
    (1,354 and 1,797 shares,
    respectively)                                20,648          20,990
  Cost of shares repurchased (19,484 and
    0 shares, respectively)                    (266,095)             --
                                          -------------   -------------
Total                                           344,352         269,767
                                          -------------   -------------
CLASS M
  Proceeds from sales of shares (0 and
    14,974 shares, respectively)                     --         196,112
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 1,314 shares, respectively)               --          15,357
  Cost of shares repurchased (16,288 and
    0 shares, respectively)                    (223,551)             --
                                          -------------   -------------
Total                                          (223,551)        211,469
                                          -------------   -------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                       (5,490,038)      8,270,804
                                          -------------   -------------
  NET INCREASE (DECREASE) IN NET ASSETS      36,773,352      28,807,643
NET ASSETS
  Beginning of period                       156,477,533     127,669,890
                                          -------------   -------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    $0 AND $0, RESPECTIVELY]              $ 193,250,885   $ 156,477,533
                                          -------------   -------------
                                          -------------   -------------

                       See Notes to Financial Statements                      17

Phoenix Strategic Theme Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                               CLASS A
                                           -----------------------------------------------
                                                                                    FROM
                                                                                   INCEPTION
                                                  YEAR ENDED APRIL 30              10/16/95
                                           ----------------------------------        TO
                                               1999         1998         1997      4/30/96
Net asset value, beginning of period       $  13.70      $ 12.03      $ 12.37      $ 10.00
INCOME FROM INVESTMENT OPERATIONS(6)
  Net investment income (loss)                (0.11)(5)    (0.04)(5)     0.06(5)      0.00(1)(5)
  Net realized and unrealized gain
    (loss)                                     6.03         4.03        (0.38)        2.39
                                           --------      -------      -------      -------
      TOTAL FROM INVESTMENT OPERATIONS         5.92         3.99        (0.32)        2.39
                                           --------      -------      -------      -------
LESS DISTRIBUTIONS
  Dividends from net investment income           --           --        (0.01)          --
  Dividends from net realized gains           (1.40)       (2.29)          --           --
  In excess of net investment income             --        (0.03)          --           --
  In excess of net realized gains                --           --        (0.01)          --
  Tax return of capital                          --           --           --        (0.02)
                                           --------      -------      -------      -------
      TOTAL DISTRIBUTIONS                     (1.40)       (2.32)       (0.02)       (0.02)
                                           --------      -------      -------      -------
  Change in net asset value                    4.52         1.67        (0.34)        2.37
                                           --------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD             $  18.22      $ 13.70      $ 12.03      $ 12.37
                                           --------      -------      -------      -------
                                           --------      -------      -------      -------
Total return(2)                               44.91%       36.22%       (2.57)%      23.89%(4)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)    $107,871      $89,884      $77,827      $33,393

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                           1.38%(7)     1.33%        1.40%        1.40%(3)
  Net investment income (loss)                (0.72)%      (0.26)%       0.49%       (0.09)%(3)
Portfolio turnover                              205%         618%         532%         175%(4)

(1) Includes reimbursement of operating expenses by investment adviser of $0.04.
(2) Maximum sales charge is not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.
(5) Computed using average shares outstanding.
(6) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(7) For the year ended April 30, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

18                     See Notes to Financial Statements

Phoenix Strategic Theme Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                            CLASS B                                  CLASS C
                                         ---------------------------------------------         -------------------
                                                                                FROM                         FROM
                                                                               INCEPTION                    INCEPTION
                                               YEAR ENDED APRIL 30             10/16/95          YEAR       11/3/97
                                         --------------------------------        TO             ENDED         TO
                                            1999         1998        1997      4/30/96         4/30/99      4/30/98
Net asset value, beginning of period     $ 13.46      $ 11.91     $ 12.33      $ 10.00         $13.47       $14.93
INCOME FROM INVESTMENT OPERATIONS(6)
  Net investment income (loss)             (0.22)(5)    (0.14)(5)   (0.03)(5)    (0.06)(1)(5)   (0.22)(5)    (0.05)(5)
  Net realized and unrealized gain
    (loss)                                  5.91         3.98       (0.38)        2.40           5.90         0.88
                                         -------      -------     -------      -------         ------       ------
      TOTAL FROM INVESTMENT OPERATIONS      5.69         3.84(5)    (0.41)        2.34           5.68         0.83
                                         -------      -------     -------      -------         ------       ------
LESS DISTRIBUTIONS
  Dividends from net investment income        --           --          --           --             --           --
  Dividends from net realized gains        (1.40)       (2.29)         --           --          (1.40)       (2.29)
  In excess of net investment income          --           --          --           --             --           --
  In excess of net realized gains             --           --       (0.01)          --             --           --
  Tax return of capital                       --           --          --        (0.01)            --           --
                                         -------      -------     -------      -------         ------       ------
      TOTAL DISTRIBUTIONS                  (1.40)       (2.29)      (0.01)       (0.01)         (1.40)       (2.29)
                                         -------      -------     -------      -------         ------       ------
  Change in net asset value                 4.29         1.55       (0.42)        2.33           4.28        (1.46)
                                         -------      -------     -------      -------         ------       ------
NET ASSET VALUE, END OF PERIOD           $ 17.75      $ 13.46     $ 11.91      $ 12.33         $17.75       $13.47
                                         -------      -------     -------      -------         ------       ------
                                         -------      -------     -------      -------         ------       ------
Total return(2)                            43.98%       35.18%      (3.31)%      23.41%(4)      43.87%        7.92%(4)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)  $84,698      $66,107     $49,843      $11,920           $682         $267

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                        2.13%(7)     2.08%       2.15%        2.16%(3)       2.13%(7)     2.08%(3)
  Net investment income (loss)             (1.48)%      (1.02)%     (0.23)%      (1.06)%(3)     (1.47)%      (0.87)%(3)
Portfolio turnover                           205%         618%        532%         175%(4)        205%         618%(4)

(1) Includes reimbursement of operating expenses by investment adviser of $0.04.
(2) Maximum sales charge is not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.
(5) Computed using average shares outstanding.
(6) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(7) For the year ended April 30, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements                      19

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix Strategic Equity Series Fund (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Each Fund has distinct investment objectives. The Small Cap Fund seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stock, of relatively small companies which the adviser believes have long-term investment potential. The Strategic Theme Fund seeks long-term appreciation of capital through investing in securities of companies that the adviser believes are particularly well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Equity Opportunities Fund seeks to achieve long-term growth of capital from investment in a diversified group of stocks or securities convertible into stocks.

  Each Fund offers both Class A and Class B shares. The Strategic Theme Fund also offers Class C shares. Class M shares have been closed. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. EXPENSES:

  Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999 (CONTINUED)

G. OPTIONS:

  The Trust may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  The Trust will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  The Trust may purchase options which are included in the Trust's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  Effective June 1, 1998, National Securities and Research Corporation assigned its investment advisory agreement for the Equity Opportunities Fund to Phoenix Investment Counsel, Inc. ("PIC"), both an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"). PIC is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                            1st $1       $1-2        $2+
Fund                                       Billion     Billion     Billion
- ----------------------------------------  ----------  ----------  ----------
Small Cap Fund..........................       0.75%       0.70%       0.65%
Strategic Theme Fund....................       0.75%       0.70%       0.65%
Equity Opportunities Fund...............       0.70%       0.65%       0.60%

  Seneca Capital Management LLC ("Seneca") serves as subadviser to PIC for the Equity Opportunities Fund. For its services, Seneca is paid a fee by PIC ranging from 0.35% to 0.20% of the average daily net assets of the Equity Opportunities Fund. A majority of the equity interests of Seneca are owned by Phoenix Investment Partners Ltd. ("PXP"), an indirect majority-owned subsidiary of PHL.

  Roger Engemann & Associates, Inc. ("REA") serves as subadviser to PIC for the Small Cap Fund. For its services, REA is paid a fee by the Adviser ranging from 0.375% to 0.20% of the average daily net assets of the Small Cap Fund. REA is a wholly owned subsidiary of Pasadena Capital Corporation which in turn is a wholly owned subsidiary of PXP.

  As Distributor of the Trust's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Trust that it retained net selling commissions of $55,140 for Class A shares and deferred sales charges of $1,223,469 for Class B shares and $765 for Class C shares, for the year ended April 30, 1999. In addition, each Series pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares, 1.00% for Class C shares and, prior to closing, 0.50% for Class M shares applied to the average daily net assets of each Fund. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Trust that of the total amount expensed for the year ended April 30, 1999, $1,607,602 was earned by the Distributor, $1,082,707 was earned by unaffiliated participants and $121,999 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of the Trust, PEPCO received a fee for bookkeeping, administration, and pricing services through May 31, 1998, at an annual rate of 0.05% of average daily net assets up to $100 million, 0.04% of average daily net assets of $100 million to $300 million, 0.03% of average daily net assets of $300 million through $500 million, and 0.015% of average daily net assets greater than $500 million; a minimum fee applied. Effective June 1, 1998, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Trust. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the year ended April 30, 1999, transfer agent fees were $1,238,334 of which PEPCO retained $435,178 which is net of the fees paid to State Street.

  At April 30, 1999, PHL and its affiliates held shares of the Trust as follows:

                                                           Aggregate
                                                           Net Asset
                                                 Shares      Value
                                                ---------  ---------
Equity Opportunities Fund--Class A............        166  $   1,451
Equity Opportunities Fund--Class B............     25,410    212,680

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1999 (CONTINUED)

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities (excluding short-term securities and options) for the year ended April 30, 1999, aggregated the following:

                                        Purchases       Sales
                                       ------------  ------------
Small Cap Fund.......................  $658,542,968  $722,915,699
Strategic Theme Fund.................   298,564,798   314,372,543
Equity Opportunities Fund............   266,817,938   291,477,943

  There were no purchases or sales of long-term U.S. Government securities.

4. CAPITAL LOSS CARRYOVERS

  At April 30, 1999, the Small Cap Fund had a capital loss carryover of $23,761,798 expiring in 2007, which may be used to offset future capital gains.

  Under current tax law, capital losses realized after October 31, 1998 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended April 30, 1999, the Small Cap Fund deferred $114,522 in capital losses.

5. RECLASS OF CAPITAL ACCOUNTS

  In accordance with accounting pronouncements, the Funds have recorded several reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Funds and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of April 30, 1999, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below:

                                                                  Capital paid
                                Undistributed     Accumulated     in on shares
                                net investment    net realized    of benefical
                                    income        gain (loss)       interest
                                --------------   --------------   ------------
Small Cap Fund................    $3,189,899       $   (35,985)    $(3,153,914)
Strategic Theme Fund..........     1,592,337        (1,596,375)          4,038
Equity Opportunities Fund.....       414,880          (414,880)             --

TAX INFORMATION NOTICE (UNAUDITED)

  The Trust distributed long-term capital gain dividends of:

                                                        Total
                                                      Long-Term
                       Fund                          Distributions
- ---------------------------------------------------  ------------
Small Cap Fund.....................................   $       --
Strategic Theme Fund...............................          373
Equity Opportunities Fund..........................    3,272,689

This report is not authorized for distribution to prospective investors in the Phoenix Strategic Equity Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                       REPORT OF INDEPENDENT ACCOUNTANTS

[LOGO]

To the Trustees and Shareholders of
Phoenix Strategic Equity Series Fund:

   In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for bond ratings), and the related statements of operations and of changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the Phoenix Small Cap Fund, the Phoenix Strategic Theme Fund and the Phoenix Equity Opportunities Fund (constituting separate series of the Phoenix Strategic Equity Series Fund, hereinafter referred to as the "Trust") at April 30, 1999, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
June 11, 1999

PHOENIX-ENGEMANN SMALL CAP FUND

                        INVESTMENTS AT OCTOBER 31, 1999
                                  (UNAUDITED)

                                                       SHARES         VALUE
                                                     -----------   -------------

COMMON STOCKS--90.9%

AIR FREIGHT--1.3%
Expeditors International of Washington,
Inc.....................................                 90,000    $  3,363,750

BIOTECHNOLOGY--1.4%
Coulter Pharmaceutical, Inc.(b).........                 72,000       1,224,000
IDEC Pharmaceuticals Corp.(b)...........                 10,000       1,161,875
Pharmacyclics, Inc.(b)..................                 30,000       1,061,250
                                                                   ------------
                                                                      3,447,125
                                                                   ------------
BROADCASTING (TELEVISION, RADIO & CABLE)--2.6%
Cumulus Media, Inc.(b)..................                 80,000       2,870,000
Insight Communications Co., Inc.(b).....                 34,500         815,062
Salem Communications Corp.(b)...........                 65,000       1,616,875
Spanish Broadcasting System, Inc.
Class A(b)..............................                 45,000       1,198,125
                                                                   ------------
                                                                      6,500,062
                                                                   ------------
COMMUNICATIONS EQUIPMENT--3.2%
Advanced Fibre Communications,
Inc.(b).................................                 76,000       1,662,500
Netro Corp.(b)..........................                 64,500       1,471,406
Ortel Corp.(b)..........................                150,000       4,968,750
                                                                   ------------
                                                                      8,102,656
                                                                   ------------

COMPUTERS (NETWORKING)--10.0%
Agile Software Corp.(b).................                 24,000       2,352,000
Akamai Technologies, Inc.(b)............                  3,000         435,562
Bluestone Software, Inc.(b).............                 24,000         885,000
Commerce One, Inc.(b)...................                 30,000       5,137,500
ITXC Corp.(b)...........................                 36,000       1,629,000
Intertrust Technologies Corp.(b)........                 12,000         654,000
Interwoven, Inc.(b).....................                 28,000       2,194,500
Keynote Systems, Inc.(b)................                 40,500       1,837,687
NetZero, Inc.(b)........................                 73,300       1,507,231
Women.com Networks, Inc.(b).............                455,930       8,206,740
                                                                   ------------
                                                                     24,839,220
                                                                   ------------

COMPUTERS (SOFTWARE & SERVICES)--17.3%
Abacus Direct Corp.(b)..................                 73,000      10,694,500
BEA Systems, Inc.(b)....................                120,000       5,475,000
Concentric Network Corp.(b).............                 54,000       1,383,750

                                                       SHARES         VALUE
                                                     ----------    ------------
COMPUTERS (SOFTWARE & SERVICES)--CONTINUED
E.piphany, Inc.(b)......................                 18,000    $  1,548,000
Edwards (J.D.) & Co.(b).................                140,000       3,351,250
Inktomi Corp.(b)........................                  6,400         649,200
Legato Systems, Inc.(b).................                 69,400       3,730,250
New Era of Networks, Inc.(b)............                 55,000       1,784,062
Peregrine Systems, Inc.(b)..............                150,000       6,581,250
Sapient Corp.(b)........................                 45,000       5,754,375
Verio, Inc.(b)..........................                 60,000       2,238,750
                                                                   ------------
                                                                     43,190,387
                                                                   ------------

CONSUMER FINANCE--3.2%
Metris Companies, Inc...................                230,000       7,920,625

ELECTRICAL EQUIPMENT--4.0%
Advanced Energy Industries, Inc.(b).....                103,000       4,235,875
Flextronics International Ltd.(b).......                 80,000       5,680,000
                                                                   ------------
                                                                      9,915,875
                                                                   ------------

ELECTRONICS (COMPONENT DISTRIBUTORS)--0.8%
NETsilicon, Inc.(b).....................                165,000       2,103,750

ELECTRONICS (INSTRUMENTATION)--0.9%
Meade Instruments Corp.(b)..............                 85,000       2,167,500

ELECTRONICS (SEMICONDUCTORS)--12.7%
Applied Micro Circuits Corp.(b).........                108,000       8,403,750
Conexant Systems, Inc.(b)...............                 70,000       6,536,250
Micrel, Inc.(b).........................                134,000       7,286,250
SDL, Inc.(b)............................                 22,800       2,811,525
TriQuint Semiconductor, Inc.(b).........                 35,750       2,860,000
Vitesse Semiconductor Corp.(b)..........                 80,000       3,670,000
                                                                   ------------
                                                                     31,567,775
                                                                   ------------

EQUIPMENT (SEMICONDUCTOR)--0.7%
Cymer, Inc.(b)..........................                 44,000       1,625,250

FINANCIAL (DIVERSIFIED)--1.7%
Federal Agricultural Mortgage Corp.
Class C(b)..............................                176,000       3,234,000
Pinnacle Holdings, Inc.(b)..............                 45,000       1,080,000
                                                                   ------------
                                                                      4,314,000
                                                                   ------------

                       See Notes to Financial Statements                       3

Phoenix-Engemann Small Cap Fund

                                                       SHARES         VALUE
                                                     ----------    ------------
GAMING, LOTTERY & PARI-MUTUEL COMPANIES--0.5%
Championship Auto Racing Teams,
Inc.(b).................................                 51,000    $  1,169,813
HEALTH CARE (DRUGS-MAJOR PHARMACEUTICALS)--0.5%
Inhale Therapeutic Systems(b)...........                 40,000       1,102,500
ViroPharma, Inc.(b).....................                  9,000         187,875
                                                                   ------------
                                                                      1,290,375
                                                                   ------------

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--0.6%
ArthroCare Corp.(b).....................                 21,000       1,522,500

INVESTMENT MANAGEMENT--1.4%
Gabelli Asset Management, Inc.
Class A(b)..............................                241,500       3,607,406

OIL & GAS (EXPLORATION & PRODUCTION)--0.7%
Pinnacle Oil International, Inc.(b).....                115,000       1,635,156
POWER PRODUCERS (INDEPENDENT)--0.1%
Plug Power, Inc.(b).....................                 22,500         360,000

RAILROADS--1.5%
Kansas City Southern Industries, Inc....                 80,000       3,795,000
RESTAURANTS--1.7%
Cheesecake Factory, Inc. (The)(b).......                139,000       4,256,875

RETAIL (BUILDING SUPPLIES)--0.4%
Fastenal Co.............................                 28,000       1,015,000
RETAIL (COMPUTERS & ELECTRONICS)--0.4%
REX Stores Corp.(b).....................                 33,000         944,625

RETAIL (DISCOUNTERS)--1.5%
99 Cents Only Stores(b).................                124,275       3,712,716

RETAIL (FOOD CHAINS)--2.4%
Smart & Final, Inc.(b)..................                303,832       2,772,467
Whole Foods Market, Inc.(b).............                 95,000       3,230,000
                                                                   ------------
                                                                      6,002,467
                                                                   ------------

RETAIL (SPECIALTY)--7.2%
Cost Plus, Inc.(b)......................                270,000       9,855,000
Linens 'n Things, Inc.(b)...............                 58,000       2,305,500
Lithia Motors, Inc. Class A(b)..........                 75,000       1,495,313
Sonic Automotive, Inc.(b)...............                100,000       1,043,750
eToys, Inc.(b)..........................                 23,000       1,374,250

                                                       SHARES         VALUE
                                                     ----------    ------------
RETAIL (SPECIALTY)--CONTINUED
uBid, Inc.(b)...........................                 48,000    $  1,758,000
                                                                   ------------
                                                                     17,831,813
                                                                   ------------

RETAIL (SPECIALTY-APPAREL)--0.8%
Children's Place Retail Stores, Inc.
(The)(b)................................                 75,000       1,954,688

SERVICES (ADVERTISING/MARKETING)--0.3%
MyPoints.com, Inc.(b)...................                 60,000         810,000

SERVICES (COMMERCIAL & CONSUMER)--4.1%
Charles River Associates, Inc.(b).......                 45,000       1,136,250
Corporate Executive Board Co.
(The)(b)................................                 60,000       2,265,000
MIPS Technologies, Inc. Class A(b)......                103,650       2,992,894
NCO Group, Inc.(b)......................                 92,000       3,898,500
                                                                   ------------
                                                                     10,292,644
                                                                   ------------

SERVICES (COMPUTER SYSTEMS)--3.4%
CyberSource Corp.(b)....................                 49,000       3,111,500
Whittman-Hart, Inc.(b)..................                140,000       5,381,250
                                                                   ------------
                                                                      8,492,750
                                                                   ------------

SERVICES (DATA PROCESSING)--0.6%
Predictive Systems, Inc.(b).............                 19,500         848,250
ZapMe! Corp.(b).........................                 90,000         675,000
                                                                   ------------
                                                                      1,523,250
                                                                   ------------

TELECOMMUNICATIONS (LONG DISTANCE)--1.3%
WinStar Communications, Inc.(b).........                 82,000       3,182,625

TELEPHONE--0.9%
Allied Riser Communications Corp.(b)....                 36,000         650,250
Network Plus Corp.(b)...................                121,000       1,497,375
                                                                   ------------
                                                                      2,147,625
                                                                   ------------

TEXTILES (APPAREL)--0.8%
bebe Stores, Inc.(b)....................                 72,500       1,912,188
- --------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $136,297,347)                                      226,517,491
- --------------------------------------------------------------------------------

4                      See Notes to Financial Statements

Phoenix-Engemann Small Cap Fund

                                                       SHARES         VALUE
                                                     ----------    ------------

FOREIGN COMMON STOCKS--4.0%

COMMUNICATIONS EQUIPMENT--1.5%
Research in Motion Ltd. (Canada)(b).....                120,000    $  3,724,251
INSURANCE (LIFE/HEALTH)--0.4%
London Pacific Group Ltd. Sponsored ADR
(United Kingdom)........................                 49,000         986,125

OIL & GAS (EXPLORATION & PRODUCTION)--1.9%
Encal Energy Ltd. (Canada)(b)...........              1,000,000       4,589,027

SERVICES (DATA PROCESSING)--0.2%
Trintech Group PLC Sponsored ADR
(Germany)(b)............................                 30,000         528,750
- --------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $6,535,786)                                          9,828,153
- --------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--94.9%
(IDENTIFIED COST $142,833,133)                                      236,345,644
- --------------------------------------------------------------------------------

                                          STANDARD     PAR
                                          & POOR'S    VALUE
                                           RATING     (000)          VALUE
                                          --------  -----------   ---------------

SHORT-TERM OBLIGATIONS--4.8%

COMMERCIAL PAPER--4.2%
Coca Cola Co. 5.27%, 11/1/99............    A-1+    $    6,365    $  6,365,000
Koch Industries, Inc. 5.34%, 11/1/99....    A-1+         4,055       4,055,000
                                                                  ------------
                                                                    10,420,000
                                                                  ------------

FEDERAL AGENCY SECURITIES--0.6%
FMC Discount Note 5.16%, 11/1/99........                 1,635       1,635,000
- ---------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $12,055,000)                                       12,055,000
- ---------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.7%
(IDENTIFIED COST $154,888,133)                                     248,400,644(a)
Cash and receivables, less liabilities--0.3%                           794,198
                                                                  ------------
NET ASSETS--100.0%                                                $249,194,842
                                                                  ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $98,360,705 and gross depreciation of $5,818,804 for federal income tax purposes. At October 31, 1999, the aggregate cost of securities for federal income tax purposes was $155,858,743.
(b)  Non-income producing.

                       See Notes to Financial Statements

Phoenix-Engemann Small Cap Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $154,888,133)                              $  248,400,644
Cash                                                                 303,105
Receivables
  Fund shares sold                                                 2,773,743
  Investment securities sold                                       1,764,672
Prepaid expenses                                                       4,528
                                                              --------------
    Total assets                                                 253,246,692
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  3,253,262
  Fund shares repurchased                                            295,676
  Transfer agent fee                                                 142,263
  Investment advisory fee                                            138,213
  Distribution fee                                                   104,913
  Financial agent fee                                                 18,786
  Trustees' fee                                                        5,390
Accrued expenses                                                      93,347
                                                              --------------
    Total liabilities                                              4,051,850
                                                              --------------
NET ASSETS                                                    $  249,194,842
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  183,661,374
Undistributed net investment loss                                 (1,725,752)
Accumulated net realized loss                                    (26,253,291)
Net unrealized appreciation                                       93,512,511
                                                              --------------
NET ASSETS                                                    $  249,194,842
                                                              ==============
CLASS A
Shares of beneficial interest outstanding,
  $0.0001 par value, unlimited authorization
  (Net Assets $146,949,687)                                        7,255,402
Net asset value per share                                             $20.25
Offering price per share $20.25/(1-4.75%)                             $21.26
CLASS B
Shares of beneficial interest outstanding,
  $0.0001 par value, unlimited authorization
  (Net Assets $102,245,155)                                        5,226,263
Net asset value and offering price per share                          $19.56

                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED OCTOBER 31, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Interest                                                      $      147,458
Dividends                                                             48,227
                                                              --------------
    Total investment income                                          195,685
                                                              --------------
EXPENSES
Investment advisory fee                                              791,025
Distribution fee, Class A                                            151,332
Distribution fee, Class B                                            449,372
Financial agent                                                      104,364
Transfer agent                                                       327,572
Printing                                                              37,619
Professional                                                          19,804
Registration                                                          16,683
Custodian                                                              9,653
Trustees                                                               8,689
Miscellaneous                                                          5,324
                                                              --------------
    Total expenses                                                 1,921,437
                                                              --------------
NET INVESTMENT LOSS                                               (1,725,752)
                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                     (944,423)
Net realized gain on foreign currency transactions                       668
Net change in unrealized appreciation (depreciation) on
  investments                                                     58,716,695
                                                              --------------
NET GAIN ON INVESTMENTS                                           57,772,940
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   56,047,188
                                                              ==============

6                      See Notes to Financial Statements

Phoenix-Engemann Small Cap Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            10/31/99     Year Ended
                                          (Unaudited)      4/30/99
                                          ------------  -------------
FROM OPERATIONS
  Net investment income (loss)            $ (1,725,752) $  (3,189,899)
  Net realized gain (loss)                    (943,755)   (24,983,780)
  Net change in unrealized appreciation
    (depreciation)                          58,716,695      6,208,917
                                          ------------  -------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               56,047,188    (21,964,762)
                                          ------------  -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class A                       --     (5,773,229)
  Net realized gains, Class B                       --     (4,219,826)
                                          ------------  -------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS                   --     (9,993,055)
                                          ------------  -------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (16,115,590 and 18,013,110 shares,
    respectively)                          273,409,835    273,064,204
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 360,829 shares, respectively)            --      5,383,573
  Cost of shares repurchased (16,569,477
    and 22,385,155 shares, respectively)  (280,818,977)  (343,459,404)
                                          ------------  -------------
Total                                       (7,409,142)   (65,011,627)
                                          ------------  -------------
CLASS B
  Proceeds from sales of shares (498,510
    and 987,925 shares, respectively)        8,340,399     14,507,598
  Net asset value of shares issued from
    reinvestment of distributions
    (0 and 243,730 shares, respectively)            --      3,536,528
  Cost of shares repurchased (1,127,028
    and 4,075,435 shares, respectively)    (18,445,649)   (61,757,518)
                                          ------------  -------------
Total                                      (10,105,250)   (43,713,392)
                                          ------------  -------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                     (17,514,392)  (108,725,019)
                                          ------------  -------------
  NET INCREASE (DECREASE) IN NET ASSETS     38,532,796   (140,682,836)
NET ASSETS
  Beginning of period                      210,662,046    351,344,882
                                          ------------  -------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    ($1,725,752) AND $0, RESPECTIVELY]    $249,194,842  $ 210,662,046
                                          ============  =============

                       See Notes to Financial Statements                       7

Phoenix-Engemann Small Cap Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                      CLASS A
                                          ----------------------------------------------------------------
                                          SIX MONTHS                                              FROM
                                             ENDED             YEAR ENDED APRIL 30              INCEPTION
                                           10/31/99     ---------------------------------      10/16/95 TO
                                          (UNAUDITED)      1999         1998         1997        4/30/96
Net asset value, beginning of period        $15.74      $ 17.37      $ 14.13      $ 16.74          $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)               (0.11)(5)    (0.14)(5)    (0.08)(5)    (0.05)(5)       (0.04)(1)(5)
  Net realized and unrealized gain
    (loss)                                    4.62        (0.88)        6.80        (2.53)           6.79
                                            ------      -------      -------      -------          ------
      TOTAL FROM INVESTMENT
        OPERATIONS                            4.51        (1.02)        6.72        (2.58)           6.75
                                            ------      -------      -------      -------          ------
LESS DISTRIBUTIONS
  Dividends from net realized gains             --        (0.61)       (3.48)       (0.02)             --
  In excess of net investment income            --           --           --           --           (0.01)
  In excess of net realized gains               --           --           --        (0.01)             --
                                            ------      -------      -------      -------          ------
      TOTAL DISTRIBUTIONS                       --        (0.61)       (3.48)       (0.03)          (0.01)
                                            ------      -------      -------      -------          ------
Change in net asset value                     4.51        (1.63)        3.24        (2.61)           6.74
                                            ------      -------      -------      -------          ------
NET ASSET VALUE, END OF PERIOD              $20.25      $ 15.74      $ 17.37      $ 14.13          $16.74
                                            ======      =======      =======      =======          ======
Total return(2)                              28.72 %(4)   (5.66)%      52.33 %     (15.43)%         67.48 %(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                             $146,950      $121,313     $203,560     $155,089        $98,372
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          1.50 %(3)    1.46 %(6)    1.31 %       1.37 %          1.50 %(3)
  Net investment income (loss)               (1.31)%(3)   (0.95)%      (0.48)%      (0.28)%         (0.53)%(3)
Portfolio turnover                              53 %(4)     276 %        498 %        325 %           103 %(4)

                                                                     CLASS B
                                          --------------------------------------------------------------
                                          SIX MONTHS                                            FROM
                                             ENDED            YEAR ENDED APRIL 30             INCEPTION
                                           10/31/99     -------------------------------      10/16/95 TO
                                          (UNAUDITED)     1999         1998        1997        4/30/96
Net asset value, beginning of period        $15.26      $16.99      $ 13.98      $16.68          $10.00
INCOME FROM INVESTMENT OPERATIONS
  Net investment income (loss)               (0.17)(5)   (0.25)(5)    (0.21)(5)   (0.17)(5)       (0.09)(1)(5)
  Net realized and unrealized gain
    (loss)                                    4.47       (0.87)        6.70       (2.50)           6.77
                                            ------      ------      -------      ------          ------
      TOTAL FROM INVESTMENT
        OPERATIONS                            4.30       (1.12)        6.49       (2.67)           6.68
                                            ------      ------      -------      ------          ------
LESS DISTRIBUTIONS
  Dividends from net realized gains             --       (0.61)       (3.48)      (0.02)             --
  In excess of net realized gains               --          --           --       (0.01)             --
                                            ------      ------      -------      ------          ------
      TOTAL DISTRIBUTIONS                       --       (0.61)       (3.48)      (0.03)             --
                                            ------      ------      -------      ------          ------
Change in net asset value                     4.30       (1.73)        3.01       (2.70)           6.68
                                            ------      ------      -------      ------          ------
NET ASSET VALUE, END OF PERIOD              $19.56      $15.26      $ 16.99      $13.98          $16.68
                                            ======      ======      =======      ======          ======
Total return(2)                              28.24 %(4)  (6.39)%      51.16 %    (16.03)%         66.80 %(4)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (thousands)                             $102,245      $89,349     $147,785     $97,647        $45,168
RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          2.24 %(3)   2.21 %(6)    2.06 %      2.12 %          2.26 %(3)
  Net investment income (loss)               (2.06)%(3)  (1.70)%      (1.22)%     (1.03)%         (1.44)%(3)
Portfolio turnover                              53 %(4)    276 %        498 %       325 %           103 %(4)

(1) Includes reimbursement of operating expenses by investment advisor of $0.02 and $0.02, respectively.
(2)  Maximum sales charge is not reflected in total return calculation.
(3)  Annualized
(4)  Not annualized
(5)  Computed using average shares outstanding.
(6) For the year ended April 30, 1999, the ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements

PHOENIX-SENECA STRATEGIC THEME FUND

                        INVESTMENTS AT OCTOBER 31, 1999
                                  (UNAUDITED)

                                                      SHARES        VALUE
                                                     ---------   -------------

COMMON STOCKS--85.0%
ALUMINUM--3.4%
Alcoa, Inc..............................              119,850    $  7,280,887

BROADCASTING (TELEVISION, RADIO & CABLE)--6.2%
AMFM, Inc.(b)...........................               57,500       4,025,000
EchoStar Communications Corp.(b)........              152,200       9,417,375
                                                                 ------------
                                                                   13,442,375
                                                                 ------------

CHEMICALS--3.2%
Dow Chemical Co.........................               59,000       6,976,750

COMMUNICATIONS EQUIPMENT--9.0%
General Motors Corp. Class H(b).........              146,000      10,630,625
Motorola, Inc...........................               89,000       8,671,937
                                                                 ------------
                                                                   19,302,562
                                                                 ------------
COMPUTERS (HARDWARE)--6.5%
Extreme Networks, Inc.(b)...............               30,700       2,465,594
Sun Microsystems, Inc.(b)...............              109,600      11,597,050
                                                                 ------------
                                                                   14,062,644
                                                                 ------------
COMPUTERS (SOFTWARE & SERVICES)--4.3%
Microsoft Corp.(b)......................              100,600       9,311,787

ELECTRICAL EQUIPMENT--2.7%
General Electric Co.....................               43,300       5,869,856
ELECTRONICS (SEMICONDUCTORS)--11.3%
Intel Corp..............................               54,400       4,212,600
LSI Logic Corp.(b)......................              150,950       8,028,653
Texas Instruments, Inc..................              135,000      12,116,250
                                                                 ------------
                                                                   24,357,503
                                                                 ------------

EQUIPMENT (SEMICONDUCTOR)--7.3%
Applied Materials, Inc.(b)..............              119,100      10,696,669

                                                      SHARES        VALUE
                                                     --------    ------------
EQUIPMENT (SEMICONDUCTOR)--CONTINUED
Teradyne, Inc.(b).......................              129,200    $  4,974,200
                                                                 ------------
                                                                   15,670,869
                                                                 ------------

FINANCIAL (DIVERSIFIED)--6.1%
Citigroup, Inc..........................               89,550       4,846,894
Morgan Stanley Dean Witter & Co.........               75,300       8,306,531
                                                                 ------------
                                                                   13,153,425
                                                                 ------------

HEALTH CARE (DIVERSIFIED)--1.8%
Johnson & Johnson.......................               37,000       3,875,750

HEALTH CARE (MEDICAL PRODUCTS & SUPPLIES)--2.3%
VISX, Inc.(b)...........................               79,500       4,973,719

OIL & GAS (DRILLING & EQUIPMENT)--6.7%
Baker Hughes, Inc.......................              260,200       7,269,337
Halliburton Co..........................              193,000       7,273,687
                                                                 ------------
                                                                   14,543,024
                                                                 ------------

RETAIL (COMPUTERS & ELECTRONICS)--5.3%
Best Buy Co., Inc.(b)...................               31,160       1,731,328
Tandy Corp..............................              155,000       9,755,313
                                                                 ------------
                                                                   11,486,641
                                                                 ------------

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--5.4%
Nextel Communications, Inc.(b)..........               46,500       4,007,719
Sprint Corp. (PCS Group)(b).............               92,000       7,630,250
                                                                 ------------
                                                                   11,637,969
                                                                 ------------

TELECOMMUNICATIONS (LONG DISTANCE)--3.5%
MCI WorldCom, Inc.(b)...................               87,240       7,486,283
- ------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $152,539,053)                                    183,432,044
- ------------------------------------------------------------------------------

                       See Notes to Financial Statements                       9

Phoenix-Seneca Strategic Theme Fund

                                                      SHARES        VALUE
                                                     --------    ------------

FOREIGN COMMON STOCKS--9.2%

COMMUNICATIONS EQUIPMENT--9.2%
Nokia Oyj Sponsored ADR (Finland).......               92,900    $ 10,735,756
Nortel Networks Corp. (Canada)..........              147,000       9,104,813
- ------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $15,144,613)                                      19,840,569
- ------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--94.2%
(IDENTIFIED COST $167,683,666)                                    203,272,613
- ------------------------------------------------------------------------------

                                          STANDARD   PAR
                                          & POOR'S  VALUE
                                           RATING   (000)        VALUE
                                          --------  -------   ---------------

SHORT-TERM OBLIGATIONS--3.4%

COMMERCIAL PAPER--3.4%
Koch Industries, Inc. 5.34%, 11/1/99....    A-1+    $3,245    $  3,245,000
Albertson's, Inc. 5.30%, 11/2/99........    A-1      1,500       1,499,779
Gannett Co., Inc. 5.30%, 11/5/99........    A-1      1,575       1,574,072
Private Export Funding Corp. 5.28%,
11/9/99.................................    A-1+     1,000         998,827
- -----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $7,317,678)                                     7,317,678
- -----------------------------------------------------------------------------

TOTAL INVESTMENTS--97.6%
(IDENTIFIED COST $175,001,344)                                 210,590,291(a)
Cash and receivables, less liabilities--2.4%                     5,119,651
                                                              ------------
NET ASSETS--100.0%                                            $215,709,942
                                                              ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $40,289,866 and gross depreciation of $5,089,260 for federal income tax purposes. At October 31, 1999, the aggregate cost of securities for federal income tax purposes was $175,389,685.
(b)  Non-income producing.

10
                       See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1999
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $175,001,344)                              $  210,590,291
Cash                                                                   1,622
Receivables
  Investment securities sold                                       7,716,073
  Fund shares sold                                                   170,369
  Dividends and interest                                              20,475
Prepaid expenses                                                       2,630
                                                              --------------
    Total assets                                                 218,501,460
                                                              --------------
LIABILITIES
Payables
  Investment securities purchased                                  2,408,992
  Fund shares repurchased                                             55,840
  Investment advisory fee                                            129,545
  Distribution fee                                                    99,395
  Transfer agent fee                                                  30,643
  Financial agent fee                                                 20,848
  Trustees' fee                                                        4,481
Accrued expenses                                                      41,774
                                                              --------------
    Total liabilities                                              2,791,518
                                                              --------------
NET ASSETS                                                    $  215,709,942
                                                              ==============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $  149,181,334
Undistributed net investment loss                                   (945,236)
Accumulated net realized gain                                     31,884,897
Net unrealized appreciation                                       35,588,947
                                                              --------------
NET ASSETS                                                    $  215,709,942
                                                              ==============
CLASS A
Shares of beneficial interest outstanding,
  $0.0001 par value, unlimited authorization
  (Net Assets $122,198,546)                                        6,634,775
Net asset value per share                                             $18.42
Offering price per share $18.42/(1-4.75%)                             $19.34
CLASS B
Shares of beneficial interest outstanding,
  $0.0001 par value, unlimited authorization
  (Net Assets $92,047,015)                                         5,165,204
Net asset value per share and offering per share                      $17.82
CLASS C
Shares of beneficial interest outstanding,
  $0.0001 par value, unlimited authorization
  (Net Assets $1,464,381)                                             82,170
Net asset value per share and offering per share                      $17.82

                            STATEMENT OF OPERATIONS
                       SIX MONTHS ENDED OCTOBER 31, 1999
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $      445,358
Interest                                                             270,826
                                                              --------------
    Total investment income                                          716,184
                                                              --------------
EXPENSES
Investment advisory fee                                              759,686
Distribution fee, Class A                                            142,901
Distribution fee, Class B                                            436,497
Distribution fee, Class C                                              4,814
Financial agent fee                                                  104,205
Transfer agent                                                       136,846
Registration                                                          22,685
Printing                                                              19,857
Professional                                                          15,049
Custodian                                                              9,084
Trustees                                                               8,571
Miscellaneous                                                          3,913
                                                              --------------
    Total expenses                                                 1,664,108
    Custodian fees paid indirectly                                    (2,688)
                                                              --------------
    Net expenses                                                   1,661,420
                                                              --------------
NET INVESTMENT LOSS                                                 (945,236)
                                                              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                   32,263,878
Net change in unrealized appreciation (depreciation) on
  investments                                                    (12,116,802)
                                                              --------------
NET GAIN ON INVESTMENTS                                           20,147,076
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   19,201,840
                                                              ==============

                       See Notes to Financial Statements                      11

Phoenix-Seneca Strategic Theme Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            10/31/99     Year Ended
                                          (Unaudited)     4/30/99
                                          ------------  ------------
FROM OPERATIONS
  Net investment income (loss)            $   (945,236) $ (1,592,337)
  Net realized gain (loss)                  32,263,878    18,354,872
  Net change in unrealized appreciation
    (depreciation)                         (12,116,802)   38,225,117
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               19,201,840    54,987,652
                                          ------------  ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class A               (9,383,652)   (6,923,924)
  Net realized gains, Class B               (7,340,312)   (5,772,230)
  Net realized gains, Class C                 (103,337)      (28,108)
                                          ------------  ------------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS          (16,827,301)  (12,724,262)
                                          ------------  ------------
FROM SHARE TRANSACTIONS
CLASS A
  Proceeds from sales of shares
    (1,478,273 and 3,919,529 shares,
    respectively)                           27,016,064    64,808,215
  Net asset value of shares issued from
    reinvestment of distributions
    (510,078 and 419,976 shares,
    respectively)                            8,982,584     6,560,032
  Cost of shares repurchased (1,272,801
    and 4,982,395 shares, respectively)    (23,340,769)  (76,814,571)
                                          ------------  ------------
Total                                       12,657,879    (5,446,324)
                                          ------------  ------------
CLASS B
  Proceeds from sales of shares (424,048
    and 819,204 shares, respectively)        7,538,687    13,391,640
  Net asset value of shares issued from
    reinvestment of distributions
    (378,552 and 329,762 shares,
    respectively)                            6,454,296     5,028,874
  Cost of shares repurchased (410,260
    and 1,286,009 shares, respectively)     (7,350,883)  (18,585,029)
                                          ------------  ------------
Total                                        6,642,100      (164,515)
                                          ------------  ------------
CLASS C
  Proceeds from sales of shares (43,077
    and 36,724 shares, respectively)           772,709       589,799
  Net asset value of shares issued from
    reinvestment of distributions
    (5,562 and 1,354 shares,
    respectively)                               94,887        20,648
  Cost of shares repurchased (4,877 and
    19,484 shares, respectively)               (83,057)     (266,095)
                                          ------------  ------------
Total                                          784,539       344,352
                                          ------------  ------------
CLASS M
  Cost of shares repurchased (0 and
    16,288 shares, respectively)                    --      (223,551)
                                          ------------  ------------
Total                                               --      (223,551)
                                          ------------  ------------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      20,084,518    (5,490,038)
                                          ------------  ------------
  NET INCREASE (DECREASE) IN NET ASSETS     22,459,057    36,773,352
NET ASSETS
  Beginning of period                      193,250,885   156,477,533
                                          ------------  ------------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    ($945,236) AND $0, RESPECTIVELY]      $215,709,942  $193,250,885
                                          ============  ============

12                     See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                              CLASS A
                                          --------------------------------------------------------------------------------
                                          SIX MONTHS
                                            ENDED                         YEAR ENDED APRIL 30               FROM INCEPTION
                                          10/31/99            -------------------------------------------   10/16/95 TO
                                          (UNAUDITED)              1999            1998           1997      4/30/96
Net asset value, beginning of period      $   18.22           $   13.70        $  12.03       $  12.37      $  10.00
INCOME FROM INVESTMENT OPERATIONS(6)
  Net investment income (loss)                (0.06)(5)           (0.11)(5)       (0.04)(5)       0.06(5)       0.00(1)(5)
  Net realized and unrealized gain
    (loss)                                     1.80                6.03            4.03          (0.38)         2.39
                                          ---------           ---------        --------       --------      --------
      TOTAL FROM INVESTMENT OPERATIONS         1.74                5.92            3.99          (0.32)         2.39
                                          ---------           ---------        --------       --------      --------
LESS DISTRIBUTIONS
  Dividends from net investment income           --                  --              --          (0.01)           --
  Dividends from net realized gains           (1.54)              (1.40)          (2.29)            --            --
  In excess of net investment income             --                  --           (0.03)            --            --
  In excess of net realized gains                --                  --              --          (0.01)           --
  Tax return of capital                          --                  --              --             --         (0.02)
                                          ---------           ---------        --------       --------      --------
      TOTAL DISTRIBUTIONS                     (1.54)              (1.40)          (2.32)         (0.02)        (0.02)
                                          ---------           ---------        --------       --------      --------
  Change in net asset value                    0.20                4.52            1.67          (0.34)         2.37
                                          ---------           ---------        --------       --------      --------
NET ASSET VALUE, END OF PERIOD            $   18.42           $   18.22        $  13.70       $  12.03      $  12.37
                                          =========           =========        ========       ========      ========
Total return(2)                                9.95 %(4)          44.91 %         36.22 %        (2.57)%       23.89 %(4)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)    $122,199            $107,871         $89,884        $77,827       $33,393

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                           1.31 %(3)(7)        1.38 %(7)       1.33 %         1.40 %        1.40 %(3)
  Net investment income (loss)                (0.60)%(3)          (0.72)%         (0.26)%         0.49 %       (0.09)%(3)
Portfolio turnover                              110 %(4)            205 %           618 %          532 %         175 %(4)

(1) Includes reimbursement of operating expenses by investment adviser of $0.04.
(2) Maximum sales charge is not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.
(5) Computed using average shares outstanding.
(6) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(7) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements                      13

Phoenix-Seneca Strategic Theme Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                             CLASS B
                                          ------------------------------------------------------------------------------
                                          SIX MONTHS
                                           ENDED                        YEAR ENDED APRIL 30              FROM INCEPTION
                                          10/31/99           -----------------------------------------   10/16/95 TO
                                          (UNAUDITED)            1999           1998          1997       4/30/96
Net asset value, beginning of period      $  17.75           $  13.46       $  11.91      $  12.33       $  10.00
INCOME FROM INVESTMENT OPERATIONS(6)
  Net investment income (loss)               (0.12)(5)          (0.22)(5)      (0.14)(5)     (0.03)(5)      (0.06)(1)(5)
  Net realized and unrealized gain
    (loss)                                    1.73               5.91           3.98         (0.38)          2.40
                                          --------           --------       --------      --------       --------
      TOTAL FROM INVESTMENT OPERATIONS        1.61               5.69           3.84(5)      (0.41)          2.34
                                          --------           --------       --------      --------       --------
LESS DISTRIBUTIONS
  Dividends from net investment income          --                 --             --            --             --
  Dividends from net realized gains          (1.54)             (1.40)         (2.29)           --             --
  In excess of net investment income            --                 --             --            --             --
  In excess of net realized gains               --                 --             --         (0.01)            --
  Tax return of capital                         --                 --             --            --          (0.01)
                                          --------           --------       --------      --------       --------
      TOTAL DISTRIBUTIONS                    (1.54)             (1.40)         (2.29)        (0.01)         (0.01)
                                          --------           --------       --------      --------       --------
  Change in net asset value                   0.07               4.29           1.55         (0.42)          2.33
                                          --------           --------       --------      --------       --------
NET ASSET VALUE, END OF PERIOD            $  17.82           $  17.75       $  13.46      $  11.91       $  12.33
                                          ========           ========       ========      ========       ========
Total return(2)                               9.47 %(4)         43.98 %        35.18 %       (3.31)%        23.41 %(4)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (thousands)    $92,047            $84,698        $66,107       $49,843        $11,920

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                          2.06 %(3)(7)       2.13 %(7)      2.08 %        2.15 %         2.16 %(3)
  Net investment income (loss)               (1.35)%(3)         (1.48)%        (1.02)%       (0.23)%        (1.06)%(3)
Portfolio turnover                             110 %(4)           205 %          618 %         532 %          175 %(4)

(1) Includes reimbursement of operating expenses by investment adviser of $0.04.
(2) Maximum sales charge is not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.
(5) Computed using average shares outstanding.
(6) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(7) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

14                     See Notes to Financial Statements

Phoenix-Seneca Strategic Theme Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                 CLASS C
                                                ------------------------------------------
                                                SIX MONTHS                         FROM
                                                   ENDED            YEAR        INCEPTION
                                                 10/31/99           ENDED       11/3/97 TO
                                                (UNAUDITED)        4/30/99       4/30/98
Net asset value, beginning of period              $17.75           $13.47         $14.93
INCOME FROM INVESTMENT OPERATIONS(5)
  Net investment income (loss)                     (0.12)(4)        (0.22)(4)      (0.05)(4)
  Net realized and unrealized gain
    (loss)                                          1.73             5.90           0.88
                                                  ------           ------         ------
      TOTAL FROM INVESTMENT OPERATIONS              1.61             5.68           0.83
                                                  ------           ------         ------
LESS DISTRIBUTIONS
  Dividends from net realized gains                (1.54)           (1.40)         (2.29)
                                                  ------           ------         ------
      TOTAL DISTRIBUTIONS                          (1.54)           (1.40)         (2.29)
                                                  ------           ------         ------
Change in net asset value                           0.07             4.28          (1.46)
                                                  ------           ------         ------
NET ASSET VALUE, END OF PERIOD                    $17.82           $17.75         $13.47
                                                  ======           ======         ======
Total return(1)                                     9.47 %(3)       43.87 %         7.92 %(3)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)             $1,464             $682           $267

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                2.06 %(2)(6)     2.13 %(6)      2.08 %(2)
  Net investment income (loss)                     (1.36)%(2)       (1.47)%        (0.87)%(2)
Portfolio turnover                                   110 %(3)         205 %          618 %(3)

(1) Maximum sales charge is not reflected in total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) Distributions are made in accordance with the prospectus; however, class level per share income from investment operations may vary from anticipated results depending on the timing of share purchases and redemptions.
(6) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                       See Notes to Financial Statements                      15

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  Phoenix Strategic Equity Series Fund (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. Each Fund has distinct investment objectives. The Small Cap Fund seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stock, of relatively small companies which the adviser believes have long-term investment potential. The Strategic Theme Fund seeks long-term appreciation of capital through investing in securities of companies that the adviser believes are particularly well positioned to benefit from cultural, demographic, regulatory, social or technological changes worldwide. The Equity Opportunities Fund seeks to achieve long-term growth of capital from investment in a diversified group of stocks or securities convertible into stocks.

  Each Fund offers both Class A and Class B shares. The Strategic Theme Fund also offers Class C shares. Class M shares have been closed. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of all classes of shares, except that each class bears distribution expenses unique to that class.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. EXPENSES:

  Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999 (UNAUDITED) (CONTINUED)

G. OPTIONS:

  The Trust may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  The Trust will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  The Trust may purchase options which are included in the Trust's Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  As compensation for its services to the Trust, the Adviser, Phoenix Investment Counsel, Inc., an indirect majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund.

                                      1st $1      $1-2       $2+
Fund                                 Billion    Billion    Billion
- ----                                 --------   --------   --------
Small Cap Fund.....................   0.75%      0.70%      0.65%
Strategic Theme Fund...............   0.75%      0.70%      0.65%
Equity Opportunities Fund..........   0.70%      0.65%      0.60%

  Seneca Capital Management LLC ("Seneca") serves as subadviser to PIC for the Equity Opportunities Fund and Strategic Theme Fund. For its services, Seneca is paid a fee by PIC ranging from 0.35% to 0.20% of the average daily net assets of the Equity Opportunities Fund. A majority of the equity interests of Seneca are owned by Phoenix Investment Partners Ltd. ("PXP"), an indirect majority-owned subsidiary of PHL.

  Roger Engemann & Associates, Inc. ("REA") serves as subadviser to PIC for the Small Cap Fund. For its services, REA is paid a fee by the Adviser ranging from 0.375% to 0.20% of the average daily net assets of the Small Cap Fund. REA is a wholly owned subsidiary of Pasadena Capital Corporation which in turn is a wholly owned subsidiary of PXP.

  As Distributor of the Trust's shares, Phoenix Equity Planning Corp. ("PEPCO"), an indirect majority-owned subsidiary of PHL, has advised the Trust that it retained net selling commissions of $18,608 for Class A shares and deferred sales charges of $307,244 for Class B shares and $590 for Class C shares, for the six months ended October 31, 1999. In addition, each Series pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares, 1.00% for Class C shares and, prior to closing, 0.50% for Class M shares applied to the average daily net assets of each Fund. The Distribution Plan for Class A shares provides for fees to be paid up to a maximum on an annual basis of 0.30%; the Distributor has voluntarily agreed to limit the fee to 0.25%. The Distributor has advised the Trust that of the total amount expensed for the six months ended October 31, 1999, $825,868 was earned by the Distributor, $567,456 was earned by unaffiliated participants and $64,000 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC, Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. The current fee schedule of PFPC, Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Trust. Certain minimum fees and fee waivers may apply.

  PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended October 31, 1999, transfer agent fees were $588,546 of which PEPCO retained $258,347 which is net of the fees paid to State Street.

  At October 31, 1999, PHL and its affiliates held shares of the Trust as follows:

                                                      Aggregate
                                                      Net Asset
                                            Shares      Value
                                           --------   ---------
Equity Opportunities Fund--Class A.......      173    $  1,654
Equity Opportunities Fund--Class B.......   26,519     242,118

PHOENIX STRATEGIC EQUITY SERIES FUND
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1999 (UNAUDITED) (CONTINUED)

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities (excluding short-term securities and options) for the six months ended October 31, 1999, aggregated the following:

                                    Purchases        Sales
                                   ------------   ------------
Small Cap Fund...................  $110,288,918   $141,631,185
Strategic Theme Fund.............   213,296,543    216,406,453
Equity Opportunities Fund........   135,875,796    152,926,575

  There were no purchases or sales of long-term U.S. Government securities.

4. CAPITAL LOSS CARRYOVERS

  At April 30, 1999, the Small Cap Fund had a capital loss carryover of $23,761,798 expiring in 2007, which may be used to offset future capital gains.

This report is not authorized for distribution to prospective investors in the Phoenix Strategic Equity Series Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

Phoenix-Seneca Growth Fund

                       INVESTMENTS AT SEPTEMBER 30, 1999


                                              SHARES      VALUE
                                              -------  -----------
COMMON STOCKS--85.8%

ALUMINUM--3.5%
Alcoa, Inc..............................       40,660  $ 2,523,461
BANKS (MAJOR REGIONAL)--3.0%
Mellon Bank Corp........................       64,410    2,173,838
BROADCASTING (TELEVISION, RADIO & CABLE)--3.3%
AMFM, Inc.(b)...........................       39,590    2,410,041
CHEMICALS--2.1%
Dow Chemical Co.........................       13,210    1,500,986

COMMUNICATIONS EQUIPMENT--6.2%
General Motors Corp. Class H(b).........       34,540    1,977,415
Motorola, Inc...........................       28,770    2,531,760
                                                       -----------
                                                         4,509,175
                                                       -----------

COMPUTERS (HARDWARE)--6.0%
International Business Machines Corp....       11,590    1,406,736
Sun Microsystems, Inc.(b)...............       32,000    2,976,000
                                                       -----------
                                                         4,382,736
                                                       -----------

COMPUTERS (NETWORKING)--3.0%
Cisco Systems, Inc.(b)..................       29,140    1,997,911
Internap Network Services Corp.(b)......        4,040      180,285
                                                       -----------
                                                         2,178,196
                                                       -----------

COMPUTERS (SOFTWARE & SERVICES)--4.2%
Microsoft Corp.(b)......................       33,740    3,055,579

                                              SHARES      VALUE
                                              -------  -----------

ELECTRICAL EQUIPMENT--3.6%
General Electric Co.....................       22,060  $ 2,615,489

ELECTRONICS (SEMICONDUCTORS)--1.3%
Intel Corp..............................       13,200      980,925

FINANCIAL (DIVERSIFIED)--7.2%
Citigroup, Inc..........................       61,930    2,724,920
Morgan Stanley Dean Witter & Co.........       28,450    2,537,384
                                                       -----------
                                                         5,262,304
                                                       -----------

FOODS--1.8%
General Mills, Inc......................       16,480    1,336,940

HEALTH CARE (DIVERSIFIED)--5.9%
Bristol-Myers Squibb Co.................       37,940    2,560,950
Johnson & Johnson.......................       18,940    1,740,113
                                                       -----------
                                                         4,301,063
                                                       -----------

HOUSEHOLD FURNISHINGS & APPLIANCES--1.2%
Whirlpool Corp..........................       13,990      913,722

HOUSEHOLD PRODUCTS (NON-DURABLE)--2.4%
Procter & Gamble Co. (The)..............       18,540    1,738,125

MANUFACTURING (DIVERSIFIED)--4.2%
Tyco International Ltd..................       29,610    3,057,233

OIL & GAS (DRILLING & EQUIPMENT)--6.4%
Baker Hughes, Inc.......................       74,100    2,148,900
Halliburton Co..........................       60,870    2,495,670
                                                       -----------
                                                         4,644,570
                                                       -----------

16                     See Notes to Financial Statements

Phoenix-Seneca Growth Fund


                                              SHARES      VALUE
                                              -------  -----------
OIL (INTERNATIONAL INTEGRATED)--3.1%
Texaco, Inc.............................       36,350  $ 2,294,594

RETAIL (COMPUTERS & ELECTRONICS)--3.1%
Tandy Corp..............................       43,750    2,261,328

RETAIL (GENERAL MERCHANDISE)--1.9%
Wal-Mart Stores, Inc....................       29,900    1,422,119
RETAIL (SPECIALTY-APPAREL)--2.4%
TJX Companies, Inc. (The)...............       62,290    1,748,013
SERVICES (ADVERTISING/MARKETING)--3.8%
Outdoor Systems, Inc.(b)................       76,590    2,738,093

TELECOMMUNICATIONS (LONG DISTANCE)--3.2%
MCI WorldCom, Inc.(b)...................       32,950    2,368,281
TELEPHONE--3.0%
Bell Atlantic Corp......................       32,190    2,166,789
- ------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $52,029,496)                           62,583,600
- ------------------------------------------------------------------

FOREIGN COMMON STOCKS--9.7%

COMMUNICATIONS EQUIPMENT--6.9%
Nokia Oyj Sponsored ADR (Finland).......       25,850    2,321,653
Nortel Networks Corp. (Canada)..........       52,730    2,689,230
                                                       -----------
                                                         5,010,883
                                                       -----------

ELECTRONICS (SEMICONDUCTORS)--2.8%
STMicroelectronics N.V. (Netherlands)...       27,300    2,020,200
- ------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $6,778,972)                             7,031,083
- ------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--95.5%
(IDENTIFIED COST $58,808,468)                           69,614,683
- ------------------------------------------------------------------

                                                PAR
                                               VALUE
                                               (000)      VALUE
                                              -------  -----------
SHORT-TERM OBLIGATIONS--7.6%

REPURCHASE AGREEMENT--7.6%
State Street Bank & Trust Co. repurchase
agreement, 4.25%, dated 9/30/99 due
10/1/99, repurchase price $5,545,655
collateralized by U.S. Treasury Note
5.50%, 3/31/00, market value
$5,657,063..............................      $ 5,545  $ 5,545,000
- ------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $5,545,000)                             5,545,000
- ------------------------------------------------------------------

TOTAL INVESTMENTS--103.1%
(IDENTIFIED COST $64,353,468)                                    75,159,683(a)
Cash and receivables, less liabilities--(3.1%)                   (2,236,353)
                                                       --------------------
NET ASSETS--100.0%                                     $         72,923,330
                                                       ====================

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $12,536,684 and gross depreciation of $1,844,747 for federal income tax purposes. At
     September 30, 1999, the aggregate cost of securities for federal income tax purposes was $64,467,746.
(b)  Non-income producing.

                       See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1999

ASSETS
Investment securities at value
  (Identified cost $64,353,468)                $75,159,683
Cash                                                   898
Receivables
  Fund shares sold                                 158,602
  Dividends and interest                            35,815
Deferred organization expenses                      13,527
Prepaid expenses                                     3,669
                                               -----------
    Total assets                                75,372,194
                                               -----------
LIABILITIES
Payables
  Investment securities purchased                2,292,003
  Fund shares repurchased                            7,910
  Distribution fee                                  32,748
  Transfer agent fee                                13,453
  Investment advisory fee                           13,450
  Financial agent fee                                5,852
  Trustees' fee                                        856
Accrued expenses                                    82,592
                                               -----------
    Total liabilities                            2,448,864
                                               -----------
NET ASSETS                                     $72,923,330
                                               ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial
  interest                                     $55,020,063
Accumulated net realized gain                    7,097,052
Net unrealized appreciation                     10,806,215
                                               -----------
NET ASSETS                                     $72,923,330
                                               ===========
CLASS X
Shares of beneficial interest outstanding,
  $1 par value,
  unlimited authorization (Net Assets
  $35,694,595)                                   1,791,537
Net asset value and offering price per share        $19.92
CLASS A
Shares of beneficial interest outstanding,
  $1 par value,
  unlimited authorization (Net Assets
  $31,000,738)                                   1,584,310
Net asset value per share                           $19.57
Offering price per share $19.57/(1-4.75%)           $20.55
CLASS B
Shares of beneficial interest outstanding,
  $1 par value,
  unlimited authorization (Net Assets
  $4,394,693)                                      227,897
Net asset value and offering price per share        $19.28
CLASS C
Shares of beneficial interest outstanding,
  $1 par value,
  unlimited authorization (Net Assets
  $1,833,304)                                       95,222
Net asset value and offering price per share        $19.25

                            STATEMENT OF OPERATIONS
                         YEAR ENDED SEPTEMBER 30, 1999

INVESTMENT INCOME
Dividends                             $   465,256
Interest                                  141,205
                                      -----------
    Total investment income               606,461
                                      -----------
EXPENSES
Investment advisory fee                   443,317
Distribution fee, Class A                  66,526
Distribution fee, Class B                  24,197
Distribution fee, Class C                   9,293
Financial agent fee                        85,097
Transfer agent                             88,614
Registration                               53,567
Printing                                   40,695
Trustees                                   25,716
Professional                               23,412
Custodian                                  12,443
Amortization of deferred
  organization expenses                    10,658
Miscellaneous                              23,541
                                      -----------
    Total expenses                        907,076
    Less expenses borne by
     investment adviser                   (49,249)
                                      -----------
    Net expenses                          857,827
                                      -----------
NET INVESTMENT LOSS                      (251,366)
                                      -----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain on securities         7,420,446
Net change in unrealized
  appreciation (depreciation) on
  investments                           8,897,166
                                      -----------
NET GAIN ON INVESTMENTS                16,317,612
                                      -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                     $16,066,246
                                      ===========

18                     See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                Year Ended     Year Ended
                                                                  9/30/99        9/30/98
                                                                -----------    -----------
FROM OPERATIONS
  Net investment income (loss)                                  $  (251,366)   $   (23,589)
  Net realized gain (loss)                                        7,420,446      5,786,850
  Net change in unrealized appreciation (depreciation)            8,897,166     (3,716,413)
                                                                -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
    OPERATIONS                                                   16,066,246      2,046,848
                                                                -----------    -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income, Class X                                         --        (28,234)
  Net realized gains, Class X                                    (2,678,808)    (2,638,126)
  Net realized gains, Class A                                    (2,257,410)      (456,891)
  Net realized gains, Class B                                      (125,950)            --
  Net realized gains, Class C                                       (32,675)            --
                                                                -----------    -----------
  DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS      (5,094,843)    (3,123,251)
                                                                -----------    -----------
FROM SHARE TRANSACTIONS
CLASS X
  Proceeds from sales of shares (191,178 and 285,390 shares,
    respectively)                                                 3,657,324      4,884,932
  Net asset value of shares issued from reinvestment of
    distributions
    (152,656 and 175,598 shares, respectively)                    2,665,381      2,655,713
  Cost of shares repurchased (417,927 and 669,955 shares,
    respectively)                                                (7,626,080)   (11,501,669)
                                                                -----------    -----------
Total                                                            (1,303,375)    (3,961,024)
                                                                -----------    -----------
CLASS A
  Proceeds from sales of shares (713,052 and 903,203 shares,
    respectively)                                                12,978,542     16,095,224
  Net asset value of shares issued from reinvestment of
    distributions
    (130,999 and 30,397 shares, respectively)                     2,250,565        454,436
  Cost of shares repurchased (329,410 and 233,349 shares,
    respectively)                                                (5,879,689)    (3,581,463)
                                                                -----------    -----------
Total                                                             9,349,418     12,968,197
                                                                -----------    -----------
CLASS B
  Proceeds from sales of shares (209,861 and 32,039 shares,
    respectively)                                                 3,860,313        544,661
  Net asset value of shares issued from reinvestment of
    distributions
    (5,386 and 0 shares, respectively)                               92,053             --
  Cost of shares repurchased (19,389 and 0 shares,
    respectively)                                                  (368,688)            --
                                                                -----------    -----------
Total                                                             3,583,678        544,661
                                                                -----------    -----------
CLASS C
  Proceeds from sales of shares (88,996 and 7,802 shares,
    respectively)                                                 1,633,483        139,674
  Net asset value of shares issued from reinvestment of
    distributions
    (1,890 and 0 shares, respectively)                               32,392             --
  Cost of shares repurchased (3,466 and 0 shares,
    respectively)                                                   (65,089)            --
                                                                -----------    -----------
Total                                                             1,600,786        139,674
                                                                -----------    -----------
  INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS      13,230,507      9,691,508
                                                                -----------    -----------
  NET INCREASE (DECREASE) IN NET ASSETS                          24,201,910      8,615,105
NET ASSETS
  Beginning of period                                            48,721,420     40,106,315
                                                                -----------    -----------
  END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT
    INCOME (LOSS) OF
    $0 AND $0, RESPECTIVELY]                                    $72,923,330    $48,721,420
                                                                ===========    ===========

                       See Notes to Financial Statements                      19

Phoenix-Seneca Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                         CLASS X
                                                                   ----------------------------------------------------
                                                                                                                FROM
                                                                         YEAR ENDED SEPTEMBER 30              INCEPTION
                                                                   ------------------------------------       3/8/96 TO
                                                                    1999          1998           1997          9/30/96
Net asset value, beginning of period                               $ 16.46       $ 16.43       $  13.74        $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                       (0.04)(1)      0.00(1)        0.03(2)        0.03(2)
  Net realized and unrealized gain (loss)                             5.11          1.28           3.50           3.71
                                                                   -------       -------       --------        -------
      TOTAL FROM INVESTMENT OPERATIONS                                5.07          1.28           3.53           3.74
                                                                   -------       -------       --------        -------
LESS DISTRIBUTIONS:
  Dividends from net investment income                                  --         (0.02)         (0.07)            --
  Dividends from net realized gains                                  (1.61)        (1.23)         (0.77)            --
                                                                   -------       -------       --------        -------
      TOTAL DISTRIBUTIONS                                            (1.61)        (1.25)         (0.84)            --
                                                                   -------       -------       --------        -------
Change in net asset value                                             3.46          0.03           2.69           3.74
                                                                   -------       -------       --------        -------
NET ASSET VALUE, END OF PERIOD                                     $ 19.92       $ 16.46       $  16.43        $ 13.74
                                                                   =======       =======       ========        =======
Total return(3)                                                      32.19 %        8.48%         27.27%         37.40%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                              $35,695       $30,713        $34,093        $12,920

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                                  1.16 %        1.14%          1.52%(6)       0.81%(4)(6)
  Net investment income (loss)                                       (0.20)%        0.02%          0.31%          0.76%(4)
Portfolio turnover                                                     169 %         166%        145.69%         87.66%(5)

(1) Computed using average shares outstanding.
(2) Net investment income (loss) is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $0.03 and $(0.09) for the year ended September 30, 1997 and the period ended September 30, 1996, respectively.
(3) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the investment adviser.
(4) Annualized.
(5) Not annualized.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.52% and 3.49% for the year ended September 30, 1997 and the period ended
    September 30, 1996, respectively.

20                     See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                        CLASS A
                                                                   --------------------------------------------------
                                                                                                              FROM
                                                                        YEAR ENDED SEPTEMBER 30             INCEPTION
                                                                   ----------------------------------       3/8/96 TO
                                                                    1999          1998          1997         9/30/96
Net asset value, beginning of period                               $ 16.23       $ 16.28       $13.63        $10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                       (0.09)(1)     (0.06)(1)    (0.08)(2)        --(2)
  Net realized and unrealized gain                                    5.04          1.24         3.50          3.63
                                                                   -------       -------       ------        ------
      TOTAL FROM INVESTMENT OPERATIONS                                4.95          1.18         3.42          3.63
                                                                   -------       -------       ------        ------
LESS DISTRIBUTIONS:
  Dividends from net investment income                                  --            --           --            --
  Dividends from net realized gains                                  (1.61)        (1.23)       (0.77)           --
                                                                   -------       -------       ------        ------
      TOTAL DISTRIBUTIONS                                            (1.61)        (1.23)       (0.77)           --
                                                                   -------       -------       ------        ------
Change in net asset value                                             3.34         (0.05)        2.65          3.63
                                                                   -------       -------       ------        ------
NET ASSET VALUE, END OF PERIOD                                     $ 19.57       $ 16.23       $16.28        $13.63
                                                                   =======       =======       ======        ======
Total return(3)                                                      31.89 %        7.93 %      26.51 %       36.30%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                              $31,001       $17,364       $6,013          $466

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                                  1.44 %        1.55 %       2.48 %(6)     1.46%(4)(6)
  Net investment income (loss)                                       (0.49)%       (0.36)%      (0.62)%        0.16%(4)
Portfolio turnover                                                     169 %         166 %     145.69 %       87.66%(5)

(1) Computed using average shares outstanding.
(2) Net investment income (loss) is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(0.09) and $(0.34) for the year ended September 30, 1997 and the period ended September 30, 1996, respectively.
(3) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the investment adviser.
(4) Annualized.
(5) Not annualized.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.63% and 14.01% for the year ended September 30, 1997 and the period ended
    September 30, 1996, respectively.

                       See Notes to Financial Statements                      21

Phoenix-Seneca Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                        CLASS B                              CLASS C
                                                             ------------------------------       ------------------------------
                                                                                   FROM                                 FROM
                                                                  YEAR          INCEPTION              YEAR          INCEPTION
                                                                 ENDED          7/1/98 TO             ENDED          7/1/98 TO
                                                                9/30/99          9/30/98             9/30/99          9/30/98
Net asset value, beginning of period                             $16.19           $18.71              $16.18           $18.71
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                    (0.31)(1)(8)     (0.04)(1)(8)        (0.32)(2)(8)     (0.06)(2)(8)
  Net realized and unrealized gain (loss)                          5.01            (2.48)               5.00            (2.47)
                                                                 ------           ------              ------           ------
      TOTAL FROM INVESTMENT OPERATIONS                             4.70            (2.52)               4.68            (2.53)
                                                                 ------           ------              ------           ------
LESS DISTRIBUTIONS:
  Dividends from net investment income                               --               --                  --               --
  Dividends from net realized gains                               (1.61)              --               (1.61)              --
                                                                 ------           ------              ------           ------
      TOTAL DISTRIBUTIONS                                         (1.61)              --               (1.61)              --
                                                                 ------           ------              ------           ------
Change in net asset value                                          3.09            (2.52)               3.07            (2.53)
                                                                 ------           ------              ------           ------
NET ASSET VALUE, END OF PERIOD                                   $19.28           $16.19              $19.25           $16.18
                                                                 ======           ======              ======           ======
Total return(3)                                                   30.31 %         (13.47)%(5)          30.20 %         (13.52)%(5)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                            $4,395             $519              $1,833             $126

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                               2.60 %(6)        2.60 %(4)(6)        2.60 %(7)        2.60%(4)(7)
  Net investment income (loss)                                    (1.66)%          (1.12)%(4)          (1.66)%          (1.39)%(4)
Portfolio turnover                                                  169 %            166 %(5)            169 %            166 %(5)

(1) Net investment income is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(0.47) and $(0.36) for the periods ended
    September 30, 1999 and September 30, 1998, respectively.
(2) Net investment income is after waiver of certain fees and reimbursement of certain expenses by the investment adviser. If the investment adviser had not waived fees and reimbursed expenses, net investment income (loss) per share would have been $(0.90) and $(0.79) for the periods ended
    September 30, 1999 and September 30, 1998, respectively.
(3) Total return represents total return for the period indicated. The total return would have been lower if certain fees and expenses had not been waived or reimbursed by the investment adviser.
(4) Annualized.
(5) Not annualized.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.46% and 12.48% for the periods ended September 30, 1999 and September 30, 1998, respectively.
(7) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 5.67% and 20.24% for the periods ended September 30, 1999 and September 30, 1998, respectively.
(8) Computed using average shares outstanding.

22                     See Notes to Financial Statements

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1999

1. SIGNIFICANT ACCOUNTING POLICIES

  The Phoenix-Seneca Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Trust are divided into four series, each a "Fund" and collectively the "Funds" as follows:
Phoenix-Seneca Bond Fund, Phoenix-Seneca Growth Fund, Phoenix-Seneca Mid-Cap "EDGE"-SM- Fund and Phoenix-Seneca Real Estate Securities Fund (formerly Seneca Bond Fund, Seneca Growth Fund, Seneca Mid-Cap "EDGE"-SM- Fund and Seneca Real Estate Securities Fund, respectively). Each Fund has distinct investment objectives. Bond Fund seeks to generate a high level of current income and capital appreciation. Growth Fund seeks to achieve long-term capital appreciation. Mid-Cap "EDGE"-SM- Fund seeks to achieve long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of companies with market capitalizations between $500 million and $5 billion. Real Estate Securities Fund seeks to emphasize capital appreciation and income equally by investing primarily in marketable securities of publicly-traded real estate investment trusts (REITS) and companies that invest in, operate, develop and/or manage real estate located in the United States.

  Each Fund offers Class X (formerly Seneca Institutional), Class A (formerly Seneca Administrative), Class B and Class C shares. Class X shares are sold without a sales charge. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C shares bear distribution expenses and have exclusive voting rights with respect to their distribution plans. Investment income and realized and unrealized gains/losses are allocated among the classes on the basis of net assets of each class. Expenses that relate to the distribution of shares or services provided to a particular class are allocated to that class.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the mean between the most recent high bid and the most recent low asked quotations. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust amortizes premiums and discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, market discount, organization costs, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1999 (CONTINUED)

effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. OPTIONS:

  Each Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

  Each Fund may purchase options which are included in the Funds' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

H. ORGANIZATION EXPENSE:

  In 1996, the Trust incurred organizational expenses which are amortized on a straight line basis over a period of sixty months from the commencement of operations. If any of the initial shares are redeemed before the end of the amortization period, the proceeds of the redemption will be reduced by the pro rata share of unamortized organization expenses.

I. EXPENSES:

  Trust expenses not directly attributable to a specific Fund are allocated evenly among all funds. Fund expenses that are not related to the distribution of shares of a particular class or to services provided specifically to a particular class are allocated among the classes on the basis of relative average daily net assets of each class.

J. REPURCHASE AGREEMENTS:

  A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  Phoenix Investment Counsel, Inc, ("PIC" or the "Adviser") serves as investment adviser to the Phoenix-Seneca Funds and Seneca Capital Management LLC ("Seneca" or the "Subadviser") serves as investment subadviser. All of the outstanding stock of PIC and a majority of the equity interests of Seneca are owned by Phoenix Investment Partners Ltd. ("PXP"), an indirect, majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"). As compensation for services

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1999 (CONTINUED)

to the Trust, the adviser receives a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                               Adviser
                                                 Fee
                                               --------
Bond Fund....................................    0.50%
Growth Fund..................................    0.70%
Mid-Cap "EDGE"-SM- Fund......................    0.80%
Real Estate Securities Fund..................    0.85%

  The Adviser pays the Subadviser a fee equal to one half of the Adviser fee.

  Phoenix Equity Planning Corporation ("PEPCO"), a direct subsidiary of PXP, serves as Administrator of the Trust. PEPCO received a fee for administration services through December 31, 1998 at an annual rate of 0.08% of average daily net assets of each Fund up to $125 million, 0.06% of average daily net assets of $125 million to $250 million and 0.04% of average daily net assets greater than $250 million; a minimum fee applied. Effective January 1, 1999, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus
(2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of the subagent's performance. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Trust. Certain minimum fees and fee waivers may apply.

  The Adviser voluntarily agreed to waive or reimburse each Fund's operating expenses until July 1, 2000, to the extent that such expenses exceed the following percentages of average annual net assets:

                             Class X    Class A    Class B    Class C
                             --------   --------   --------   --------
Bond Fund..................    0.90%      1.15%      1.90%      1.90%
Growth Fund................    1.25%      1.85%      2.60%      2.60%
Mid-Cap "EDGE"-SM- Fund....    2.10%      2.70%      3.45%      3.45%
Real Estate Securities
Fund.......................    2.35%      3.05%      3.80%      3.80%

  Prior to July 1, 1999, the Adviser voluntarily agreed to waive or reimburse the Bond Fund's operating expenses until July 1, 2000, to the extent that such expenses exceeded the following percentages of average annual net assets: 1.85% for Class X, 2.45% for Class A and 3.20% for Class B and Class C.

  PEPCO serves as the national distributor of the Trust's shares and has advised the Trust that it retained net selling commissions of $16,238 for Class A shares for the year ended September 30, 1999. Deferred sales charges retained by PEPCO for the year ended September 30, 1999 were $6,758 for Class B shares and $689 for Class C shares. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B and C shares applied to the average daily net assets of each Fund. The distributor has advised the Trust that of the total amount expensed for the year ended
September 30, 1999, $121,864 was retained by the Distributor, $24,658 was paid out to unaffiliated Participants and $1,637 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the year ended September 30, 1999, transfer agent fees were $330,067 of which PEPCO retained $425 which is net of fees paid to State Street.

  At September 30, 1999, PHL and affiliates held Phoenix-Seneca Fund shares which aggregated the following:

                                                   Aggregate
                                                   Net Asset
                                       Shares        Value
                                      ---------   -----------
Bond Fund--Class X..................  1,496,147   $15,485,121
Bond Fund--Class A..................      9,878       101,646
Bond Fund--Class B..................      9,816       100,810
Bond Fund--Class C..................      9,815       100,800
Growth Fund--Class B................        829        15,982
Growth Fund--Class C................      5,931       114,177
Mid-Cap "EDGE"-SM- Fund--Class B....      6,062       105,532
Mid-Cap "EDGE"-SM- Fund--Class C....      6,062       105,479
Real Estate Securities
Fund--Class B.......................      8,345        79,697
Real Estate Securities
Fund--Class C.......................      8,346        79,700

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities during the year ended September 30, 1999 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                    Purchases        Sales
                                   ------------   ------------
Bond Fund........................  $ 26,311,365   $ 16,449,029
Growth Fund......................   108,894,225    101,158,985
Mid-Cap "EDGE"-SM- Fund..........    34,069,753     31,673,766
Real Estate Securities Fund......     1,130,983      3,044,370

  Purchases and sales of long-term U.S. Government and agency securities during the year ended September 30, 1999, aggregated $18,227,311 and $13,990,110, respectively, for the Bond Fund.

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1999 (CONTINUED)

5. OTHER

  As of September 30, 1999, the Funds had shareholders who each individually owned more than 10% of total net assets, none of whom are affiliated with PHL or PXP as follows. In addition, affiliate holdings are presented in the table located within Note 2.

                                     Number of      % of Total
                                    shareholders    net assets
                                    ------------   ------------
Growth Fund.......................      1            12.1  %
Real Estate Securities Fund.......      2            33.8  %

6. CAPITAL LOSS CARRYOVERS

  At September 30, 1999, the Real Estate Securities Fund had a capital loss carryover of $24,701, expiring in 2007, which may be used to offset future capital gains.

  Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the year ended September 30, 1999 the Real Estate Securities Fund deferred capital losses of $639,028.

7. RECLASS OF CAPITAL ACCOUNTS

  In accordance with accounting pronouncements, the Funds have recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of each of the Funds and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder. As of September 30, 1999, the Funds recorded the following reclassifications to increase (decrease) the accounts listed below:

                                                              Capital paid
                              Undistributed    Accumulated    in on shares
                              net investment   net realized   of beneficial
                                  income       gain (loss)      interest
                              --------------   ------------   -------------
Bond Fund...................    $  (6,484)      $   17,363      $(10,879)
Growth Fund.................      251,366         (252,922)        1,556
Mid-Cap "EDGE"-SM- Fund.....      275,816         (277,372)        1,556
Real Estate Securities
Fund........................       (2,537)             980         1,557

TAX INFORMATION NOTICE (UNAUDITED)

  For the fiscal year ended September 30, 1999, the Funds distributed long-term capital gain dividends as follows:

Bond Fund......................................  $  182,516
Growth Fund....................................   1,530,633
Mid-Cap "EDGE"-SM- Fund........................     542,452
Real Estate Securities Fund....................     535,508

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Trust's record and other pertinent information.

                       REPORT OF INDEPENDENT ACCOUNTANTS

[LOGO]

To the Trustees and Shareholders of
Phoenix-Seneca Funds

   In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments (except for bond ratings), and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Phoenix-Seneca Bond Fund, the Phoenix-Seneca Growth Fund, the Phoenix-Seneca Mid-Cap "EDGE"-SM- Fund and the Phoenix-Seneca Real Estate Securities Fund (constituting the Phoenix-Seneca Funds, hereafter referred to as the "Funds") at September 30, 1999, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The financial highlights of the Funds, formerly the Seneca Funds, for the periods ended September 30, 1997 were audited by other independent accountants whose report dated November 5, 1997 expressed an unqualified opinion on those statements.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts
November 16, 1999

Phoenix-Seneca Growth Fund

                         INVESTMENTS AT MARCH 31, 2000
                                  (UNAUDITED)

                                               SHARES      VALUE
                                              --------  ------------
COMMON STOCKS--84.6%
ALUMINUM--2.4%
Alcoa, Inc..............................        38,770  $  2,723,592

BANKS (MAJOR REGIONAL)--2.2%
Mellon Financial Corp...................        81,600     2,407,200

BROADCASTING (TELEVISION, RADIO & CABLE)--3.3%
AMFM, Inc.(b)...........................        58,890     3,658,541

CHEMICALS--3.0%
Dow Chemical Co. (The)..................        29,130     3,320,820

COMMUNICATIONS EQUIPMENT--8.5%
General Motors Corp. Class H(b).........        37,280     4,641,360
Metricom, Inc.(b).......................        28,350     1,314,731
Motorola, Inc...........................        24,190     3,444,051
                                                        ------------
                                                           9,400,142
                                                        ------------

COMPUTERS (HARDWARE)--3.9%
Sun Microsystems, Inc.(b)...............        45,920     4,302,847

COMPUTERS (NETWORKING)--3.6%
Cisco Systems, Inc.(b)..................        51,360     3,970,770

COMPUTERS (SOFTWARE & SERVICES)--4.8%
Microsoft Corp.(b)......................        49,700     5,280,625

ELECTRICAL EQUIPMENT--4.1%
General Electric Co.....................        29,280     4,543,890

ELECTRONICS (SEMICONDUCTORS)--4.0%
Intel Corp..............................        34,130     4,503,027

EQUIPMENT (SEMICONDUCTOR)--6.9%
Applied Materials, Inc.(b)..............        38,140     3,594,695
KLA-Tencor Corp.(b).....................        48,610     4,095,392
                                                        ------------
                                                           7,690,087
                                                        ------------

FINANCIAL (DIVERSIFIED)--8.5%
Citigroup, Inc..........................        83,290     4,940,138
Morgan Stanley Dean Witter & Co.........        55,740     4,546,294
                                                        ------------
                                                           9,486,432
                                                        ------------
HEALTH CARE (DIVERSIFIED)--4.6%
Bristol-Myers Squibb Co.................        49,730     2,871,908

                                               SHARES      VALUE
                                              --------  ------------
HEALTH CARE (DIVERSIFIED)--CONTINUED
Johnson & Johnson.......................        32,620  $  2,285,439
                                                        ------------
                                                           5,157,347
                                                        ------------

HEALTH CARE (DRUGS--MAJOR PHARMACEUTICALS)--2.9%
Merck & Co., Inc........................        51,510     3,200,059

HOUSEHOLD PRODUCTS (NON-DURABLE)--1.9%
Clorox Co. (The)........................        64,640     2,100,800

MANUFACTURING (DIVERSIFIED)--3.9%
Corning, Inc............................        22,380     4,341,720

OIL & GAS (DRILLING & EQUIPMENT)--4.3%
Halliburton Co..........................       116,040     4,757,640

PAPER & FOREST PRODUCTS--1.8%
Champion International Corp.............        37,140     1,977,705

RETAIL (BUILDING SUPPLIES)--3.9%
Lowe's Companies, Inc...................        73,890     4,313,329

RETAIL (GENERAL MERCHANDISE)--2.8%
Wal-Mart Stores, Inc....................        56,750     3,149,625

TELECOMMUNICATIONS (CELLULAR/WIRELESS)--3.3%
Nextel Communications, Inc. Class
A(b)....................................        24,430     3,621,748
- --------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $73,395,817)                             93,907,946
- --------------------------------------------------------------------
FOREIGN COMMON STOCKS--10.4%

COMMUNICATIONS EQUIPMENT--6.7%
Nokia Oyj Sponsored ADR (Finland).......        17,290     3,756,252
Nortel Networks Corp. (Canada)..........        29,570     3,725,820
                                                        ------------
                                                           7,482,072
                                                        ------------

ELECTRONICS (SEMICONDUCTORS)--3.7%
STMicroelectronics N.V. (Netherlands)...        21,870     4,093,791
- --------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $5,117,185)                              11,575,863
- --------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS--95.0%
(IDENTIFIED COST $78,513,002)                            105,483,809
- --------------------------------------------------------------------

12                     See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                                                PAR
                                               VALUE
                                               (000)       VALUE
                                              --------  ------------
SHORT-TERM OBLIGATIONS--5.7%

REPURCHASE AGREEMENT--5.7%
State Street Bank & Trust Co. repurchase
agreement, 4.25%, dated 3/31/00 due
4/3/00, repurchase price $6,261,217
collateralized by U.S. Treasury Bond
8.875%, 2/15/19, market value
$6,389,142..............................      $  6,259  $  6,259,000
- --------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $6,259,000)                               6,259,000
- --------------------------------------------------------------------

TOTAL INVESTMENTS--100.7%
(IDENTIFIED COST $84,772,002)                                 111,742,809(a)
Cash and receivables, less liabilities--(0.7%)                   (749,859)
                                                             ------------
NET ASSETS--100.0%                                           $110,992,950
                                                             ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $32,151,911 and gross depreciation of $5,277,892 for federal income tax purposes. At March 31, 2000, the aggregate cost of securities for federal income tax purposes was $84,868,790.
(b)  Non-income producing.

                       See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                      STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2000
                                  (UNAUDITED)

ASSETS
Investment securities at value
  (Identified cost $84,772,002)                               $111,742,809
Cash                                                                   480
Receivables
  Fund shares sold                                                 642,197
  Dividends and interest                                            74,959
Deferred organization expenses                                       8,183
Prepaid expenses                                                     1,320
                                                              ------------
    Total assets                                               112,469,948
                                                              ------------
LIABILITIES
Payables
  Investment securities purchased                                1,022,164
  Fund shares repurchased                                          207,207
  Distribution fee                                                  67,750
  Investment advisory fee                                           63,747
  Transfer agent fee                                                19,419
  Financial agent fee                                                7,150
  Trustees' fee                                                      4,711
Accrued expenses                                                    84,850
                                                              ------------
    Total liabilities                                            1,476,998
                                                              ------------
NET ASSETS                                                    $110,992,950
                                                              ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $ 78,959,367
Undistributed net investment loss                                 (166,190)
Accumulated net realized gain                                    5,228,966
Net unrealized appreciation                                     26,970,807
                                                              ------------
NET ASSETS                                                    $110,992,950
                                                              ============
CLASS X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $42,944,854)               1,816,926
Net asset value and offering price per share                        $23.64
CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $48,278,362)               2,087,018
Net asset value per share                                           $23.13
Offering price per share $23.13/(1-4.75%)                           $24.28
CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $10,431,118)                 461,021
Net asset value and offering price per share                        $22.63
CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $9,338,616)                  413,563
Net asset value and offering price per share                        $22.58

                            STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED MARCH 31, 2000
                                  (UNAUDITED)

INVESTMENT INCOME
Dividends                                                     $      371,890
Interest                                                              87,316
Foreign taxes witheld                                                 (2,427)
                                                              --------------
    Total investment income                                          456,779
                                                              --------------
EXPENSES
Investment advisory fee                                              317,559
Distribution fee, Class A                                             47,317
Distribution fee, Class B                                             36,077
Distribution fee, Class C                                             29,247
Financial agent fee                                                   56,915
Transfer agent                                                        45,075
Registration                                                          23,024
Printing                                                              22,421
Trustees                                                              11,885
Professional                                                           8,855
Custodian                                                              6,096
Amortization of deferred organization expenses                         5,344
Miscellaneous                                                         13,154
                                                              --------------
    Total expenses                                                   622,969
                                                              --------------
NET INVESTMENT LOSS                                                 (166,190)
                                                              --------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                    7,668,326
Net change in unrealized appreciation (depreciation) on
  investments                                                     16,164,592
                                                              --------------
NET GAIN ON INVESTMENTS                                           23,832,918
                                                              --------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS          $   23,666,728
                                                              ==============

14                     See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                           Six Months
                                             Ended
                                            3/31/00     Year Ended
                                          (Unaudited)     9/30/99
                                          ------------  -----------
FROM OPERATIONS
  Net investment income (loss)            $   (166,190) $  (251,366)
  Net realized gain (loss)                   7,668,326    7,420,446
  Net change in unrealized appreciation
    (depreciation)                          16,164,592    8,897,166
                                          ------------  -----------
  INCREASE (DECREASE) IN NET ASSETS
    RESULTING FROM OPERATIONS               23,666,728   16,066,246
                                          ------------  -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net realized gains, Class X               (4,159,508)  (2,678,808)
  Net realized gains, Class A               (3,991,659)  (2,257,410)
  Net realized gains, Class B                 (733,816)    (125,950)
  Net realized gains, Class C                 (651,429)     (32,675)
                                          ------------  -----------
  DECREASE IN NET ASSETS FROM
    DISTRIBUTIONS TO SHAREHOLDERS           (9,536,412)  (5,094,843)
                                          ------------  -----------
FROM SHARE TRANSACTIONS
CLASS X
  Proceeds from sales of shares (81,151
    and 191,178 shares, respectively)        1,849,900    3,657,324
  Net asset value of shares issued from
    reinvestment of distributions
    (189,191 and 152,656 shares,
    respectively)                            4,124,386    2,665,381
  Cost of shares repurchased (244,953
    and 417,927 shares, respectively)       (5,308,182)  (7,626,080)
                                          ------------  -----------
Total                                          666,104   (1,303,375)
                                          ------------  -----------
CLASS A
  Proceeds from sales of shares (738,710
    and 713,052 shares, respectively)       16,386,777   12,978,542
  Net asset value of shares issued from
    reinvestment of distributions
    (183,997 and 130,999 shares,
    respectively)                            3,928,347    2,250,565
  Cost of shares repurchased (419,999
    and 329,410 shares, respectively)       (8,934,125)  (5,879,689)
                                          ------------  -----------
Total                                       11,380,999    9,349,418
                                          ------------  -----------
CLASS B
  Proceeds from sales of shares (232,294
    and 209,861 shares, respectively)        5,061,461    3,860,313
  Net asset value of shares issued from
    reinvestment of distributions
    (29,013 and 5,386 shares,
    respectively)                              607,535       92,053
  Cost of shares repurchased (28,183 and
    19,389 shares, respectively)              (612,860)    (368,688)
                                          ------------  -----------
Total                                        5,056,136    3,583,678
                                          ------------  -----------
CLASS C
  Proceeds from sales of shares (310,354
    and 88,996 shares, respectively)         6,688,778    1,633,483
  Net asset value of shares issued from
    reinvestment of distributions
    (27,094 and 1,890 shares,
    respectively)                              566,265       32,392
  Cost of shares repurchased (19,107 and
    3,466 shares, respectively)               (418,978)     (65,089)
                                          ------------  -----------
Total                                        6,836,065    1,600,786
                                          ------------  -----------
  INCREASE (DECREASE) IN NET ASSETS FROM
    SHARE TRANSACTIONS                      23,939,304   13,230,507
                                          ------------  -----------
  NET INCREASE (DECREASE) IN NET ASSETS     38,069,620   24,201,910
NET ASSETS
  Beginning of period                       72,923,330   48,721,420
                                          ------------  -----------
  END OF PERIOD [INCLUDING UNDISTRIBUTED
    NET INVESTMENT INCOME (LOSS) OF
    ($166,190) AND $0, RESPECTIVELY]      $110,992,950  $72,923,330
                                          ============  ===========

                       See Notes to Financial Statements                      15

Phoenix-Seneca Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                               CLASS X
                                                 --------------------------------------------------------------------
                                                 SIX MONTHS                                                   FROM
                                                    ENDED               YEAR ENDED SEPTEMBER 30,            INCEPTION
                                                   3/31/00        ------------------------------------      3/8/96 TO
                                                 (UNAUDITED)          1999          1998          1997       9/30/96
Net asset value, beginning of period                $ 19.92       $  16.46      $  16.43      $  13.74       $ 10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                        (0.01)(1)      (0.04)(1)      0.00(1)       0.03          0.03
  Net realized and unrealized gain (loss)              6.27           5.11          1.28          3.50          3.71
                                                    -------       --------      --------      --------       -------
      TOTAL FROM INVESTMENT OPERATIONS                 6.26           5.07          1.28          3.53          3.74
                                                    -------       --------      --------      --------       -------
LESS DISTRIBUTIONS:
  Dividends from net investment income                   --             --         (0.02)        (0.07)           --
  Dividends from net realized gains                   (2.54)         (1.61)        (1.23)        (0.77)           --
                                                    -------       --------      --------      --------       -------
      TOTAL DISTRIBUTIONS                             (2.54)         (1.61)        (1.25)        (0.84)           --
                                                    -------       --------      --------      --------       -------
Change in net asset value                              3.72           3.46          0.03          2.69          3.74
                                                    -------       --------      --------      --------       -------
NET ASSET VALUE, END OF PERIOD                      $ 23.64       $  19.92      $  16.46      $  16.43       $ 13.74
                                                    =======       ========      ========      ========       =======
Total return                                          32.49%(4)     32.19%          8.48%        27.27%        37.40%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $42,945        $35,695       $30,713       $34,093       $12,920

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   1.06%(3)      1.16%          1.14%         1.52%(5)      0.81%(3)(5)
  Net investment income (loss)                        (0.06)%(3)    (0.20)%         0.02%         0.31%         0.76%(3)
Portfolio turnover                                       53%(4)       169%           166%       145.69%        87.66%(4)

                                                                               CLASS A
                                                 --------------------------------------------------------------------
                                                 SIX MONTHS                                                   FROM
                                                    ENDED               YEAR ENDED SEPTEMBER 30,            INCEPTION
                                                   3/31/00        ------------------------------------      3/8/96 TO
                                                 (UNAUDITED)          1999          1998          1997       9/30/96
Net asset value, beginning of period                $ 19.57       $  16.23      $  16.28      $  13.63       $10.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                        (0.03)(1)      (0.09)(1)     (0.06)(1)     (0.08)          --
  Net realized and unrealized gain                     6.13           5.04          1.24          3.50         3.63
                                                    -------       --------      --------      --------       ------
      TOTAL FROM INVESTMENT OPERATIONS                 6.10           4.95          1.18          3.42         3.63
                                                    -------       --------      --------      --------       ------
LESS DISTRIBUTIONS:
  Dividends from net investment income                   --             --            --            --           --
  Dividends from net realized gains                   (2.54)         (1.61)        (1.23)        (0.77)          --
                                                    -------       --------      --------      --------       ------
      TOTAL DISTRIBUTIONS                             (2.54)         (1.61)        (1.23)        (0.77)          --
                                                    -------       --------      --------      --------       ------
Change in net asset value                              3.56           3.34         (0.05)         2.65         3.63
                                                    -------       --------      --------      --------       ------
NET ASSET VALUE, END OF PERIOD                      $ 23.13       $  19.57      $  16.23      $  16.28       $13.63
                                                    =======       ========      ========      ========       ======
Total return(2)                                       32.24%(4)     31.89%         7.93%        26.51%        36.30%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)               $48,278        $31,001       $17,364        $6,013         $466

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                   1.31%(3)      1.44%         1.55%         2.48%(6)      1.46%(3)(6)
  Net investment income (loss)                        (0.30)%(3)    (0.49)%       (0.36)%       (0.62)%        0.16%(3)
Portfolio turnover                                       53%(4)       169%          166%       145.69%        87.66%(4)

(1)  Computed using average shares outstanding.
(2)  Maximum sales charge is not reflected in total return calculation.
(3)  Annualized.
(4)  Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.52% and 3.49% for the periods ended September 30, 1997 and 1996, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.63% and 14.01% for the periods ended September 30, 1997 and 1996, respectively.

16
                       See Notes to Financial Statements

Phoenix-Seneca Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                         CLASS B
                                                      ----------------------------------------------
                                                      SIX MONTHS                             FROM
                                                         ENDED              YEAR           INCEPTION
                                                        3/31/00            ENDED           7/1/98 TO
                                                      (UNAUDITED)         9/30/99           9/30/98
Net asset value, beginning of period                    $ 19.28            $16.19           $18.71
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)(1)                         (0.15)            (0.31)           (0.04)
  Net realized and unrealized gain (loss)                  6.04              5.01            (2.48)
                                                        -------            ------           ------
      TOTAL FROM INVESTMENT OPERATIONS                     5.89              4.70            (2.52)
                                                        -------            ------           ------
LESS DISTRIBUTIONS:
  Dividends from net investment income                       --                --               --
  Dividends from net realized gains                       (2.54)            (1.61)              --
                                                        -------            ------           ------
      TOTAL DISTRIBUTIONS                                 (2.54)            (1.61)              --
                                                        -------            ------           ------
Change in net asset value                                  3.35              3.09            (2.52)
                                                        -------            ------           ------
NET ASSET VALUE, END OF PERIOD                          $ 22.63            $19.28           $16.19
                                                        =======            ======           ======
Total return(2)                                           31.60%(4)         30.31%          (13.47)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $10,431            $4,395             $519

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                       2.44%(3)          2.60%(5)         2.60%(3)(5)
  Net investment income (loss)                            (1.42)%(3)        (1.66)%          (1.12)%(3)
Portfolio turnover                                           53%(4)           169%             166%(4)

                                                                         CLASS C
                                                      ----------------------------------------------
                                                      SIX MONTHS                             FROM
                                                         ENDED              YEAR           INCEPTION
                                                        3/31/00            ENDED           7/1/98 TO
                                                      (UNAUDITED)         9/30/99           9/30/98
Net asset value, beginning of period                    $19.25             $16.18           $18.71
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)(1)                        (0.17)             (0.32)           (0.06)
  Net realized and unrealized gain (loss)                 6.04               5.00            (2.47)
                                                        ------             ------           ------
      TOTAL FROM INVESTMENT OPERATIONS                    5.87               4.68            (2.53)
                                                        ------             ------           ------
LESS DISTRIBUTIONS:
  Dividends from net investment income                      --                 --               --
  Dividends from net realized gains                      (2.54)             (1.61)              --
                                                        ------             ------           ------
      TOTAL DISTRIBUTIONS                                (2.54)             (1.61)              --
                                                        ------             ------           ------
Change in net asset value                                 3.33               3.07            (2.53)
                                                        ------             ------           ------
NET ASSET VALUE, END OF PERIOD                          $22.58             $19.25           $16.18
                                                        ======             ======           ======
Total return(2)                                          31.54%(4)          30.20%          (13.52)%(4)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $9,339             $1,833             $126

RATIO TO AVERAGE NET ASSETS OF:
  Operating expenses                                      2.55%(3)           2.60%(6)         2.60%(3)(6)
  Net investment income (loss)                           (1.55)%(3)         (1.66)%          (1.39)%(3)
Portfolio turnover                                          53%(4)            169%             166%(4)

(1)  Computed using average shares outstanding.
(2)  Maximum sales charge is not reflected in total return calculation.
(3)  Annualized.
(4)  Not annualized.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.46% and 12.48% for the periods ended September 30, 1999 and 1998, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 5.67% and 20.24% for the periods ended September 30, 1999 and 1998, respectively.

                       See Notes to Financial Statements

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2000 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

  The Phoenix-Seneca Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Shares of the Trust are divided into four series, each a "Fund" and collectively the "Funds" as follows:
Phoenix-Seneca Bond Fund, Phoenix-Seneca Growth Fund, Phoenix-Seneca Mid-Cap "EDGE"-SM- Fund and Phoenix-Seneca Real Estate Securities Fund (formerly Seneca Bond Fund, Seneca Growth Fund, Seneca Mid-Cap "EDGE"-SM- Fund and Seneca Real Estate Securities Fund, respectively). Each Fund has distinct investment objectives. Bond Fund seeks to generate a high level of current income and capital appreciation. Growth Fund seeks to achieve long-term capital appreciation. Mid-Cap "EDGE"-SM- Fund seeks to achieve long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of companies with market capitalizations between $500 million and $5 billion. Real Estate Securities Fund seeks to emphasize capital appreciation and income equally by investing primarily in marketable securities of publicly-traded real estate investment trusts (REITS) and companies that invest in, operate, develop and/or manage real estate located in the United States.

  Each Fund offers Class X (formerly Seneca Institutional), Class A (formerly Seneca Administrative), Class B and Class C shares. Class X shares are sold without a sales charge. Class A shares are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C shares bear distribution expenses and have exclusive voting rights with respect to their distribution plans. Investment income and realized and unrealized gains/losses are allocated among the classes on the basis of net assets of each class. Expenses that relate to the distribution of shares or services provided to a particular class are allocated to that class.

  The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

  Equity securities are valued at the last sale price, or if there had been no sale that day, at the mean between the most recent high bid and the most recent low asked quotations. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

  Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Trust amortizes premiums and discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

  Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:

  Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, market discount, organization costs, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

E. FOREIGN CURRENCY TRANSLATION:

  Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2000 (UNAUDITED) (CONTINUED)

treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

  Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

  A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset.

G. OPTIONS:

  Each Fund may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

  Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked-to-market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.
  Each Fund may purchase options which are included in the Funds' Schedule of Investments and subsequently marked-to-market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

H. ORGANIZATION EXPENSE:

  In 1996, the Trust incurred organizational expenses which are amortized on a straight line basis over a period of sixty months from the commencement of operations. If any of the initial shares are redeemed before the end of the amortization period, the proceeds of the redemption will be reduced by the pro rata share of unamortized organization expenses.

I. EXPENSES:

  Trust expenses not directly attributable to a specific Fund are allocated evenly among all funds. Fund expenses that are not related to the distribution of shares of a particular class or to services provided specifically to a particular class are allocated among the classes on the basis of relative average daily net assets of each class.

J. REPURCHASE AGREEMENTS:

  A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

  Phoenix Investment Counsel, Inc, ("PIC" or the "Adviser") serves as investment adviser to the Phoenix-Seneca Funds and Seneca Capital Management LLC ("Seneca" or the "Subadviser") serves as investment subadviser. All of the outstanding stock of PIC and a majority of the equity interests of Seneca are owned by Phoenix Investment Partners Ltd. ("PXP"), an indirect, majority-owned subsidiary of Phoenix Home Life Mutual Insurance Company ("PHL"). As compensation for services to the Trust, the adviser receives a fee based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                               Adviser
                                                 Fee
                                               --------
Bond Fund....................................    0.50%
Growth Fund..................................    0.70%
Mid-Cap "EDGE"-SM- Fund......................    0.80%
Real Estate Securities Fund..................    0.85%

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2000 (UNAUDITED) (CONTINUED)

  The Adviser pays the Subadviser a fee equal to one half of the Adviser fee.

  Phoenix Equity Planning Corporation ("PEPCO"), a direct subsidiary of PXP, serves as Administrator of the Trust. PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of the subagent's performance. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Trust. Certain minimum fees and fee waivers may apply.

  The Adviser voluntarily agreed to waive or reimburse each Fund's operating expenses until January 31, 2001, to the extent that such expenses exceed the following percentages of average annual net assets:

                             Class X    Class A    Class B    Class C
                             --------   --------   --------   --------
Bond Fund..................    0.90%      1.15%      1.90%      1.90%
Growth Fund................    1.25%      1.85%      2.60%      2.60%
Mid-Cap "EDGE"-SM- Fund....    1.15%      1.40%      2.15%      2.15%
Real Estate Securities
Fund.......................    2.35%      3.05%      3.80%      3.80%

  Prior to January 28, 2000, the Adviser voluntarily agreed to waive or reimburse the Mid-Cap "EDGE"-SM- Fund's operating expenses until January 31, 2001 to the extent that such expenses exceeded the following percentages of average annual net assets: 2.10% for Class X, 2.70% for Class A and 3.45% for Class B and Class C.

  PEPCO serves as the national distributor of the Trust's shares and has advised the Trust that it retained net selling commissions of $24,402 for Class A shares for the six months ended March 31, 2000. Deferred sales charges retained by PEPCO for the six months ended March 31, 2000 were $11,423 for Class B shares and $904 for Class C shares. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B and C shares applied to the average daily net assets of each Fund. The distributor has advised the Trust that of the total amount expensed for the six months ended March 31, 2000, $142,002 was retained by the Distributor, $45,801 was paid out to unaffiliated Participants and $2,663 was paid to W.S. Griffith, an indirect subsidiary of PHL.

  PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended March 31, 2000, transfer agent fees were $160,619 of which PEPCO retained $879 which is net of fees paid to State Street.

  At March 31, 2000, PHL and affiliates held Phoenix-Seneca Fund shares which aggregated the following:

                                                       Aggregate
                                                       Net Asset
                                            Shares       Value
                                          ----------  -----------
Bond Fund--Class X......................  1,568,254   $15,619,810
Bond Fund--Class A......................     10,487       104,031
Bond Fund--Class B......................     10,389       102,643
Bond Fund--Class C......................     10,378       102,638
Growth Fund--Class B....................        929        21,023
Growth Fund--Class C....................      6,651       150,180
Mid-Cap "EDGE"-SM- Fund--Class B........      6,646       187,882
Mid-Cap "EDGE"-SM- Fund--Class C........      6,646       187,816
Real Estate Securities Fund--Class B....      8,641        82,262
Real Estate Securities Fund--Class C....      8,641        82,262

3. PURCHASE AND SALE OF SECURITIES

  Purchases and sales of securities during the year ended March 31, 2000 (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                            Purchases         Sales
                                          --------------  --------------
Bond Fund...............................   $10,665,819     $ 6,834,358
Growth Fund.............................    58,426,550      46,390,343
Mid-Cap "EDGE"-SM- Fund.................    49,611,673      31,961,408
Real Estate Securities Fund.............     3,700,894       6,922,200

  Purchases and sales of long-term U.S. Government and agency securities during the year ended March 31, 2000, aggregated $9,055,050 and $9,073,465, respectively, for the Bond Fund.

4. CREDIT RISK

  In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

PHOENIX-SENECA FUNDS
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2000 (UNAUDITED) (CONTINUED)

5. OTHER

  As of March 31, 2000, the Funds had shareholders who each individually owned more than 10% of total net assets, none of whom are affiliated with PHL or PXP as follows. In addition, affiliate holdings are presented in the table located within Note 2.

                                           Number of    % of Total
                                          Shareholders  Net Assets
                                          ------------  ----------
Growth Fund.............................          1         10.5%
Real Estate Securities Fund.............          2         39.7%

6. CAPITAL LOSS CARRYOVERS

  At September 30, 1999, the Real Estate Securities Fund had a capital loss carryover of $24,701, expiring in 2007, which may be used to offset future capital gains.

7. SUBSEQUENT EVENT

  On April 28, 2000, the Phoenix-Seneca Growth Fund, a series of the Trust, will hold a special meeting of shareholders to vote on an agreement and plan of reorganization under which the Phoenix-Seneca Growth Fund will be combined with the Phoenix-Seneca Equity Opportunities Fund, a series of the Phoenix Strategic Equity Series Fund.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Trust's record and other pertinent information.

                      PHOENIX STRATEGIC EQUITY SERIES FUND

                            PART C--OTHER INFORMATION

ITEM 23. EXHIBITS


            a.1    Declaration of Trust of the Registrant filed via EDGAR as
                   Exhibit 1.1 with Post-Effective Amendment No. 26 on August 29, 1997, incorporated herein by reference.

            a.2 Amendment to Declaration of Trust of the Registrant creating additional classes and dual distribution system filed via EDGAR as Exhibit 1.2 with Post-Effective Amendment No. 25 on August 20, 1997, incorporated herein by reference.

            a.3 Amendment to Declaration of Trust of the Registrant changing name of the Trust and establishing additional Series of the Trust filed via EDGAR as Exhibit 1.3 with Post-Effective Amendment No. 13 on October 16, 1995, incorporated herein by reference.

            a.4 Amendment to Declaration of Trust of the Registrant changing the name of the Series of the Trust filed via EDGAR as
                   Exhibit 1.4 with Post-Effective Amendment No. 14 on April 15, 1996, incorporated herein by reference.

            a.5 Amendment to Declaration of Trust establishing an additional Series of the Trust filed via EDGAR as Exhibit 1.5 with Post-Effective Amendment No. 15 on May 24, 1996, incorporated herein by reference.

            a.6 Amendment to Declaration of Trust creating additional classes and multi-class distribution system filed via EDGAR as
                   Exhibit 1.6 with Post-Effective Amendment No. 27 on October 27, 1997, incorporated herein by reference.


            a.7* Amendment to Declaration of Trust of the Registrant changing the name of a series and creating additional classes of that series filed via EDGAR herewith.


            b.1 By-laws of the Registrant filed via EDGAR as Exhibit 2.1 with Post-Effective Amendment No. 29 on August 28, 1998, incorporated herein by reference.

            c.1 Reference is hereby made to Article VI of Registrant's Declaration of Trust referenced in Exhibit a above.


            d.1 Management Agreement between Registrant and National Securities & Research Corporation dated January 1, 1994, as assigned to Phoenix Investment Counsel Inc. effective June 1, 1998, filed via EDGAR as Exhibit 5.1 with Post-Effective Amendment No. 25 on August 20, 1997, incorporated herein by reference.

            d.2 Investment Advisory between Registrant and Phoenix Investment Counsel, Inc. dated October 16, 1995, filed via EDGAR as
                   Exhibit 5.2 with Post-Effective Amendment No. 13 on October 16, 1995, incorporated herein by reference.

            d.3 First Amendment to Phoenix Strategic Equity Series Fund Management Agreement between Registrant and National Securities Research Corporation dated January 1, 1994, as assigned to Phoenix Investment Counsel, Inc. effective June 1, 1998, filed via EDGAR as Exhibit 5.3 with Post-Effective Amendment No. 25 on August 20, 1997, incorporated herein by reference.

            d.4 Second Amendment to Phoenix Strategic Equity Series Fund Management Agreement between Registrant and National Securities and Research Corporation dated October 16, 1995, as assigned to Phoenix Investment Counsel, Inc. effective June 1, 1998, filed via EDGAR as Exhibit 5.4 with Post-Effective Amendment No. 25 on August 20, 1997, incorporated herein by reference.


            d.5 Subadvisory Agreement between Phoenix Investment Counsel, Inc. and Seneca Capital Management LLC, dated June 26, 1998, on behalf of Growth Fund filed via EDGAR as Exhibit 5.5 with Post-Effective Amendment No. 29 on August 28, 1998, incorporated herein by reference.

            d.6 Subadvisory Agreement between Phoenix Investment Counsel, Inc. and Roger Engemann & Associates, Inc., dated June 26, 1998, on behalf of Small Cap Fund filed via EDGAR as Exhibit
                   5.6 with Post-Effective Amendment No. 29 on August 28, 1998, incorporated herein by reference.

            d.7* Subadvisory Agreement between Phoenix Investment Counsel, Inc. and Seneca Capital Management LLC dated August 6, 1999, on behalf of Strategic Theme Fund filed via EDGAR herewith.

            e.1 Underwriting Agreement between Registrant and Phoenix Equity Planning Corporation ("Equity Planning") dated November 19, 1997, filed via EDGAR as Exhibit 6.1 with Post-Effective Amendment No. 28 on February 13, 1998, and incorporated herein by reference.


            e.2 Form of Sales Agreement between Phoenix Equity Planning Corporation and dealers filed via EDGAR as Exhibit 6.2 with Post-Effective Amendment No. 29 on August 28, 1998, incorporated herein by reference.

            e.3 Form of Supplement to Phoenix Family of Funds Sales Agreement filed via EDGAR as Exhibit 6.3 with Post-Effective Amendment No. 29 on August 28, 1998, incorporated herein by reference.

            e.4 Form of Financial Institution Sales Contract for the Phoenix Family of Funds filed via EDGAR as Exhibit 6.4 with Post-Effective Amendment No. 29 on August 28, 1998, incorporated herein by reference.


            f.     None.

            g. Custodian Contract between Registrant and State Street Bank and Trust Company dated May 1, 1997, filed via EDGAR as
                   Exhibit 8 with Post-Effective Amendment No. 27 on October 27, 1997, incorporated herein by reference.

            h.1 Transfer Agency and Service Agreement between Registrant and Equity Planning dated June 1, 1994, filed via EDGAR as
                   Exhibit 9.1 with Post-Effective Amendment No. 25 on August 20, 1997, incorporated herein by reference.


            h.2 Sub-Transfer Agency Agreement between Registrant and Phoenix Equity Planning Corporation dated June 1, 1994, filed via EDGAR as Exhibit 9.2 with Post-Effective Amendment No. 29 on August 28, 1998, incorporated herein by reference.

            h.3 Amended and Restated Financial Agent Agreement between Registrant and Equity Planning dated November 19, 1997 filed via EDGAR as Exhibit 9.3 with Post-Effective Amendment No. 28 on February 13, 1998, incorporated herein by reference.

            h.4 First Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation dated March 23, 1998, filed via EDGAR as Exhibit 9.4 with Post-Effective Amendment No. 29 on August 28, 1998, incorporated herein by reference.

            h.5 Second Amendment to Financial Agent Agreement between Registrant and Phoenix Equity Planning Corporation dated July 31, 1998, filed via EDGAR as Exhibit 9.5 with Post-Effective Amendment No. 29 on August 28, 1998, incorporated herein by reference.

            i. Opinion as to legality of the shares filed via EDGAR with Post-Effective Amendment No. 31 on August 27, 1999, incorporated herein by reference.

            j.*    Consent of Independent Accountants filed via EDGAR herewith.


            k.     Not applicable.

            l.     None.

            m.1 Amended and Restated Distribution Plan for Class A Shares filed via EDGAR as Exhibit 15.1 with Post-Effective Amendment No. 27 on October 27, 1997, incorporated herein by reference.


            m.2* Amended and Restated Distribution Plan for Class B Shares filed via EDGAR herewith.


            m.3 Amended and Restated Distribution Plan for Class C Shares filed via EDGAR as Exhibit 15.3 with Post-Effective Amendment No. 27 on October 27, 1997, incorporated herein by reference.

            n.     Financial Data Schedules.


            o.1* Amended and Restated Rule 18f-3 Multi-Class Distribution Plan effective May 1, 1999 filed via EDGAR herewith.

            o.2* First Amendment to Amended and Restated Plan Pursuant to Rule 18f-3, effective February 24, 2000, filed via EDGAR herewith.

            p. Codes of Ethics of the Fund, its Adviser, Subadvisers and Distributor.

            q. Powers of Attorney filed via EDGAR as Exhibit p. with Post-Effective Amendment No. 30 on June 28, 1999, incorporated herein by reference.

-------------------
*Filed herewith.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND No person is controlled by, or under common control, with the Fund.

ITEM 25. INDEMNIFICATION
   Registrant's indemnification provision is set forth in Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on June 30, 1993, and is incorporated herein by reference.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER
   See "Management of the Fund" in the Prospectus and "Services of the Advisers" and "Management of the Trust" in the Statement of Additional Information, each of which is included in this Post-Effective Amendment to the Registration Statement. For information as to the business, profession, vocation or employment of a substantial nature of director and officers of the Advisers reference is made to the Adviser's current Form ADV (SEC File No. 801-5995) filed under the Investment Advisers Act of 1940 and incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITER
   (a) Equity Planning also serves as the principal underwriter for the following other investment companies:


        Phoenix-Aberdeen Series Fund, Phoenix-Aberdeen Worldwide Opportunities Fund, Phoenix Duff & Phelps Institutional Mutual Funds, Phoenix-Engemann Funds, Phoenix Equity Series Fund, Phoenix-Euclid Funds, Phoenix-Goodwin California Tax Exempt Bonds, Inc., Phoenix-Goodwin Multi-Sector Fixed Income Fund, Inc., Phoenix-Goodwin Multi-Sector Short Term Bond Fund, Phoenix Investment Trust 97, Phoenix Multi-Portfolio Fund, Phoenix-Oakhurst Income & Growth Fund, Phoenix-Oakhurst Strategic Allocation Fund, Inc., Phoenix-Seneca Funds, Phoenix Series Fund, Phoenix Strategic Equity Series Fund, Phoenix-Zweig Trust, Phoenix Home Life Variable Universal Life Account, Phoenix Home Life Variable Accumulation Account, PHL Variable Accumulation Account, Phoenix Life and Annuity Variable Universal Life Account and PHL Variable Separate Account MVA1.


   (b) Directors and executive officers of Phoenix Equity Planning Corporation are as follows:


NAME AND                                              POSITIONS AND OFFICES                        POSITIONS AND OFFICES
PRINCIPAL ADDRESS                                     WITH DISTRIBUTOR                             WITH REGISTRANT
-----------------                                     ----------------                             ---------------
Michael E. Haylon                                     Director                                     Executive Vice President
56 Prospect St.
P.O. Box 150480
Hartford, CT 06115-0480


Philip R. McLoughlin                                  Director and Chairman                        Trustee and President
56 Prospect St.
P.O. Box 150480
Hartford, CT 06115-0480



William R. Moyer                                      Director, Executive Vice President,           Vice President
100 Bright Meadow Blvd.                               Chief Financial Officer and Treasurer
P.O. Box 2200
Enfield, CT 06083-2200


John F. Sharry                                        President,                                   Executive Vice President
100 Bright Meadow Blvd.                               Retail Division
P.O. Box 2200
Enfield, CT 06083-2200


Barry Mandinach                                       Executive Vice President,                    None
900 Third Avenue                                      Chief Marketing Officer,
New York, NY 10022                                    Retail Division

Robert Tousingnant                                    Executive Vice President,                    None
100 Bright Meadow Blvd.                               Chief Sales Officers,
P.O. Box 2200                                         Retail Division
Enfield, CT 06083-2200

G. Jeffrey Bohne                                      Vice President,                              Secretary
101 Munson St.                                        Mutual Fund
P.O. Box 2200                                         Retail Division


NAME AND                                              POSITIONS AND OFFICES                        POSITIONS AND OFFICES
PRINCIPAL ADDRESS                                     WITH DISTRIBUTOR                             WITH REGISTRANT
-----------------                                     ----------------                             ---------------

Robert S. Dreissen                                    Vice President, Compliance                   Vice President
56 Prospect St.
P.O. Box 150480
Hartford, CT 06115-0480

Jacqueline Porter                                     Assistant Vice President                     Assistant Treasurer
56 Prospect St.
P.O. Box 150480
Hartford, CT 06115-0480



   (c) To the best of the Registrant's knowledge, no commissions or other compensation was received by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of such affiliated person, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS
   Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder include herein described Funds' investment adviser, Phoenix Investment Counsel, Inc.; Registrant's financial agent, transfer agent and principal underwriter, Phoenix Equity Planning Corporation; Registrant's dividend disbursing agent and custodian, State Street Bank and Trust Company. The address of the Secretary of the Trust is 101 Munson Street, Greenfield, Massachusetts 01301; the address of Phoenix Investment Counsel, Inc. is 56 Prospect Street, Hartford, Connecticut 06115; the address of Phoenix Equity Planning Corporation is 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200; the address of the dividend disbursing agent is P.O. Box 8301, Boston, Massachusetts 02266-8301, Attention: Phoenix Funds, and the address of the custodian is P.O. Box 351, Boston, Massachusetts 02101.

ITEM 29. MANAGEMENT SERVICES
   Not applicable.

ITEM 30. UNDERTAKINGS
   Not applicable.

                                   SIGNATURES


   Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut on the 11th day of May, 2000.


                                         PHOENIX STRATEGIC EQUITY SERIES FUND

ATTEST:/s/Pamela S. Sinofsky                  BY:/s/Philip R. McLoughli
       --------------------------                ----------------------------
          Pamela S. Sinofsky                        Philip R. McLoughlin
          Assistant Secretary                       President


   Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed below by the following persons in the capacities indicated, on this 11th day of May, 2000.


                 SIGNATURE                     TITLE
                 ---------                     -----


                                               Trustee
 ---------------------------------------
             Robert Chesek*

                                               Trustee
 ---------------------------------------
           E. Virgil Conway*

          /s/ Nancy G. Curtiss                 Treasurer (principal
 ---------------------------------------       financial and accounting officer)
            Nancy G. Curtiss

                                               Trustee
 ---------------------------------------
          Harry Dalzell-Payne*

                                               Trustee
 ---------------------------------------
          Francis E. Jeffries*

                                               Trustee
 ---------------------------------------
             Leroy Keith, Jr.*

       /s/ Philip R. McLoughlin                Trustee and President
 ---------------------------------------       (principal executive officer)
           Philip R. McLoughlin

                                               Trustee
 ---------------------------------------
           Everett L. Morris*

                                               Trustee
 ---------------------------------------
            James M. Oates*

                                               Trustee
 ---------------------------------------
          Calvin J. Pedersen*

                                               Trustee
 ---------------------------------------
           Herbert Roth, Jr.*

                                               Trustee
 ---------------------------------------
          Richard E. Segerson*

                                               Trustee
 ---------------------------------------
              Lowell P. Weicker, Jr.*


*By /s/ Philip R. McLoughlin
    -----------------------------------------
* Philip R. McLoughlin pursuant to powers of attorney previously filed.

                                       S-1